highmark
                            semi-annual
                                 REPORT
January 31, 2000
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445 South Figueroa Street, Suite 306
Los Angeles, CA  90071

WWW.HIGHMARKFUNDS.COM
--------------------------------------------------------------------------------

                                       To learn more about HighMark please call:

                                       INVESTMENT PROFESSIONAL SUPPORT DESK
                                       1.800.455.5609

                                       or

                                       INVESTOR SERVICES DESK
                                       1.800.433.6884

                                       or visit us at
                                       WWW.HIGHMARKFUNDS.COM

84808 (01/00)
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TABLE OF CONTENTS

letter to shareholders and
message from the investment adviser ...............................    2

management's discussion and analysis ..............................    4

statements of net assets / schedule of investments ................   22

statement of assets and liabilities ...............................   73

statements of operations ..........................................   74

statements of changes in net assets ...............................   78

financial highlights ..............................................   82

notes to financial statements .....................................   90

fund information ..................................................  100

This report and the financial statements
contained  herein are  submitted for the
general information of HighMarkSM Funds'
shareholders.   This   report   is   not
authorized    for     distribution    to
prospective investors unless preceded or accompanied by an effective prospectus.

Shares   of   HighMark   Funds  are  not
deposits   or    obligations    of,   or
guaranteed by Union Bank of  California,
N.A.,  or  any of  its  subsidiaries  or
affiliates.  Such  shares  are  also not
federally insured by the Federal Deposit
Insurance   Corporation,   the   Federal
Reserve  Board,  or  any  other  agency.
Investments  in shares  of mutual  funds
involve  risks,  including  the possible
loss  of  principal.   SEI   Investments
Distribution  Co., serves as Distributor
for HighMark Funds and is not affiliated
with  the  Adviser,   HighMark   Capital
Management,  Inc.  or with Union Bank of
California, N.A.

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GREG KNOPF [PHOTO OMITTED]

LETTER TO SHAREHOLDERS

MY FELLOW SHAREHOLDERS:
We are pleased to provide your HighMark Funds Semi-Annual Report for the six-months ended January 31, 2000. During the period the popular market averages once again reached new highs, with many growth stocks, especially those in the technology sector, continuing to far outpace most value-oriented securities. This divergence was reflected in the performance of the large capitalization HighMark Equity Funds. While the HighMark Growth Fund once again outperformed the S&P 500 for the one- and three-year periods ending January 31, the Value Momentum and Income Equity Funds lagged.* As this divergence could continue, we suggest that you review your current asset allocation strategy. Make sure that it continues to be adequately diversified across all asset classes and not overly weighted toward growth stocks, as many have had a significant price advance. This may help to protect your portfolio in the event of a market correction that can sometimes follow such rapid price increases.

TWO HIGHMARK FUNDS THAT SHINED
We are extremely pleased to report that our HighMark California Intermediate Tax-Free Bond Fund was ranked #1 by Lipper in its category for the five-year period ending December 31, 1999.** In addition, the HighMark Small Cap Value Fund, which invests in companies with market capitalizations under $2 billion, was ranked in the top ten percent of all such funds as measured by Lipper for the year ended January 31, 2000.*** We invite you to take a closer look at these top-performing funds, as they may make attractive additions to your portfolio. For additional information, please consult your financial adviser, or contact HighMark Funds directly at 1-800-433-6884.

INTERNATIONAL EQUITY FUND NOW AVAILABLE TO RETAIL INVESTORS
The popular HighMark International Equity Fund, previously available only to institutional and retirement plan investors, is now available in retail share classes as well. The Fund, which is sub-advised by AXA Investment Managers GS Ltd., offers investors the opportunity to participate in the long-term growth potential of developed markets outside the United States. Many investment professionals recommend investing up to 10% of your portfolio's assets in international markets. To request a prospectus, please call 1-800-433-6884.

The financial markets have started the year with significant volatility. It is more important than ever to understand the funds you own and the types of securities they invest in. Please take a few moments to read your fund manager's comments contained in this report. It will help you become a more informed investor.

From all of us at HighMark Funds, we wish you much success in the year 2000 and thank you for your investment in HighMark Funds.

Sincerely,

/s/ signature omitted
Greg Knopf
Managing Director, Mutual Funds
HighMark Capital Management, Inc.
February 2000

  *For the one- and three-year periods ended January 31, 2000, the HighMark
   Growth Fund (Fiduciary Shares) produced a total return of 12.72% and 24.30%, respectively. The S&P 500 Composite Index returned 10.35% and 22.88%, respectively, during the same time periods.

 **For the one- and five-year periods ended December 31, 1999, Lipper Analytical
   Services ranked the HighMark California Intermediate Tax-Free Bond 5th out of 27 funds and 1st out of 19 funds, respectively, in the California Intermediate Municipal Debt Funds Average.

***For the one-year period ended January 31, 2000, Lipper Analytical Services ranked the HighMark Small Cap Value Fund 31st out of 326 funds in the Small Cap Value Funds Classification.

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                                                                    MESSAGE FROM
                                                          THE INVESTMENT ADVISER

                                                                 [PHOTO OMITTED]
                                                                      LUKE MAZUR

MY FELLOW SHAREHOLDERS:
The six-month period ended January 31, 2000 was a period of clear winners and losers for stocks and bonds. Many companies related to technology and telecommunications saw their stock prices rise dramatically, as investors narrowed their preferences to the "new economy" stocks. Meanwhile, the rising interest rate environment created difficulties for interest-sensitive stocks such as financial services and traditional manufacturing, while the bear market for bonds continued.

THE ECONOMY: EYE-POPPING PERFORMANCE
The U.S. economy enters the new millennium on a solid growth trajectory, with real Gross Domestic Product increasing at a rate of nearly 6% in the second half of 1999. At the same time, inflation remained moderate at about 2.5%; although Asia's recovery, the historically low 4% U.S. unemployment rate and the long-term wealth effect from rising home prices and booming stock portfolios are putting upward pressure on prices. Federal Reserve Board Chairman Alan Greenspan has indicated that he considers a non-inflationary growth rate to be 3%, which the economy has exceeded every year since 1996. In an effort to slow it down, the Fed has raised short-term rates four times since June 1999.

STOCKS: NARROW EUPHORIA
In recent years, stocks with attractive earnings prospects have beaten value stocks, as investors are willing to pay a premium for companies that can generate superior growth. During the six-month period ended January 31, 2000, investors again clamored for growth, but they were very specific in their preferences for technology and telecommunications. This narrow focus made it difficult for diversified and moderate-risk portfolios to outperform their peers, many of whom have eagerly jumped on this high-risk bandwagon. Meanwhile, corporate profits have advanced briskly across the board, making the sectors that have not participated in the rally appear increasingly attractive.

BONDS: FIGHTING INTEREST RATE HEADWINDS
Interest rates rose steadily during the six-month period, causing U.S. Treasury bonds, which trade inversely to changes in interest rates, to post sharp negative returns. In contrast, corporate bonds, which also respond favorably to improving economies, outperformed Treasury securities. Although interest rates may continue to rise in 2000 as the Fed tries to slow the economy, the federal budget surplus is a positive for bonds as the government retires debt, thus reducing supply.

With Treasury securities approaching 7% and corporate bond yields near 8%, we believe that the bond market currently offers reasonable value. Meanwhile, the stock market continues to favor technology stocks, a "mania" that could continue for some time. The Fed will probably continue to raise interest rates in an effort to deflate that mania and rein in the economy. Given the interest rate environment and investor preferences for technology, our objective is to maximize performance in the stock and bond markets without taking unacceptable risks.

Sincerely,

/s/ signature omitted
Luke Mazur
Managing Director, Chief Investment Officer
HighMark Capital Management, Inc.
February 2000

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GROWTH FUND

PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   113

PORTFOLIO TURNOVER                   28%

INCEPTION DATE
     FIDUCIARY                  11/18/93
     RETAIL CLASS A              6/20/94
     RETAIL CLASS B               2/2/98
     RETAIL CLASS C             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $758,327
     RETAIL CLASS A             $ 40,271
     RETAIL CLASS B             $ 17,922
     RETAIL CLASS C             $     60

EXPENSE RATIOS:
     FIDUCIARY                     0.92%
     RETAIL CLASS A                1.17%
     RETAIL CLASS B                1.82%
     RETAIL CLASS C                1.82%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark Growth Fund returned 11.19% (Fiduciary Shares). In comparison, the Lipper Growth Funds Average rose 14.40% and the Standard & Poor's 500 Composite Stock Index was up 5.59%. During the same period, the Standard & Poor's 500/BARRA Growth Index rose 11.39%.

FACTORS AFFECTING PERFORMANCE
The Fund benefited from holdings in companies related to the Internet and wireless communications. For example, JDS Uniphase, which performed extremely well during the period, is the leading provider of "bandwidth," the means by which individuals and businesses connect to the Internet. National Semiconductor, which was up sharply, is a major provider of semiconductor chips to cellular telephone manufacturers. Yahoo! produced an excellent return, partly because it is an increasingly profitable Internet company, a rarity, and also because it was added to the S&P 500 Index. The Fund's Lipper peers had much higher exposures to technology, which accounted for stronger performance but also higher risk.

Beyond technology, the purchase of Starbucks has been rewarding because we bought it when the company was out of favor on Wall Street. In mid-1999, there were concerns about growth in its core business and about its Internet activity unrelated to coffee. The company has since reported strong same-store revenues, boosting the stock price. The Fund also benefited from not being invested significantly in a number of industries that did very poorly such as defense, tobacco and waste management. However, the Fund's performance was hampered by its holdings in Coca-Cola and Gillette, two traditional growth stocks that have yet to benefit from the rebound in global economies.

CURRENT STRATEGY & OUTLOOK
We continue to search for companies with earnings growth in excess of 15% that are selling at reasonable prices. In a rising interest rate climate in which the economy is ultimately slowing, investors will seek companies that can grow regardless of the environment. Because of the strong impact that the Internet is having on the economy, technology still offers among the strongest growth prospects. However, we intend for the Fund to remain a diversified growth portfolio, not a technology-only fund.

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HIGHMARK GROWTH FUND
INVESTMENT OBJECTIVE
THE HIGHMARK GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]
TEAM LEADER
CRAIG BRAEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH FUND* VERSUS THE S&P 500 COMPOSITE INDEX, THE LIPPER GROWTH FUNDS AVERAGE, AND THE S&P 500/BARRA GROWTH INDEX.

[Graphic Omitted]
Plot points are as follows:

               Growth            Growth          Growth          Growth                S&P                Lipper              S&P
                Fund            Synthetic       Synthetic       Synthetic              500                Growth             Barra
              Fiduciary           Retail          Retail          Retail            Composite              Funds             Growth
               Shares         Class A Shares  Class B Shares  Class C Shares          Index               Average            Index
11/93          10,000             9,450           10,000           10,000             10,000              10,000             10,000
7/94            9,650             9,129            9,650            9,650             10,100               9,973              9,933
7/95           12,085            11,420           12,085           12,085             12,733              12,522             12,985
7/96           13,622            12,891           13,622           13,622             14,841              13,775             15,277
7/97           20,234            19,142           20,234           20,234             22,574              19,826             23,908
7/98           24,805            23,403           24,698           24,805             26,926              22,546             29,864
7/99           29,082            27,363           28,714           29,082             32,374              26,809             37,094
1/00           32,336            30,387           31,775           32,287             34,183              30,670             41,319

* Fiduciary, Synthetic Retail Class A, Synthetic Retail Class B or Synthetic Retail Class C Shares.


                                                                     Annualized             Annualized          Annualized
                                 Six Month         One Year            3 Year                 5 Year           Inception to
                                  Return            Return             Return                 Return               Date
---------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                  11.19%            12.72%              24.30%                 26.51%             21.14%
Retail Class A Shares             11.05%            12.46%              24.05%                 26.37%             23.96%
Retail Class A Shares
with load*                         4.93%             6.30%              21.74%                 24.96%             22.71%
Retail Class B Shares             10.66%            11.71%              23.58%++               26.07%++           21.26%
Retail Class B Shares
with load**                        5.66%             6.71%              22.92%++               25.91%++           19.59%
Retail Class C Shares             11.02%++          12.55%++            24.24%++               26.47%++            3.37%+
Retail Class C Shares
with load***                      10.02%++          11.55%++            24.24%++               26.47%++            2.43%+

  +Cumulative Inception to Date.
 ++The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *Reflects 5.50% sales charge. **Reflects maximum CDSC of 5.00%. ***Reflects maximum CDSC of 1.00%.
   Past performance is not predictive of future results.

           TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
GENERAL ELECTRIC                  3.8
MICROSOFT                         3.8
INTEL                             3.7
CISCO SYSTEMS                     3.5
ACE INA HOLDINGS(1)               3.1
IMS HEALTH                        2.5
TEXAS INSTRUMENTS                 2.3
LUCENT TECHNOLOGIES               2.3
IBM                               2.1
CORNING                           2.0

           TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
TECHNOLOGY                       36.1
CONSUMER STAPLES                 17.0
CONSUMER CYCLICALS               15.0
CAPITAL GOODS                     9.9
HEALTHCARE                        8.4



(1) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.

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VALUE
MOMENTUM
    FUND

           PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   109

PORTFOLIO TURNOVER                    2%

INCEPTION DATE
     FIDUCIARY                    2/1/91
     CLASS I                     9/30/99
     RETAIL CLASS A               4/2/92
     RETAIL CLASS B               2/2/98
     RETAIL CLASS C             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $674,329
     CLASS I                    $114,490
     RETAIL CLASS A             $ 40,048
     RETAIL CLASS B             $  6,990
     RETAIL CLASS C             $     81

EXPENSE RATIOS:
     FIDUCIARY                     0.88%
     CLASS I                       0.82%
     RETAIL CLASS A                1.13%
     RETAIL CLASS B                1.82%
     RETAIL CLASS C                1.82%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark Value Momentum Fund returned 0.69% (Fiduciary Shares). In comparison, the Lipper Multi-Cap Value Funds Classification posted a return of -4.96% during the period while the unmanaged Standard & Poor's 500 Composite Stock Index rose 5.59%.

FACTORS AFFECTING PERFORMANCE
The Fund outperformed its peer group because of a larger-than-average weighting in technology, primarily in companies such as Applied Materials, Hewlett Packard, IBM and Intel that have moved out of the value category but still show sufficient momentum to keep them in the portfolio. However, compared to the S&P 500 Index, the Fund is significantly underweighted in technology. Indeed, most investment sectors outside of technology posted low single-digit returns or negative results.

There were a few exceptions, such as the biotechnology area where Amgen was a successful stock during the period. It was purchased about two years ago when there were questions about the pricing power of its flagship drug, Epogen, which enhances red blood cell growth. Those questions have been resolved in the company's favor. In the meantime, Amgen has released a number of other new drugs that have proven successful.

In publishing, McGraw-Hill continues to generate double-digit earnings growth, powered by its Standard & Poor's subsidiary and Business Week magazine advertising revenue. McGraw-Hill is no longer the value stock it was when we originally purchased it, but we continue to hold for its earnings momentum.

CURRENT STRATEGY & OUTLOOK
We continue to search for moderately valued companies with strong growth rates, and occasionally we find technology companies that sell at reasonable prices. For example, American Power Conversion, which makes surge protectors and other products designed to protect computers, is benefiting from the growth in computer usage in emerging markets. Comdisco, which provides a variety of technology services to its clients, has created quite an investment portfolio by leasing computers to new companies in exchange for stock options.

While there is no shortage of companies outside of technology with solid earnings growth and modest valuations, there still seems to be a dearth of interest in these companies. We are mindful of that fact, but believe that our patience with non-technology shares will eventually be rewarded.

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HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE
THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF INCOME.

[PHOTO OMITTED]
TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND* VERSUS THE S&P 500 COMPOSITE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS CLASSIFICATION.

[Graphic Omitted]
Plot points are as follows:

            Value Momentum   Value Momentum   Value Momentum  Value Momentum    Value Momentum         S&P            Lipper
                 Fund           Synthetic       Synthetic       Synthetic          Synthetic           500           Multi-Cap
               Fiduciary         Class I      Retail Class A   Retail Class B   Retail Class C      Composite          Value
                Shares            Shares          Shares           Shares            Shares            Index       Classification
2/91             10,000           10,000           9,450            10,000            10000           10,000           10,000
7/91             10,637           10,637          10,052            10,637           10,637           10,694           10,633
7/92             11,869           11,869          11,216            11,869           11,869           12,065           12,028
7/93             13,344           13,344          12,611            13,344           13,344           13,116           13,631
7/94             13,914           13,914          13,150            13,914           13,914           13,788           14,446
7/95             17,450           17,450          16,491            17,450           17,450           17,383           17,440
7/96             20,383           20,383          19,226            20,383           20,383           20,260           19,626
7/97             30,065           30,065          28,289            30,065           30,065           30,817           28,292
7/98             32,837           32,837          30,823            32,689           32,837           36,759           30,587
7/99             37,132           37,132          34,765            36,576           37,132           44,195           33,942
1/00             37,388           37,399          34,964            36,657           37,340           46,666           32,259

*Fiduciary, Synthetic Class I, Synthetic Retail Class A, Synthetic
 Retail Class B or Synthetic Retail Class C Shares.

                                                                     Annualized          Annualized            Annualized
                                 Six Month         One Year            3 Year              5 Year             Inception to
                                  Return            Return             Return              Return                 Date
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   0.69%             8.35%              13.97%              21.57%                16.54%
Class I                            0.72%++           8.39%++            13.99%++            21.58%++               6.65%+
Retail Class A Shares              0.57%             8.10%              13.69%              21.32%                16.43%
Retail Class A Shares
with load*                        -4.96%             2.14%              11.56%              19.95%                15.59%
Retail Class B Shares              0.22%             7.28%              13.23%++            21.10%++               6.96%
Retail Class B Shares
with load**                       -4.53%             2.28%              12.44%++            20.91%++               5.07%
Retail Class C Shares              0.56%++           8.21%++            13.93%++            21.54%++               0.09%+
Retail Class C Shares
with load***                      -0.39%++           7.21%++            13.93%++            21.54%++              -0.86%+

  +Cumulative Inception to Date.
 ++The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class I Shares on September 30, 1999, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *Reflects 5.50% sales charge. ** Reflects maximum CDSC of 5.00%. *** Reflects maximum CDSC of 1.00%.

   Past performance is not predictive of future results.
   Performance presented from February 1, 1991, (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Retail Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

           TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
AMGEN                             3.3
CTS                               3.1
CISCO SYSTEMS                     3.1
INTEL                             3.0
ACE INA HOLDING(1)                3.0
GENERAL ELECTRIC                  2.7
EXXON MOBIL                       2.3
COMDISCO                          2.2
MORGAN STANLEY DEAN WITTER        2.1
CITIGROUP                         2.1

           TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
TECHNOLOGY                       18.0
FINANCIAL                        17.8
CAPITAL GOODS                    12.0
HEALTHCARE                       11.6
CONSUMER CYCLICALS               10.8

(1) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.

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[HighMark Logo Omitted]

INCOME
EQUITY
  FUND

           PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   127

PORTFOLIO TURNOVER                   43%

INCEPTION DATE
     FIDUCIARY                    2/9/84
     RETAIL CLASS A              6/20/94
     RETAIL CLASS B               2/2/98
     RETAIL CLASS C             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $467,357
     RETAIL CLASS A             $ 18,258
     RETAIL CLASS B             $  4,408
     RETAIL CLASS C             $      1

EXPENSE RATIOS:
     FIDUCIARY                     0.88%
     RETAIL CLASS A                1.13%
     RETAIL CLASS B                1.78%
     RETAIL CLASS C                1.78%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark Income Equity Fund returned -8.40% (Fiduciary Shares). In comparison, the Lipper Equity Income Funds Average posted a return of -5.47% during the period while the Standard & Poor's 500 Composite Stock Index rose 5.59%.

FACTORS AFFECTING PERFORMANCE
The Fund's relative underperformance was due to its emphasis on high dividend-yielding stocks, making few technology stocks eligible for purchase. During the six-month period, only 28 industries out of 110 tracked by Standard & Poor's Corporation showed positive results. Among the worst performers in the portfolio were regional banks such as Bank One, tobacco companies such as Philip Morris and consumer products companies such as Mattel. Other poor performers included insurance, retailers, chemicals and paper/forest products.

We did purchase some technology and telecommunications stocks in 1998, when stock prices were much lower due to the Asian economic crisis. Those stocks were among the top performers during the six-month period ending January 31, 2000. For example, Motorola, a major participant in the booming wireless communications industry, rose 44%, and was one of the Fund's biggest winners.

Because technology companies tend not to pay dividends, one successful strategy for including them in the portfolio has been to acquire dividend-paying companies with strong technology subsidiaries. For example, General Motors shares rose 33%, largely due to its ownership in Hughes Electronics, a leader in satellite technology. Enron, the Houston-based natural gas company, benefited from rising energy prices, as well as its activities in broadband telecommunications.

The boom in technology transactions, including mergers and acquisitions, initial public offerings, venture capital and other financings, drove the stock price of Morgan Stanley Dean Witter up 40%. Citigroup, which includes Salomon Smith Barney, was up 28% for the same reason, as well as Citicorp's lending exposure to improving global economies.

CURRENT STRATEGY & OUTLOOK
Reflecting current investor preferences, a large percentage of companies in mundane industries with double-digit earnings growth are selling at very low price/earnings multiples, while many technology companies with no earnings are selling at astronomical prices. At some point, investor sentiment will shift at least somewhat to the stocks offering compelling value. In the meantime, we are de-emphasizing dividend yield, a strategy which will allow the portfolio to own a broader selection of stocks.

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





HIGHMARK INCOME EQUITY FUND
INVESTMENT OBJECTIVE
THE HIGHMARK INCOME EQUITY FUND SEEKS TOTAL RETURN ON INVESTMENT, WITH DIVIDEND INCOME AS AN IMPORTANT COMPONENT OF THAT RETURN. A SECONDARY GOAL IS TO MAINTAIN A LOW LEVEL OF PRICE VOLATILITY.

[PHOTO OMITTED]
TEAM LEADER
MICHAEL MCBURNEY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE HIGHMARK INCOME EQUITY FUND* VERSUS THE S&P 500 COMPOSITE INDEX AND THE LIPPER EQUITY INCOME FUNDS AVERAGE.

[Graphic Omitted]
Plot Points are as follows:

                Income        Income Equity   Income Equity     Income Equity        S&P              Lipper
                Equity          Synthetic        Synthetic        Synthetic          500              Equity
               Fiduciary      Retail Class A  Retail Class B       Class C        Composite         Income Funds
                Shares            Shares          Shares            Shares          Index             Average
7/90            9,910             9,365           9,910              9,910          10,648              9,993
7/91           11,160            10,546          11,160             11,160          12,003             10,994
7/92           12,949            12,236          12,949             12,949          13,542             12,582
7/93           14,211            13,429          14,211             14,211          14,722             14,146
7/94           14,812            13,997          14,812             14,812          15,477             14,784
7/95           17,369            16,450          17,369             17,369          19,512             17,269
7/96           20,540            19,445          20,540             20,540          22,741             19,790
7/97           28,783            27,218          28,783             28,783          34,592             27,748
7/98           31,889            30,076          31,751             31,889          41,261             30,772
7/99           36,427            34,268          35,958             36,427          49,608             34,403
1/00           33,367            31,359          32,772             33,330          52,381             32,522

* Fiduciary, Synthetic Retail Class A, Synthetic Retail
  Class B or Synthetic Retail Class C Shares.


                                                             Annualized         Annualized          Annualized        Annualized
                              Six Month      One Year          3 Year             5 Year              10 Year        Inception to
                               Return         Return           Return             Return               Date              Date
---------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares               -8.40%         -2.84%           11.53%              16.90%              13.17%            14.64%
Retail Class A Shares          -8.49%         -3.06%           11.27%              16.74%              13.11%++          15.64%
Retail Class A Shares
with load*                    -13.54%         -8.37%            9.19%              15.42%              12.47%++          14.48%
Retail Class B Shares          -8.86%         -3.74%           10.86%++            16.48%++            12.97%++           4.84%
Retail Class B Shares
with load**                   -12.40%         -7.47%           10.19%++            16.27%++            12.97%++           3.41%
Retail Class C Shares          -8.50%++       -2.95%++         11.49%++            16.88%++            13.16%++          -2.35%+
Retail Class C Shares
with load***                   -9.21%++       -3.69%++         11.49%++            16.88%++            13.16%++          -3.12%+

  +Cumulative Inception to Date.
 ++The performance presented links the performance of Fiduciary Shares from its inception on February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, preformance would be lower than that shown.
  *Reflects 5.50% sales charge. **Reflects maximum CDSC of 5.00%. ***Reflects maximum CDSC of 1.00%.
   Past performance is not predictive of future results.

        TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
EXXON MOBIL                       5.0
GOLDMAN SACHS GROUP(1),
  6.183%, 10/16/00                3.1
CITIGROUP                         2.9
AT&T                              2.4
HEWLETT PACKARD                   2.3
MOTOROLA                          2.2
AMEX CENTURION(1),
  5.700%, 04/24/00                2.0
BEAR STEARNS(1), 6.093%, 01/08/01 2.0
GTE                               1.9
MORGAN STANLEY DEAN WITTER        1.9

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
FINANCIAL                        25.3
ENERGY                           11.9
TECHNOLOGY                       10.2
BASIC MATERIALS                   8.3
UTILITIES                         8.2


(1) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.

                                                                               9
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]


BALANCED
    FUND

         PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   205

PORTFOLIO TURNOVER                   13%

INCEPTION DATE
     FIDUCIARY                    2/1/91
     RETAIL CLASS A             11/13/92
     RETAIL CLASS B               2/2/98
     RETAIL CLASS C             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $412,289
     RETAIL CLASS A             $ 10,630
     RETAIL CLASS B             $  4,040
     RETAIL CLASS C             $      1

EXPENSE RATIOS:
     FIDUCIARY                     0.92%
     RETAIL CLASS A                1.17%
     RETAIL CLASS B                1.82%
     RETAIL CLASS C                1.82%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark Balanced Fund produced a return of -0.34% (Fiduciary Shares). In comparison, the Lipper Balanced Funds Average, a measure of the Fund's peer group, rose 2.09% during the period. Meanwhile, the Standard & Poor's 500 Composite Stock Index was up 5.59% and the Lehman Brothers Aggregate Bond Index reflected a return of 0.65%.

FACTORS AFFECTING PERFORMANCE
The Fund's bond portfolio was heavily weighted towards corporates, which offer as much as 1.5 percentage points more in yield than U.S. Treasury securities. However, the portfolio's duration was longer than the Lehman Brothers Aggregate Bond Index, which was a negative in a rising interest rate environment, since a longer duration translates into greater price declines. In addition, the Fund's limited investment in U.S. Treasury bonds was a disadvantage when the U.S. government announced that the budget surplus would cause it to retire debt, which in turn caused Treasury bond prices to rise.

During the six-month period, the Balanced Fund continued to allocate about 63% of total assets to equities, with 35% in bonds and the balance in cash. The equity allocation is relatively high compared to our peer group, and was a positive factor in the Fund's performance.

Although the major stock market averages advanced strongly, the gains were very narrow, with the biggest winners in technology and telecommunications. While the portfolio was underweighted in these areas, it did benefit from its holdings in IBM, Intel and Motorola.

The Fund's equity position included a large weighting in real estate investment trusts, which generated high yields but poor price performance. Investors simply did not want REITs, which were selling at 75% to 85% of the value of the underlying real estate.

CURRENT STRATEGY & OUTLOOK
Although valuations are stretched, we believe that a combination of strong earnings in the U.S. and an improving global environment will be a positive backdrop for stocks. In fixed income, we will continue to hold a high percentage of high-quality corporate bonds so that we can realize their yields which are in excess of 8%. We believe that these yields are very attractive in an environment of 2-3% inflation.

10
1.800.433.6884

HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE
THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.
[PHOTO OMITTED]

TEAM LEADER
CARL COLOMBO
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE HIGHMARK BALANCED FUND* VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE S&P 500 COMPOSITE INDEX AND THE LIPPER BALANCED FUNDS AVERAGE.

[Graphic Omitted]
Plot points are as follows:

              Balanced          Balanced        Balanced         Balanced       Lehman Brothers         S&P                Lipper
                Fund            Synthetic       Synthetic        Synthetic         Aggregate            500               Balanced
              Fiduciary       Retail Class A  Retail Class B  Retail Class C         Bond            Composite             Funds
               Shares            Shares          Shares           Shares            Index              Index               Average
2/91           10,000             9,450          10,000           10,000            10,000             10,000              10,000
7/91           10,437             9,863          10,437           10,437            10,374             10,694              10,562
7/92           11,603            10,965          11,603           11,603            11,907             12,065              11,939
7/93           12,812            12,097          12,812           12,812            13,119             13,116              13,206
7/94           13,186            12,451          13,186           13,186            13,131             13,788              13,527
7/95           15,705            14,829          15,705           15,705            14,459             17,383              15,773
7/96           17,423            16,419          17,423           17,423            15,258             20,260              17,328
7/97           22,732            21,358          22,732           22,732            16,903             30,817              22,529
7/98           24,394            22,879          24,321           24,394            18,232             36,759              24,771
7/99           26,823            25,084          26,488           26,823            18,684             44,195              27,184
1/00           26,732            24,966          26,295           26,711            18,805             46,666              27,752

* Fiduciary, Synthetic Retail Class A, Synthetic Retail
  Class B or Synthetic Retail Class C Shares.

                                                                     Annualized          Annualized            Annualized
                                 Six Month         One Year            3 Year              5 Year             Inception to
                                  Return            Return             Return              Return                 Date
--------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                  -0.34%             3.41%              10.06%              14.86%               12.02%
Retail Class A Shares             -0.47%             3.16%               9.79%              14.60%               11.82%
Retail Class A Shares
with load*                        -5.94%            -2.53%               7.75%              13.31%               10.95%
Retail Class B Shares             -0.73%             2.53%               9.45%++            14.48%++              5.09%
Retail Class B Shares
with load**                       -5.23%            -2.09%               8.61%++            14.24%++              3.29%
Retail Class C Shares             -0.42%++           3.33%++            10.03%++            14.84%++             -0.81%+
Retail Class C Shares
with load***                      -1.32%++           2.41%++            10.03%++            14.84%++             -1.71%+

  +Cumulative Inception to Date.
 ++The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *Reflects 5.50% sales charge. **Reflects maximum CDSC of 5.00%. ***Reflects maximum CDSC of 1.00%.

   Past performance is not predictive of future results. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and November 13, 1992 (commencement of operations of Retail Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.


            TOP TEN HOLDINGS
                                   % OF
                                 PORTFOLIO
GENERAL ELECTRIC                    2.2
MICROSOFT                           2.2
INTEL                               1.5
CISCO SYSTEMS                       1.4
IBM                                 1.2
BELL ATLANTIC                       1.2
APPLIED MATERIALS                   1.1
AMEX CENTURION, 5.700%, 04/19/00(1) 1.1
FNMA, 6.500%, 08/15/04              1.1
SAP AG ADR                          1.1


            TOP FIVE SECTORS
SECTOR                             % OF
                                 PORTFOLIO
CORPORATE BONDS                    16.8
CHEMICALS & DRUGS                   8.1
GNMA MORTGAGES                      5.4
FINANCIAL                           5.3
CONSUMER PRODUCTS                   5.1


(1) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.

                                                                              11
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

SMALL
CAP VALUE
     FUND

         PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   118

PORTFOLIO TURNOVER                   25%

INCEPTION DATE
     FIDUCIARY                   9/17/98
     RETAIL CLASS A              9/17/98
     RETAIL CLASS B              9/17/98
     RETAIL CLASS C             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $114,766
     RETAIL CLASS A             $  3,420
     RETAIL CLASS B             $  3,595
     RETAIL CLASS C             $     14

EXPENSE RATIOS:
     FIDUCIARY                     1.43%
     RETAIL CLASS A                1.68%
     RETAIL CLASS B                2.33%
     RETAIL CLASS C                2.33%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark Small Cap Value Fund returned 8.39% (Fiduciary Shares). In comparison, the Lipper Small Cap Funds Average posted a return of 19.49% while the Standard & Poor's 600 Small Cap BARRA Value Index returned -8.43%. During the same period, the FT/S&P World Ex U.S. Medium/Small Cap Index rose 1.15%.

FACTORS AFFECTING PERFORMANCE
During the period, we used a company's private market value as a justification for investing in a number of technology companies that significantly benefited shareholders. Even if they had high price/earnings ratios, we invested in companies where the private market value was substantially higher than the stock price. As of January 31, 2000, 25% of the Fund was invested in technology.

For instance, Ibis Technology, a semiconductor equipment company and the Fund's largest holding, has developed a technology to allow semiconductors to use less electricity and run faster. We expect all cellular telephones and laptop computers to have chips that are based on this technology. At the time of purchase at $11, the company had no earnings because of heavy research and development expenditures. We believed that the stock's private market value was about $35. At January 31, 2000, the stock was selling at $70 1/2.

The Fund also benefited from its international holdings, particularly in Asia where economies appear to be recovering. As of January 31, 2000, 24% of the portfolio was invested overseas.

CURRENT STRATEGY & OUTLOOK
Our current strategy is to continue to employ the value-momentum process, which has three valuation metrics: a Five-Year Price Projection using conservative assumptions that incorporates a margin of safety, a Downside Risk Assessment with a focus on capital preservation, and Private Market Value or intrinsic value, which allows us to put a value on the intangible assets.

During the first five quarters of this Fund's existence, the overall small cap market has been strong. Near-term, we expect this to continue as the major small cap indexes still have lower P/E multiples than the S&P 500 and small cap companies, in aggregate, are expected to show more than twice the earnings growth of the companies in the large cap index.

12
1.800.433.6884

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES.

[PHOTO OMITTED]
PORTFOLIO MANAGER
ELIZABETH PEARCE
HIGHMARK CAPITAL MANAGEMENT, INC.
SUB-ADVISER OF THE INTERNATIONAL PORTION: BRANDES INVESTMENT PARTNERS, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE S&P 600/BARRA VALUE INDEX, THE LIPPER SMALL CAP FUNDS AVERAGE, AND THE FT/S&PWORLD EX U.S. MEDIUM/SMALL CAP INDEX.

[Graphic Omitted]
Plot points are as follows:


                Small             Small           Small           Small               S&P            Lipper           FT/S&P
              Cap Value         Cap Value       Cap Value       Cap Value             600           Small Cap        World Ex
              Fiduciary       Retail Class A  Retail Class B  Retail Class C         Barra            Funds          US Medium
               Shares            Shares          Shares            Index          Value Index        Average      Small Cap Index
9/30/98        10,000             9,450          10,000           10,000             10,000          10,000           10,000
7/99           12,479            11,778          12,398           12,479             12,076          12,859           12,730
1/00           13,526            12,740          12,986           13,517             11,058          15,365           12,877

* Fiduciary, Retail Class A, Retail Class B, or Synthetic Retail Class C Shares.

                                     Six Month               One Year               Annualized
                                      Return                  Return             Inception to Date
--------------------------------------------------------------------------------------------------
Fiduciary Shares                       8.39%                  25.25%                   25.16%
Retail Class A Shares                  8.17%                  24.82%                   24.75%
Retail Class A Shares
with load*                             2.21%                  17.97%                   19.73%
Retail Class B Shares                  7.97%                  24.34%                   24.13%
Retail Class B Shares
with load**                            2.97%                  19.34%                   21.43%
Retail Class C Shares                  8.32%++                25.18%++                  7.89%+
Retail Class C Shares
with load***                           7.32%++                24.18%++                  6.89%+

  +Cumulative Inception to Date
 ++The performance presented links the performance of Fiduciary Shares from its inception on September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
  *Reflects 5.50% sales charge.  **Reflects maximum CDSC of 5.00%.   ***Reflects
   maximum CDSC of 1.00%.
   Past performance is not predictive of future results.

            TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
IBIS TECHNOLOGY                   5.5
CYPRESS SEMICONDUCTOR             3.0
BROOKS AUTOMATION                 2.5
ADVANCED FIBRE COMMUNICATION      2.2
ADACLABORATORIES                  1.9
ADTRAN                            1.9
COPART                            1.7
CTS                               1.7
FREMONT GENERAL                   1.7
PROGRESS SOFTWARE                 1.7

            TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
TECHNOLOGY                       24.2
FOREIGN                          23.7
FINANCIAL                        12.0
CONSUMER CYCLICALS               11.3
CAPITAL GOODS                    10.6

                                                                           13
                                                         WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

INTERNATIONAL
EQUITY
         FUND

         PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   144

PORTFOLIO TURNOVER                   30%

INCEPTION DATE
     FIDUCIARY                    2/1/95
     RETAIL CLASS A             11/30/99
     RETAIL CLASS B             11/30/99
     RETAIL CLASS C             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $114,271
     RETAIL CLASS A             $     61
     RETAIL CLASS B             $    352
     RETAIL CLASS C             $      1

EXPENSE RATIOS:
     FIDUCIARY                     1.40%
     RETAIL CLASS A                1.71%
     RETAIL CLASS B                2.36%
     RETAIL CLASS C                2.36%


PERFORMANCE
For the six months ended January 31, 2000, the HighMark International Equity Fund returned 12.52% (Fiduciary Shares). In comparison, the Lipper International Funds Average posted a gain of 20.47% during the period while the Morgan Stanley Capital International EAFE Index, a benchmark made up of companies in 20 nations, reflected a return of 11.06%.

The Fund's sub-adviser is AXA Investment Managers GS Ltd., a unit of the AXA Group, one of the world's largest money management firms.

FACTORS AFFECTING PERFORMANCE
A shifting portfolio emphasis from Europe to Japan in the summer of 1999 had a major positive impact on performance, as the Japanese stock market outperformed the European and U.S. markets. In Japan, the economy began to recover as the government eased monetary policy and corporations restructured operations to become more efficient. As Japan began to improve, so did other parts of Asia including Hong Kong, Korea, Singapore and Taiwan. Technology and telecommunications led the stock market recoveries, and the portfolio's holdings in Nippon Telegraph & Telephone and China Telecom benefited accordingly. Although the portfolio's Japanese allocation remained at about 25% during the six-month period, its holdings in Asia excluding Japan rose from about 3% to nearly 10% by January 31, 2000.

Meanwhile, Europe's market was hampered by a declining euro, which reflected Europe's relatively weak economic growth compared with Asia. U.S. investors shifted assets away from Europe and towards Asia when those markets began to boom, placing further downward pressure on the euro. Meanwhile, the investment climate has become very dynamic in Europe, as evidenced by a German proposal to slash corporate tax rates as well as the recent merger of two telecommunications giants, Germany-based Mannesmann and U.K.-based Vodafone, the largest such transaction ever.

CURRENT STRATEGY & OUTLOOK
Although Asia (excluding Japan) has produced a very strong recovery, it has also produced a type of euphoria in which many small companies are going public, requiring keen selectivity on our part. Although Japan's recovery has slowed recently, its economy continues to improve due to significant government spending and very low interest rates. Meanwhile, Europe is gathering substantial economic momentum due to corporate restructuring, tax reform and increasing demand for stocks on the part of individual investors.

14
1.800.433.6884

HIGHMARK INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
THE HIGHMARK INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF NON-U.S. ISSUERS.

[PHOTO OMITTED]
PORTFOLIO MANAGER
ROBERT DE GUIGNE
AXA INVESTMENT MANAGERS GS LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INTERNATIONAL EQUITY FUND* VERSUS THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND THE LIPPER INTERNATIONAL FUNDS AVERAGE.

[Graphic Omitted]
Plot points are as follows:

            International    International      International       International       Morgan Stanley     Lipper
               Equity            Equity             Equity             Equity               Capital     International
              Fiduciary      Retail Class A     Retail Class B      Retail Class C       International      Funds
               Shares            Shares             Shares              Shares            EAFE Index       Average
2/95           10,000             9,450             10,000              10,000              10,000          10,000
7/95           11,143            10,530             11,143              11,143              11,368          11,349
7/96           11,650            11,009             11,650              11,650              11,770          12,020
7/97           12,585            11,893             12,585              12,585              13,902          14,988
7/98           12,482            11,795             12,482              12,482              14,663          16,033
7/99           13,218            12,491             13,218              13,218              16,085          17,006
1/00           14,873            14,050             14,853              14,852              17,864          20,487

* Fiduciary, Synthetic Retail Class A, Synthetic Retail Class B or Synthetic Retail Class C Shares.

                                                                    Annualized           Annualized
                               Six Month         One Year             3 Year            Inception to
                                Return            Return              Return                Date
----------------------------------------------------------------------------------------------------
Fiduciary Shares                12.52%            18.42%               9.82%                8.04%
Retail Class A Shares           12.48%++          18.38%++             9.81%++              0.54%+
Retail Class A Shares
with load*                       6.30%++          11.86%++             7.76%++             -4.98%+
Retail Class B Shares           12.37%++          18.26%++             9.77%++              0.44%+
Retail Class B Shares
with load**                      7.37%++          13.26%++             8.94%++             -4.53%+
Retail Class C Shares           12.36%++          18.24%++             9.77%++              0.42%+
Retail Class C Shares
with load***                    11.36%++          17.24%++             9.77%++             -0.57%+

  +Cumulative Inception to Date
 ++The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1995 with the performance of Class A Shares, Class B Shares, or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  *Reflects 5.50% sales charge. ** Reflects maximum CDSC of 5.00%. *** Reflects maximum CDSC of 1.00%.

   Past performance is not predictive of future results. Performance presented from February 1, 1995 (commencement of operations of Fiduciary Shares) to April 25, 1997 reflects the performance of the Stepstone International Equity Fund.

           TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
NIPPON TELEGRAPH & TELEPHONE      2.7
SONY                              2.2
ROHM COMPANY                      2.1
MANNESMANN                        1.9
NTTMOBILE                         1.9
TOKYO ELECTRONICS                 1.9
TAKEDA CHEMICAL                   1.8
TOYOTA MOTOR                      1.7
NTTDATA                           1.7
FUJITSU                           1.6

           TOP FIVE COUNTRIES
SECTOR                           % OF
                               PORTFOLIO
JAPAN                            25.9
UNITED KINGDOM                   15.8
FRANCE                           10.5
GERMANY                           8.6
SWITZERLAND                       4.8

                                                                             15
                                                          WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]
CALIFORNIA
INTERMEDIATE
TAX-FREE BOND
         FUND


PORTFOLIO AT A GLANCE

NUMBER OF HOLDINGS                   141

PORTFOLIO TURNOVER                    5%

INCEPTION DATE
     FIDUCIARY                  10/15/93
     RETAIL CLASS A             10/15/93
     RETAIL CLASS B             11/30/99

NET ASSETS (000)
     FIDUCIARY                  $140,891
     RETAIL CLASS A             $ 23,807
     RETAIL CLASS B             $    136

EXPENSE RATIOS:
     FIDUCIARY                     0.44%
     RETAIL CLASS A                0.44%
     RETAIL CLASS B                1.44%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark California Intermediate Tax-Free Bond Fund returned 0.01% (Fiduciary Shares). In comparison, the Lipper California Intermediate Municipal Debt Funds Average posted a -0.75% return, while the unmanaged Lehman Brothers 7-Year Municipal Bond Index reflected a return of -0.20%.

FACTORS AFFECTING PERFORMANCE
In 1999, Federal Reserve Board Chairman Alan Greenspan fought inflation by raising short-term interest rates three times in an attempt to slow the economy. The Fed might have even been more aggressive but concerns over Y2K caused it to maintain more liquidity. In January 2000, with Y2K a non-event, the Fed turned its sights on further interest rate increases to ward off inflation.

The rising interest-rate environment was very negative for bonds, including municipal issues, which slightly underperformed Treasury securities during the six-month period. Because the federal budget reached a surplus level for the fiscal year ending September 30, 1999, and was projected to remain in surplus for the next few years, the U.S. Treasury began retiring bonds, causing Treasury bond prices to rise and yields to decline. The yield on seven-year municipal bonds as a percentage of U.S. Treasury securities rose from 73% during the summer of 1999 to 76% at January 31, 2000. The yield on the 30-year muni bond followed a similar trend, rising from 86% of 30-year Treasury bonds to 93% by January 31, 2000.

Since our outlook was for an increasing interest rate environment, the Fund outperformed its benchmark by maintaining a shorter-than-average duration with higher-than-average coupons, which tend to perform better in a bear market. In addition, we de-emphasized poorly performing sectors such as heathcare and resource recovery. The Fund continued to maintain its strong credit quality, with more than 75% of the securities in the portfolio rated AAA, and with all securities in the Fund being investment-grade quality.

CURRENT STRATEGY & OUTLOOK
We continue to remain cautious in our outlook on interest rates, as the Federal Reserve appears likely to continue its tightening posture to combat the threat of future inflation. Due to this outlook, we are maintaining a portfolio with higher coupons and a shorter-than-average duration to protect against a rising interest-rate environment.

16
1.800.433.6884

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND INVESTMENT OBJECTIVE
THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

[PHOTO OMITTED]
TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND* VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE.

[Graphic Omitted]
Plot points are as follows:

                              California         California        California
                             Intermediate       Intermediate       Intermediate         Lehman           Lipper California
                               Tax-Free           Tax-free           Tax-Free          Brothers            Intermediate
                               Bond Fund          Bond Fund    Bond Fund Synthetic      7-Year               Municipal
                               Fiduciary        Retail Class A    Retail Class B       Municipal             Debt Funds
                                 Shares             Shares            Shares           Bond Index            Average
10/93                           10,000               9,575             10,000           10,000                10,000
7/94                             9,702               9,280              9,702            9,953                 9,905
7/95                            10,407               9,956             10,407           10,760                10,519
7/96                            11,102              10,610             11,102           11,307                11,142
7/97                            12,079              11,546             12,079           12,284                12,070
7/98                            12,652              12,084             12,652           12,930                12,611
7/99                            13,100              12,513             13,100           13,355                12,946
1/00                            13,102              12,514             13,077           13,329                12,849

* Fiduciary, Retail Class A or Synthetic Retail Class B Shares.

                                                                   Annualized             Annualized          Annualized
                               Six Month         One Year            3 Year                 5 Year           Inception to
                                Return            Return             Return                 Return               Date
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                  0.01%             -1.38%               4.38%               6.44%                4.24%
Retail Class A Shares             0.01%             -1.39%               4.36%               6.41%                4.19%
Retail Class A Shares
with load*                       -4.23%             -5.61%               2.87%               5.48%                3.48%
Retail Class B Shares            -0.18%++           -1.57%++             4.32%++             6.40%++             -0.44%+
Retail Class B Shares
with load**                      -5.06%++           -6.29%++             3.39%++             6.09%++             -5.38%+

  +Cumulative Inception to Date
 ++The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
  *Reflects 4.25% sales charge.   ** Reflects maximum CDSC of 5.00%.
   Past performance is not predictive of future results. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Retail Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

           TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
SAN DIEGO COUNTY REGIONAL
   TRANSPORTATION COMMISSION
   6.000%, 04/01/06               2.0
LOS ANGELES COUNTY PUBLIC
   WORKS FINANCING AUTHORITY,
   5.500%, 10/01/08               1.9
SAN DIEGO PUBLIC FACILITY
   FINANCING AUTHORITY,
   6.000%, 05/15/06               1.8
NORTHERN CALIFORNIA POWER AGENCY,
   6.400%, 08/01/07               1.6
CONTRA COSTA WATER DISTRICT
   5.700%, 10/01/06               1.6
SAN DIEGO COUNTY WATER
   AUTHORITY, 6.400%, 05/01/08    1.5
ORANGE COUNTY TRANSPORTATION
   AUTHORITY, 5.500%, 02/15/08    1.5
SAN FRANCISCO BAY AREA RAPID
   TRANSPORTATION DISTRICT,
   5.500%, 07/01/05               1.4
CONTRA COSTA MERRITHEW
   MEMORIAL HOSPITAL PROJECT,
   5.500%, 11/01/12               1.3
SAN BERNARDINO COUNTY
   TRANSPORTATION AUTHORITY,
   6.250%, 03/01/10               1.3

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
REVENUE BONDS                    63.7
PARTICIPATION NOTES              16.9
GENERAL OBLIGATIONS              16.6
PRE-REFUNDED SECURITIES           2.5
CASH EQUIVALENTS/ MONEY MARKETS   0.3

                                                                              17
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

BOND &
INTERMEDIATE-TERM BOND
FUNDS

PORTFOLIO AT A GLANCE

BOND FUND

NUMBER OF HOLDINGS                   111

PORTFOLIO TURNOVER                   15%
INCEPTION DATE
     FIDUCIARY                   2/15/84
     RETAIL CLASS A              6/20/94
NET ASSETS (000)
     FIDUCIARY                  $319,646
     RETAIL CLASS A              $ 2,817
EXPENSE RATIOS:
     FIDUCIARY                     0.75%
     RETAIL CLASS A                0.75%

INTERMEDIATE-TERM BOND FUND

NUMBER OF HOLDINGS                    81

PORTFOLIO TURNOVER                   15%
INCEPTION DATE
     FIDUCIARY                    2/1/91
     RETAIL CLASS A               2/3/92

NET ASSETS (000)
     FIDUCIARY                  $241,665
     RETAIL CLASS A             $  4,833

EXPENSE RATIOS:
     FIDUCIARY                     0.75%
     RETAIL CLASS A                0.75%

PERFORMANCE
For the six months ended January 31, 2000, the HighMark Bond Fund returned 0.47% (Fiduciary Shares). In comparison, the Lipper Corporate A-Rated Debt Funds Average produced a -0.07% return, while the unmanaged Lehman Brothers Aggregate Bond Index reflected a return of 0.65%.

For the same period, the HighMark Intermediate-Term Bond Fund returned 0.28% (Fiduciary Shares). In comparison, the Lipper Intermediate Investment-Grade Debt Average reflected a 0.26% return, while the unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index rose 0.69%.

FACTORS AFFECTING PERFORMANCE
The overall environment was negative for bonds, as interest rates moved up steadily during the period. The global financial crisis of 1997-1998 came and went much faster than most investors expected, prompting interest rates to return to levels last seen in early 1997.

Corporate bonds and mortgage-backed securities, which together comprised 83% and 90% of the Bond and Intermediate-Term Bond portfolios on January 31, 2000, respectively, outperformed U.S. Treasury securities. Corporate bonds benefited from improvements in credit quality brought about by the surging economy, while mortgages benefited because homeowners are less likely to prepay in a rising interest rate environment.

The U.S. government is gradually reducing the supply of 30-year bonds by holding fewer auctions and buying back outstanding issues. As a result, the 30-year bond yield has actually been lower than intermediate-term government bonds.

Although the Federal Reserve Board has raised short-term rates four times since last June, the economy continues to grow well beyond 3%, the rate considered non-inflationary. Remarkably, inflation has stayed modest due to productivity gains in the economy. In calendar 1999, the Consumer Price Index rose 2.7%, but excluding rising oil prices, it rose just 1.9%, the lowest since the mid-1960s.

CURRENT STRATEGY & OUTLOOK
Although both Funds continue to emphasize high-quality corporate bonds, our current strategy is to augment this portfolio with lower-rated investment-grade credits to generate extra yield. We believe that we can add value in this manner, rather than trying to predict the direction of interest rates. As a result, we remain duration-neutral, which means that the Funds will have the same sensitivity to interest-rate changes as the indexes.

18
1.800.433.6884

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE
THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]
TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE HIGHMARK BOND FUND* VERSUS THE LEHMAN BROTHERS AGGREGATE
BOND INDEX AND THE LIPPER CORPORATE A-RATED DEBT FUNDS
AVERAGE.

[Graphic Omitted]
Plot points are as follows:

                                 Bond                    Bond              Lehman Brothers           Lipper Corporate
                                 Fund              Synthetic Retail           Aggregate                    A-Rated
                               Fiduciary            Class A Shares           Bond Index             Debt Funds Average

7/89                            10,000                    9,575                10,000                      10,000
7/90                            10,552                   10,104                10,706                      10,531
7/91                            11,500                   11,011                11,852                      11,553
7/92                            13,160                   12,601                13,603                      13,436
7/93                            14,484                   13,868                14,988                      14,926
7/94                            14,029                   13,340                15,001                      14,767
7/95                            15,352                   14,579                16,518                      16,188
7/96                            16,091                   15,301                17,432                      16,957
7/97                            17,795                   16,935                19,311                      18,810
7/98                            19,113                   18,200                20,829                      20,133
7/99                            19,419                   18,477                21,345                      20,266
1/00                            19,510                   18,564                21,484                      20,191

* Fiduciary or Synthetic Retail Class A Shares.


                                                             Annualized         Annualized         Annualized         Annualized
                           Six Month        One Year           3 Year             5 Year             10 Year         Inception to
                            Return           Return            Return             Return             Return              Date
---------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares             0.47%           -2.66%             5.00%              6.75%              6.86%              8.58%
Retail Class A Shares        0.47%           -2.59%             5.04%              6.79%              6.80%+             6.10%
Retail Class A Shares
with load*                  -3.82%           -6.77%             3.53%              5.87%              6.33%+             5.28%

+The performance presented links the performance of Fiduciary Shares from its inception on February 15, 1984 with the performance of Class A Shares on June 20, 1994. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
*Reflects 4.25% sales charge.

 Past performance is not predictive of future results.

          TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
FNMA, 6.000%, 12/01/28            7.8
U.S. TREASURY BOND,
   8.125%, 08/15/19               3.9
FNMA, 6.500%, 01/01/29            3.5
U.S. TREASURY BOND,
   7.250%, 05/15/16               2.8
AMEXCENTURION,
   5.700%, 04/24/00               2.0
BEAR STEARNS(1),
   6.093%, 01/08/01               2.0
GREEN TREE FINANCIAL,
   6.800%,  01/15/27              1.9
FNMA, 7.500%, 12/01/26            1.9
FNMA, 6.000%, 07/01/28            1.8
SAFEWAY, 5.750%, 11/15/00         1.6

          TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
CORPORATE BONDS                  42.6
U.S. TREASURY / AGENCY           41.5
CASH/SHORT TERM                   8.1
MORTGAGE BACKED SECURITIES        6.5
INTERNATIONAL U.S. $              1.3
(1) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.

                                                                              19
                                                           WWW.HIGHMARKFUNDS.COM

HIGHMARK INTERMEDIATE-TERM BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INTERMEDIATE-TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

                                                                 [PHOTO OMITTED]
                                                                     TEAM LEADER
                                                                 JACK MONTGOMERY
                                               HIGHMARK CAPITAL MANAGEMENT, INC.

           TOP TEN HOLDINGS
                                 % OF
                               PORTFOLIO
DUPONT (E.I.) DE NEMOURS,
   6.500%, 09/01/02               2.7
CABLE AND WIRELESS
   COMMUNICATIONS
   6.625%, 03/06/05               2.7
U.S. TREASURY NOTE,
   7.250%, 05/15/04               2.4
   FORD MOTOR CREDIT,
   8.200%, 02/15/02               2.4
J.C. PENNY MASTER CREDIT CARD
   TRUST, 9.625%, 06/15/00        2.4
WALT DISNEY,
   5.620%, 12/01/08               2.2
RAYTHEON, 6.750%, 08/15/07        2.2
LOCKHEED MARTIN,
   7.450%, 06/15/04               2.1
OLD DOMINION ELECTRIC,
   7.480%, 12/01/13               2.1
TRAVELERS PROPERTY CASUALTY
   6.750%, 04/15/01               2.0

               SECTOR
          DIVERSIFICATION
SECTOR                           % OF
                               PORTFOLIO
CORPORATE BONDS                  68.9
U.S. TREASURY / AGENCY           18.2
MORTGAGE BACKED SECURITIES        8.2
CASH/SHORT TERM                   4.7

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INTERMEDIATE-TERM BOND FUND* VERSUS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT AVERAGE.

[Graphic Omitted]
Plot points are as follows:

                         Intermediate-Term      Intermediate-Term          Lehman Brothers      Lipper Intermediate
                               Bond                 Synthetic          Intermediate Government/   Investment-Grade
                             Fiduciary            Retail Class A          Corporate Bond            Debt Average
2/91                          10,000                   9,575                   10,000                 10,000
7/91                          10,427                   9,984                   10,362                 10,411
7/92                          12,030                  11,508                   11,826                 12,004
7/93                          13,131                  12,561                   12,843                 13,232
7/94                          13,071                  12,491                   12,964                 13,192
7/95                          14,169                  13,541                   14,106                 14,410
7/96                          14,799                  14,145                   14,853                 15,099
7/97                          16,146                  15,434                   16,201                 16,652
7/98                          17,174                  16,419                   17,292                 17,800
7/99                          17,621                  16,845                   17,936                 18,056
1/00                          17,670                  16,909                   18,059                 18,103

* Fiduciary or Synthetic Retail Class A Shares.


                                                                   Annualized         Annualized          Annualized
                               Six Month         One Year            3 Year             5 Year           Inception to
                                Return            Return             Return             Return               Date
---------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 0.28%            -1.41%             4.59%               6.23%               6.65%
Retail Class A Shares            0.38%            -1.31%             4.59%               6.24%               5.78%
Retail Class A Shares
with load*                      -3.85%            -5.47%             3.09%               5.32%               5.20%

*Reflects 4.25% sales charge.

 Past performance is not predictive of future results. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and February 3, 1992 (commencement of operations of the Retail Shares) to
 April 25, 1997 reflects the performance of the Stepstone Intermediate-Term Bond Fund.

20
1.800.433.6884

[HighMark Logo Omitted]

MONEY MARKET
       FUNDS

HIGHMARK TAXABLE MONEY MARKET FUNDS*

PERFORMANCE
The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following one-month effective yields as of January 31, 2000: 100% U.S. Treasury Money Market Fund, 4.88%; U.S. Government Money Market Fund, 5.19%; and Diversified Money Market Fund, 5.46%.**

FACTORS AFFECTING PERFORMANCE
The U.S. Government and Diversified Money Market Funds benefited from our decision to begin shortening their weighted average maturities in August 1999 in anticipation of a rising interest rate environment and to prepare for liquidity needs relating to Y2K. The 100% U.S. Treasury Money Market Fund outperformed for the period as a result of increased holdings of treasury bills rather than notes, due to improvement in relative value of bills vs. notes. Concurrently, the U.S. Treasury and government agencies increased supply in an attempt to provide liquidity and orderly markets for Y2K, thereby further increasing volatility as year-end approached.

CURRENT STRATEGY & OUTLOOK
The focus is on the Federal Open Market Committee (FOMC) following four interest rate increases since last June. The FOMC is expected to raise interest rates two more times in the near future. As a result, our goal is to maintain short to neutral maturity in anticipation of a volatile interest rate environment.

HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND*
PERFORMANCE
The Fund's one-month effective yield as of January 31, 2000 was 2.61% (Fiduciary Shares).*** Using a combined federal and California state income tax rate of 41.95%, the one-month effective yield is equivalent to a 4.50% taxable yield.

FACTORS AFFECTING PERFORMANCE
During the six-month period, municipal note yields increased as the Federal Reserve Board raised short-term interest rates. However, yields increased less than taxable securities partly because municipal issuance and supply declined during the period. We extended maturities periodically as yields increased, but the California Tax-Free Money Market Fund maintained a high degree of liquidity to accommodate potential share redemptions due to Y2K concerns.

CURRENT STRATEGY & OUTLOOK
With Y2K fears put to rest, the Fed will return its focus to slowing the U.S. economy to a sustainable level. The consensus is that the Fed will continue to raise rates in the first half of 2000. Anticipating higher yields, the California Tax-Free Money Market Fund will look for additional opportunities to increase its weighted average maturity.

  *An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive for the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.
 **For the Retail Class A Shares of the HighMark 100% U.S. Treasury, U.S.
   Government and Diversified Money Market Funds, the one-month effective yield as of January 31, 2000 was 4.62%, 4.93% and 5.20%, respectively. The one-month effective yield for the U.S. Government Money Market Fund's Retail Class B Shares was 4.15% for the same period. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of January 31, 2000 was 4.31%, 4.62% and 4.89%, respectively.
***The one-month effective yield as of January 31, 2000 for the California
   Tax-Free Money Market Fund's Retail Class A Shares and Class S Shares was 2.35% and 2.05%, respectively.

                                                                              21
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

GROWTH FUND
-----------------------------------------------------------
Description                            Shares   Value (000)
-----------------------------------------------------------
   COMMON STOCKS -- 98.0%
-----------------------------------------------------------
   AIR TRANSPORTATION -- 0.3%
     Southwest Airlines               176,872     $  2,819
                                                  --------
   APPAREL/TEXTILES -- 0.5%
     Nike, Cl B(A)                     86,052        3,915
                                                  --------
   BANKS -- 1.0%
     Fifth Third Bancorp               27,600        1,832
     Northern Trust                    67,220        4,058
     Wells Fargo                       54,100        2,164
                                                  --------
                                                     8,054
                                                  --------
   BROADCASTING, NEWSPAPERS & ADVERTISING -- 8.0%
     Clear Channel Communications* (A) 49,300        4,258
     Comcast, Cl A                    312,300       14,366
     Gannett                           63,570        4,418
     Hispanic Broadcasting*            79,000        8,211
     Infinity Broadcasting, Cl A*      74,360        2,417
     Interpublic Group (A)            136,980        6,301
     Meredith                         129,600        4,536
     New York Times, Cl A              31,365        1,433
     Time Warner (A)                  110,000        8,793
     TMP Worldwide*                    17,100        2,396
     Univision Communications* (A)     76,200        8,163
                                                  --------
                                                    65,292
                                                  --------
   CHEMICALS -- 0.8%
     Avery Dennison                    49,100        3,327
     PPG Industries                    56,400        3,106
                                                  --------
                                                     6,433
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 11.7%
     Cisco Systems*                   261,610       28,646
     Corning                          103,600       15,980
     Jds Uniphase*                     56,400       11,502
     Lucent Technologies              332,592       18,376
     Nokia, ADR                        76,640       14,025
     Nortel Networks                   23,300        2,228
     Qualcomm*                         16,500        2,095
     Sawtek*                           36,700        2,321
                                                  --------
                                                    95,173
                                                  --------
   COMPUTERS & SERVICES -- 2.1%
     Computer Sciences* (A)            98,150        9,018
     Electronic Data Systems          126,700        8,568
                                                  --------
                                                    17,586
                                                  --------
-----------------------------------------------------------
Description                            Shares   Value (000)
-----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   COMPUTERS & SOFTWARE SERVICES -- 11.4%
     America Online* (A)              146,080     $  8,317
     Computer Associates
      International (A)               120,100        8,249
     EMC*                              77,240        8,226
     IBM                              155,280       17,420
     Oracle Systems* (A)              149,600        7,473
     Microsoft*                       315,820       30,911
     Sun Microsystems*                 84,200        6,615
     Yahoo!*                           20,300        6,538
                                                  --------
                                                    93,749
                                                  --------
   DIVERSIFIED OPERATIONS -- 4.8%
     General Electric                 231,720       30,906
     Tyco International               198,700        8,494
                                                  --------
                                                    39,400
                                                  --------
   DRUGS -- 8.0%
     American Home Products           114,610        5,394
     Amgen*                            47,184        3,005
     Bristol-Myers Squibb             154,220       10,179
     Eli Lilly                        134,174        8,973
     Genentech* (A)                    15,000        2,108
     Johnson & Johnson                113,460        9,765
     Merck                             59,410        4,682
     Pfizer                           160,290        5,831
     Schering Plough                  157,510        6,930
     Warner Lambert                    88,700        8,421
                                                  --------
                                                    65,288
                                                  --------
   ENTERTAINMENT -- 1.3%
     Pixar* (A)                       111,900        3,993
     Walt Disney                      175,294        6,365
                                                  --------
                                                    10,358
                                                  --------
   FINANCIAL SERVICES -- 1.9%
     American Express                  26,665        4,395
     Citigroup                        151,452        8,699
     Merrill Lynch                     25,160        2,183
                                                  --------
                                                    15,277
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 5.1%
     Anheuser Busch                   130,400        8,802
     Bestfoods                         39,600        1,723
     Coca-Cola                        231,146       13,276
     Pepsi Bottling Group             230,320        4,765

The accompanying notes are an integral part of the financial statements.

22
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

GROWTH FUND (CONTINUED)
-----------------------------------------------------------
Description                            Shares   Value (000)
-----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
     PepsiCo                          191,170     $  6,524
     Tootsie Roll Industries           23,815          750
     Wrigley, Wm. Jr.                  73,590        5,740
                                                  --------
                                                    41,580
                                                  --------
   HOUSEHOLD PRODUCTS -- 1.4%
     Clorox(A)                         51,900        2,478
     Gillette                          75,634        2,846
     Proctor & Gamble                  61,250        6,179
                                                  --------
                                                    11,503
                                                  --------
   INSURANCE -- 3.7%
     American International Group     153,005       15,932
     Berkshire Hathaway, Cl B*          7,212       11,871
     Marsh & McLennan                  25,575        2,404
                                                  --------
                                                    30,207
                                                  --------
   LEISURE -- 1.8%
     Carnival, Cl A                    89,930        4,052
     Harley-Davidson                  151,020       10,600
                                                  --------
                                                    14,652
                                                  --------
   MACHINERY -- 1.0%
     Danaher                           91,780        3,958
     Emerson Electric                  57,300        3,155
     Illinois Tool Works               23,610        1,381
                                                  --------
                                                     8,494
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 3.8%
     IMS HEALTH                       914,160       20,511
     Medtronic                         55,860        2,556
     Pe Biosystems Group               55,560        8,320
                                                  --------
                                                    31,387
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES -- 1.7%
     Automatic Data Processing         68,630        3,256
     Cendant*                         121,500        2,453
     Cintas (A)                        97,700        4,577
     Fiserv*                           42,168        1,431
     Paychex (A)                       53,220        2,345
                                                  --------
                                                    14,062
                                                  --------
-----------------------------------------------------------
Description                           Shares    Value (000)
-----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   PAPER & PAPER PRODUCTS -- 0.4%
     Smurfit-Stone Container*         144,300     $  2,859
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 1.8%
     Halliburton                      236,900        8,528
     Enron                             86,700        5,847
                                                  --------
                                                    14,375
                                                  --------
   PRINTING & PUBLISHING -- 0.8%
     McGraw-Hill                      111,800        6,268
                                                  --------
   PROFESSIONAL SERVICES -- 0.8%
     Devry* (A)                       373,530        6,887
                                                  --------
   RETAIL -- 8.6%
     Bed Bath & Beyond* (A)           106,420        2,893
     Costco Wholesale* (A)            197,190        9,650
     CVS                              116,600        4,074
     Gap (A)                           52,500        2,346
     Home Depot                       210,141       11,899
     Kohl's*                          109,790        7,699
     McDonald's                       103,156        3,836
     Nordstrom (A)                    168,200        3,700
     Safeway*                         258,540        9,873
     Starbucks*                       313,100       10,019
     Target                            63,170        4,173
                                                  --------
                                                    70,162
                                                  --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 10.4%
     Applied Materials* (A)            87,190       11,967
     Intel                            309,036       30,575
     National Semiconductor*          247,960       13,018
     Texas Instruments                174,700       18,846
     Xilinx*                          221,720       10,144
                                                  --------
                                                    84,550
                                                  --------
   SOFTWARE SERVICES -- 0.1%
     Healtheon*                        17,200        1,118
                                                  --------
   SPECIALTY MACHINERY -- 1.5%
     Solectron*                       168,520       12,239
                                                  --------
   STEEL & STEEL WORKS -- 0.4%
     Alcoa                             29,400        2,049
     Reynolds Metals                   13,000          868
                                                  --------
                                                     2,917
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                                              23
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

[HighMark Logo Omitted]

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

GROWTH FUND (CONTINUED)
-----------------------------------------------------------
Description                   Shares/Par (000)  Value (000)
-----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION -- 2.9%
     Level 3 Communications* (A)       52,500     $  6,192
     Nextel Communications, Cl A* (A)  23,900        2,542
     Qwest Communications
      International* (A)              100,300        3,949
     Vodafone Group PLC, ADR (A)      190,775       10,683
                                                  --------
                                                    23,366
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $553,700)                             799,970
                                                  --------
-----------------------------------------------------------
   COMMERCIAL PAPER -- 4.3%
-----------------------------------------------------------
     Ace Ina Holdings (B)
       5.920%, 02/01/00               $25,000       24,996
     Federal Signal (B)
       5.756%, 02/01/00                10,000        9,989
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $34,985)                               34,985
                                                  --------
-----------------------------------------------------------
   CORPORATE BONDS -- 4.9%
-----------------------------------------------------------
     Bear Stearns, MTN (B) (C)
       6.093%, 01/08/01                10,000       10,000
     First Union National Bank (B) (C)
       6.163%, 10/27/00                10,000       10,000
     Goldman Sachs Group, MTN (B) (C)
       6.183%, 10/16/00                10,000       10,000
     Merrill Lynch & Co., MTN (B) (C)
       6.083%, 02/28/00                10,000       10,000
                                                  --------
     TOTAL CORPORATE BONDS
       (Cost $40,000)                               40,000
                                                  --------
-----------------------------------------------------------
   CASH EQUIVALENT -- 1.2%
-----------------------------------------------------------
     Scudder Institutional
      Money Fund (B)                   10,000       10,000
                                                  --------
     TOTAL CASH EQUIVALENT
       (Cost $10,000)                               10,000
                                                  --------
-----------------------------------------------------------
Description                         Par (000)  Value (000)
-----------------------------------------------------------
   REPURCHASE AGREEMENTS -- 4.3%
-----------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00,
       matures 02/01/00, repurchase
       price $4,570,700 (collater-
       alized by U.S. Treasury Note,
       par value $4,599,000, 5.625%,
       04/30/00; market value
       $4,661,868)                    $ 4,570      $ 4,570
     HSBC Securities, Inc. (B) (C)
       5.910%, dated 01/31/00, matures
       02/01/00, repurchase price
       $20,689,051 (collateralized by
       various U.S. Government
       obligations, par value
       $27,397,185, 0.000%-0.001%,
       05/15/01-09/15/14;
       market value $21,099,925)       20,686       20,686
     Lehman Brothers, Inc. (B) (C)
       5.893%, dated 01/31/00, matures
       02/01/00, repurchase price
       $9,687,634 (collateralized by
       various corporate obligations,
       par value $10,717,640,
       0.000%-0.001%,
       10/25/23-11/28/31;
       market value $10,170,276)        9,686        9,686
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $34,942)                               34,942
                                                  --------
   TOTAL INVESTMENTS -- 112.7%
     (Cost $673,627)                               919,897
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
    LOANED -- (14.1%)                             (115,357)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.4%        12,040
                                                  --------

The accompanying notes are an integral part of the financial statements.

24
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

GROWTH FUND (CONCLUDED)
------------------------------------------------------------
Description                                      Value (000)
------------------------------------------------------------
   NET ASSETS:
-----------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization -- no par value) based on
       40,705,300 outstanding shares of
       beneficial interest                        $485,702
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value) based on
       2,169,986 outstanding shares of
       beneficial interest                          36,332
     Fund Shares of Retail Class B (unlimited
       authorization -- no par value) based on
       980,835 outstanding shares of beneficial
       interest                                     17,365
     Fund Shares of Retail Class C (unlimited
       authorization-- no par value) based on
       3,296 outstanding shares
       of beneficial interest                           63
     Distribution in excess of net investment
       income                                         (848)
     Accumulated net realized gain on investments   31,696
     Net unrealized appreciation on investments    246,270
                                                  --------
   TOTAL NET ASSETS-- 100.0%                      $816,580
                                                  ========

----------------------------------------------------------
Description                                          Value
----------------------------------------------------------
   NET ASSETS: (CONTINUED)
----------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS             $18.63
                                                  ========
    NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A              $18.56
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($18.56 / 94.5%)                $19.64
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B              $18.27
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS C              $18.27
                                                  ========

----------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY
    IS ON LOAN AT JANUARY 31, 2000 (SEE FOOTNOTE 2). THE
    TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000
    WAS $111,651,569.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE

The accompanying notes are an integral part of the financial statements.

                                                                              25
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

VALUE MOMENTUM FUND
----------------------------------------------------------
Description                           Shares   Value (000)
----------------------------------------------------------
   COMMON STOCKS -- 97.5%
----------------------------------------------------------
   AIRCRAFT -- 0.5%
     United Technologies               86,490     $  4,579
                                                  --------
   AUTOMOTIVE -- 1.6%
     Arvin Industries                 126,800        2,940
     Ford Motor                       101,000        5,025
     TRW                              115,300        5,052
                                                  --------
                                                    13,017
                                                  --------
   BANKS -- 3.1%
     Bank of America                  161,847        7,839
     Bank United, Cl A                160,000        4,150
     Chase Manhattan Bank             110,000        8,848
     J.P. Morgan                       40,400        4,962
                                                  --------
                                                    25,799
                                                  --------
   BUILDING -- 0.9%
     Fleetwood Enterprises (A)        147,800        2,411
     Masco                            240,000        4,785
                                                  --------
                                                     7,196
                                                  --------
   CHEMICALS -- 2.9%
     Avery Dennison                   211,000       14,295
     Cabot                            246,000        5,904
     Du Pont (E.I.) de Nemours         66,879        3,946
                                                  --------
                                                    24,145
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 3.8%
     CTS                              375,000       26,320
     Lucent Technologies              100,516        5,554
                                                  --------
                                                    31,874
                                                  --------
   COMPUTERS & SERVICES -- 8.6%
     American Power Conversion*       298,000        8,223
     Cisco Systems* (A)               236,200       25,864
     Compaq Computer (A)               49,000        1,341
     Equifax (A)                      185,000        3,977
     Hewlett Packard                  144,000       15,588
     IBM                              153,000       17,165
                                                  --------
                                                    72,158
                                                  --------
   DIVERSIFIED OPERATIONS -- 3.0%
     General Electric                 168,600       22,487
     Textron                           50,000        2,984
                                                  --------
                                                    25,471
                                                  --------
-----------------------------------------------------------
Description                            Shares   Value (000)
-----------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   DRUGS -- 9.2%
     American Home Products           167,000     $  7,859
     Amgen*                           430,800       27,437
     Bristol Myers Squibb             170,000       11,220
     Merck                            185,000       14,580
     Monsanto                         100,000        3,531
     SmithKline Beecham, ADR (A)       70,000        4,270
     Watson Pharmaceuticals* (A)      191,500        7,720
                                                  --------
                                                    76,617
                                                  --------
   ELECTRICAL UTILITIES -- 0.7%
     Sempra Energy                    312,544        5,802
                                                  --------
   FINANCIAL SERVICES -- 5.8%
     Associates First Capital          82,940        1,659
     Bear Stearns                     128,445        5,298
     Fannie Mae                       200,300       12,005
     Morgan Stanley, Dean Witter,
      Discover                        270,000       17,887
     Providian Financial               99,300        8,378
     Waddell & Reed Financial, Cl B   104,714        2,925
                                                  --------
                                                    48,152
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 2.5%
     IBP                              120,000        1,800
     Philip Morris Companies          209,000        4,376
     Sara Lee                         334,000        6,158
     Universal (A)                    155,000        3,168
     Universal Foods                  315,000        5,788
                                                  --------
                                                    21,290
                                                  --------
   GAS/NATURAL GAS -- 3.4%
     Coastal                          280,000       10,325
     Oneok                            150,000        3,919
     Questar                          473,000        7,243
     Williams Companies               170,000        6,587
                                                  --------
                                                    28,074
                                                  --------
   HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
     Leggett & Platt (A)              376,000        6,768
                                                  --------
   INSURANCE -- 5.4%
     Allstate                         146,952        3,407
     Citigroup                        306,751       17,619
     Marsh & McLennan                 156,950       14,753

The accompanying notes are an integral part of the financial statements.


26
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)
-----------------------------------------------------------
Description                            Shares   Value (000)
-----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   DRUGS -- (CONTINUED)
     Torchmark                        213,000     $  5,365
     UnumProvident                    150,088        4,015
                                                  --------
                                                    45,159
                                                  --------
   LEASING & RENTING -- 4.0%
     Comdisco                         549,503       18,340
     GATX                             176,000        5,060
     Rollins Truck Leasing            700,000        6,869
     Xtra                              70,000        3,071
                                                  --------
                                                    33,340
                                                  --------
   LEISURE PRODUCTS -- 0.8%
     Hasbro                           367,500        5,512
     Mattel                           118,350        1,235
                                                  --------
                                                     6,747
                                                  --------
   MACHINERY -- 1.6%
     Caterpillar                       60,000        2,546
     Parker-Hannifin                  250,000       10,812
                                                  --------
                                                    13,358
                                                  --------
   MEASURING DEVICES -- 0.7%
     Tektronix                        155,000        6,287
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 4.3%
     Baxter International             206,000       13,158
     Becton, Dickinson (A)             92,900        2,433
     Mallinckrodt                     130,000        3,746
     Pe Biosystems Group (A)           86,000       12,879
     Tenet Healthcare* (A)            165,000        3,754
                                                  --------
                                                    35,970
                                                  --------
   MISCELLANEOUS BUSINESS SERVICES-- 1.7%
     Cendant*                         352,479        7,116
     Manpower (A)                     128,100        4,572
     Wallace Computer Services        240,000        2,625
                                                  --------
                                                    14,313
                                                  --------
   OFFICE FURNITURE & FIXTURES -- 0.6%
     Hon Industries                   240,000        4,620
                                                  --------
-----------------------------------------------------------
Description                            Shares   Value (000)
-----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   PAPER & PAPER PRODUCTS -- 3.0%
     Kimberly-Clark                   199,920     $ 12,383
     Weyerhaeuser                     116,800        6,701
     Willamette Industries            145,500        5,966
                                                  --------
                                                    25,050
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 4.9%
     Chevron                           88,000        7,354
     Exxon Mobil                      232,864       19,444
     Halliburton                      216,500        7,794
     Royal Dutch Petroleum, ADR       110,000        6,057
                                                  --------
                                                    40,649
                                                  --------
   PETROLEUM REFINING -- 0.5%
     Conoco                           195,776        4,613
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
     Xerox                            217,400        4,538
                                                  --------
   PRINTING & PUBLISHING -- 1.7%
     Houghton Mifflin                 118,700        4,882
     McGraw-Hill                      170,000        9,531
                                                  --------
                                                    14,413
                                                  --------
   PROFESSIONAL SERVICES -- 0.4%
     ServiceMaster (A)                210,000        3,006
                                                  --------
   RAILROADS -- 1.2%
     Burlington Northern Santa Fe     158,000        3,802
     Florida East Coast Railway       150,000        5,963
                                                  --------
                                                     9,765
                                                  --------
   REAL ESTATE -- 3.4%
     BRE Properties, Cl A             268,262        5,902
     CBL & Associates Properties      260,000        5,476
     First Industrial Realty Trust    120,000        3,225
     JP Realty                        130,000        2,291
     Kimco Realty                     125,000        4,406
     Post Properties                  195,000        7,483
                                                  --------
                                                    28,783
                                                  --------

The accompanying notes are an integral part of the financial statements.


                                                                              27
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)
------------------------------------------------------------
Description                  Shares/Par (000)    Value (000)
------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-----------------------------------------------------------
   RETAIL -- 3.5%
     Federated Department Stores* (A) 246,700    $  10,269
     Kroger*                          120,000        2,085
     Target                           258,000       17,044
                                                 ---------
                                                    29,398
                                                 ---------
   SEMI-CONDUCTORS/INSTRUMENTS -- 4.6%
     Applied Materials* (A)            80,000       10,980
     Avnet                             50,000        2,684
     Intel                            250,500       24,784
                                                 ---------
                                                    38,448
                                                 ---------
   STEEL & STEEL WORKS -- 1.3%
     Alcoa                            109,000        7,596
     Engelhard                        226,000        3,602
                                                 ---------
                                                    11,198
                                                 ---------
   TELEPHONES & TELECOMMUNICATION-- 6.6%
     AT&T                             185,400        9,780
     Bell Atlantic                    193,000       11,954
     Centurytel                       243,750        9,323
     GTE                              134,800        9,883
     SBC Communications               228,034        9,834
     Sprint                            65,000        4,205
                                                 ---------
                                                    54,979
                                                 ---------
     TOTAL COMMON STOCKS
       (Cost $432,766)                             815,576
                                                 ---------
-----------------------------------------------------------
   COMMERCIAL PAPER -- 4.2%
-----------------------------------------------------------
     Ace Ina Holdings (B)
       5.921%, 02/01/00              $ 25,000       24,996
     Federal Signal (B)
       5.756%, 02/01/00                10,000        9,989
                                                 ---------
     TOTAL COMMERCIAL PAPER
       (Cost $34,985)                               34,985
                                                 ---------
-----------------------------------------------------------
Description                          Par (000)  Value (000)
-----------------------------------------------------------
   CORPORATE BONDS -- 3.6%
-----------------------------------------------------------
     AMEX Centurion (B)
       5.700%, 04/24/00               $ 5,000    $   5,000
     First Union National Bank (B) (C)
       6.163%, 10/27/00                10,000       10,000
     Goldman Sachs Group, MTN (B) (C)
       6.183%, 10/16/00                15,000       15,000
                                                 ---------
     TOTAL CORPORATE BONDS
       (Cost $30,000)                               30,000
                                                 ---------
-----------------------------------------------------------
   REPURCHASE AGREEMENTS -- 1.7%
-----------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00,
       matures 02/01/00, repurchase
       price $13,276,069 (collater-
       alized by U.S. Treasury Bond,
       par value $11,015,000, 10.750%,
       08/15/05; market value
       $13,540,059)                    13,274       13,274
     Lehman Brothers, Inc. (B) (C)
       5.893%, dated 01/31/00,
       matures 02/01/00, repurchase
       price $635,603 (collateralized
       by various corporate obligations,
       par value $703,181, 0.000%-0.001%,
       10/25/23-11/28/31;
       market value $667,269)             635          635
                                                 ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $13,909)                               13,909
                                                 ---------
   TOTAL INVESTMENTS -- 107.0%
     (Cost $511,660)                               894,470
                                                 ---------
   PAYABLE UPON RETURN OF SECURITIES
    LOANED-- (7.8%)                                (65,620)
                                                 ---------
   OTHER ASSETS AND LIABILITIES, NET-- 0.8%          7,088
                                                 ---------

The accompanying notes are an integral part of the financial statements.

28
1.800.433.6884

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)
----------------------------------------------------------
Description                                    Value (000)
----------------------------------------------------------
   NET ASSETS:
----------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization -- no par value) based on
       23,948,600 outstanding shares of
       beneficial interest                        $306,705
     Fund Shares of Class I (unlimited
       authorization -- no par value) based on
       4,065,421 outstanding shares of beneficial
       interest                                    112,777
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value) based on
       1,422,506 outstanding shares of beneficial
       interest                                     28,220
     Fund Shares of Retail Class B (unlimited
       authorization -- no par value) based on
       249,325 outstanding shares of beneficial
       interest                                      7,065
     Fund Shares of Retail Class C (unlimited
       authorization-- no par value) based on
       2,877 outstanding shares
       of beneficial interest                           83
     Undistributed net investment income               312
     Accumulated net realized loss on investments   (2,034)
     Net unrealized appreciation on investments    382,810
                                                  --------
   TOTAL NET ASSETS-- 100.0%                      $835,938
                                                  ========
----------------------------------------------------------
Description                                        Value
----------------------------------------------------------
   NET ASSETS: (CONTINUED)
----------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS            $28.16
                                                  =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS I                    $28.16
                                                  =======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- RETAIL CLASS A              $28.15
                                                  =======
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($28.15 / 94.5%)               $29.79
                                                  =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B             $28.04
                                                  =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS C             $28.04
                                                  =======
---------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS
    ON LOAN AT JANUARY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL
    VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000 WAS
    $63,494,744.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE

The accompanying notes are an integral part of the financial statements.

                                                                              29
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
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INCOME EQUITY FUND
----------------------------------------------------------
Description                            Shares  Value (000)
----------------------------------------------------------
   COMMON STOCKS -- 97.0%
----------------------------------------------------------
   AEROSPACE & DEFENSE -- 2.1%
     B.F. Goodrich                    126,400     $  3,160
     Boeing                           109,875        4,869
     Raytheon Company, Cl B            96,000        2,190
                                                  --------
                                                    10,219
                                                  --------
   AUTOMOTIVE -- 1.9%
     Dana                              35,325          830
     Ford Motor                        80,250        3,992
     General Motors                    57,800        4,649
                                                  --------
                                                     9,471
                                                  --------
   BANKS -- 8.6%
     Bank of America                  139,975        6,780
     Bank of New York                  24,700        1,003
     Bank One                         131,973        3,934
     Chase Manhattan Bank              70,825        5,697
     First Union                      138,175        4,638
     Fleet Boston Financial           184,250        5,792
     SunTrust Banks                    17,825        1,062
     U.S. Bancorp                     110,625        2,455
     Washington Mutual                175,000        4,441
     Wells Fargo                      152,625        6,105
                                                  --------
                                                    41,907
                                                  --------
   BUILDING & CONSTRUCTION -- 1.4%
     Fluor                            119,375        4,768
     Kaufman & Broad Home              23,325          506
     Masco                             83,600        1,667
                                                  --------
                                                     6,941
                                                  --------
   CHEMICALS -- 3.5%
     Dow Chemical                      28,425        3,312
     Du Pont (E. I.) de Nemours        85,455        5,042
     Engelhard                        196,775        3,136
     International Flavors &
       Fragrances                      26,875          959
     PPG Industries                    33,075        1,821
     Rohm & Haas                       69,100        2,919
                                                  --------
                                                    17,189
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 2.2%
     Motorola (A)                      79,700       10,899
                                                  --------
----------------------------------------------------------
Description                           Shares   Value (000)
----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
----------------------------------------------------------

   COMPUTERS & SERVICES -- 6.7%
     Automatic Data Processing         32,850     $  1,558
     Compaq Computer (A)              180,400        4,938
     Diebold                          133,850        2,970
     Electronic Data Systems           60,900        4,118
     Hewlett Packard (A)              103,100       11,161
     IBM                               52,850        5,929
     Shared Medical Systems (A)        43,025        1,904
                                                  --------
                                                    32,578
                                                  --------
   HEALTHCARE-- 3.8%
     Abbott Labs                       28,050          915
     Baxter International              80,250        5,126
     Mallinckrodt                      88,375        2,546
     Merck                             65,950        5,198
     Pharmacia & Upjohn (A)            98,450        4,627
                                                  --------
                                                    18,412
                                                  --------
   ELECTRICAL EQUIPMENT -- 1.9%
     Emerson Electric                  48,325        2,661
     General Electric                  31,350        4,181
     W.W. Grainger (A)                 53,025        2,542
                                                  --------
                                                     9,384
                                                  --------
   ELECTRICAL UTILITIES -- 5.0%
     Constellation Energy Group       175,750        5,294
     Duke Energy (A)                   56,275        3,250
     Edison International (A)          91,925        2,666
     PG&E                              43,650          958
     Southern                         172,350        4,416
     TECO Energy (A)                   49,375          969
     Texas Utilities                  192,400        6,806
                                                  --------
                                                    24,359
                                                  --------
   ENTERTAINMENT -- 2.3%
     Brunswick                        230,950        4,374
     Walt Disney                      196,500        7,135
                                                  --------
                                                    11,509
                                                  --------
   FINANCIAL SERVICES -- 8.7%
     Citigroup                        244,285       14,031
     Fannie Mae                       119,425        7,158
     Household International          127,650        4,500

The accompanying notes are an integral part of the financial statements.

30
1.800.433.6884

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INCOME EQUITY FUND (CONTINUED)
----------------------------------------------------------
Description                           Shares   Value (000)
----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
----------------------------------------------------------
   FINANCIAL SERVICES -- (CONTINUED)
     Merrill Lynch (A)                 90,275      $ 7,831
     Morgan Stanley, Dean Witter      136,350        9,033
                                                  --------
                                                    42,553
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 2.3%
     Archer-Daniels-Midland           183,825        2,160
     Campbell Soup                     56,475        1,775
     ConAgra                           41,400          885
     Hershey Foods                     40,400        1,717
     PepsiCo                           89,175        3,043
     Philip Morris                     79,275        1,660
                                                  --------
                                                    11,240
                                                  --------
   GAS/NATURAL GAS -- 3.3%
     El Paso Energy                    96,175        3,102
     Enron                            126,475        8,529
     Sempra Energy                    175,075        3,250
     Williams Companies                25,875        1,003
                                                  --------
                                                    15,884
                                                  --------
   HOUSEHOLD PRODUCTS -- 2.9%
     Clorox                            41,700        1,991
     Kimberly-Clark                    82,025        5,080
     Newell Rubbermaid                136,475        4,094
     Stanley Works                     17,800          447
     Whirlpool                         47,875        2,789
                                                  --------
                                                    14,401
                                                  --------
   INSURANCE -- 6.1%
     Aetna (A)                         42,650        2,271
     American General                  90,100        5,536
     Jefferson Pilot                   42,887        2,520
     Lincoln National                  98,075        3,623
     Marsh & McLennan                  60,512        5,688
     MBIA (A)                          72,600        3,635
     St. Paul Companies               223,975        6,761
                                                  --------
                                                    30,034
                                                  --------
   LEISURE PRODUCTS -- 0.3%
     Mattel                           141,525        1,477
                                                  --------
----------------------------------------------------------
Description                            Shares  Value (000)
----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
----------------------------------------------------------
   MANUFACTURING -- 1.7%
     Cummins Engine                    39,825     $  1,523
     Eaton                             14,025        1,002
     Minnesota Mining & Manufacturing  35,575        3,331
     National Service Industries       83,675        2,081
     Pall                              31,300          577
                                                  --------
                                                     8,514
                                                  --------
   METALS -- 3.0%
     Alcan Aluminum, ADR               78,375        3,062
     Alcoa                             71,525        4,984
     Barrick Gold                     103,775        1,699
     Worthington Industries           348,300        5,029
                                                  --------
                                                    14,774
                                                  --------
   PAPER & PAPER PRODUCTS -- 1.3%
     Weyerhaeuser                      64,100        3,678
     Willamette Industries             67,475        2,767
                                                  --------
                                                     6,445
                                                  --------
   PERSONAL CARE -- 0.2%
     Avon Products                     31,550        1,004
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 12.0%
     Ashland                           73,050        2,379
     Baker Hughes                     116,550        2,870
     BP Amoco PLC-Spons, ADR (A)       77,872        4,186
     Chevron                           70,775        5,914
     Conoco, CIB                      149,955        3,533
     Exxon Mobil                      292,973       24,463
     Halliburton                       75,365        2,713
     Royal Dutch Petroleum, ADR       126,875        6,986
     Texaco                           104,550        5,528
                                                  --------
                                                    58,572
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.0%
     Eastman Kodak                     28,900        1,788
     Polaroid                         133,600        3,173
                                                  --------
                                                     4,961
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                                              31
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INCOME EQUITY FUND (CONTINUED)
----------------------------------------------------------
Description                            Shares  Value (000)
----------------------------------------------------------
   COMMON STOCKS (CONTINUED)
----------------------------------------------------------
   PRINTING & PUBLISHING -- 1.7%
     Deluxe                            39,475     $  1,056
     Harcourt General                  93,800        3,752
     Knight-Ridder                     35,250        1,879
     McGraw-Hill                       24,055        1,349
                                                  --------
                                                     8,036
                                                  --------
   REAL ESTATE -- 2.4%
     Apartment Investment &
       Management (A)                  66,100        2,504
     Kimco Realty                      92,725        3,269
     Post Properties (A)               54,397        2,087
     Simon Property Group             160,175        3,954
                                                  --------
                                                    11,814
                                                  --------
   RETAIL -- 2.3%
     Albertson's                       59,875        1,834
     May Department Stores            108,837        3,388
     McDonald's                        26,950        1,002
     Rite Aid (A)                     273,150        1,929
     Sears Roebuck & Company           84,525        2,615
     Staples*                          21,675          516
                                                  --------
                                                    11,284
                                                  --------
   RUBBER & PLASTIC -- 0.4%
     Tupperware                       112,150        1,829
                                                  --------
   TELEPHONES & TELECOMMUNICATION -- 7.3%
     Alltel (A)                        57,025        3,806
     AT&T                             225,187       11,879
     GTE                              125,200        9,179
     MCI WorldCom*                     22,400        1,029
     SBC Communications                66,275        2,858
     U.S. West                        106,529        7,084
                                                  --------
                                                    35,835
                                                  --------
   TRANSPORTATION -- 0.3%
     Ryder System (A)                  75,225        1,660
                                                  --------
   WHOLESALE -- 0.4%
     Supervalu                        115,275        2,075
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $456,038)                             475,260
                                                  --------
----------------------------------------------------------
Description                         Par (000)  Value (000)
----------------------------------------------------------
CORPORATE BONDS -- 7.1%
----------------------------------------------------------
     Amex Centurion (B) (C)
       5.700%, 04/24/00               $10,000    $  10,000
     Bear Stearns, MTN (B) (C)
       6.093%, 01/08/01                10,000       10,000
     Goldman Sachs Group, MTN (B) (C)
       6.183%, 10/16/00                15,000       15,000
                                                 ---------
     TOTAL CORPORATE BONDS
       (Cost $35,000)                               35,000
                                                 ---------
----------------------------------------------------------
   REPURCHASE AGREEMENTS -- 4.0%
----------------------------------------------------------
     JP Morgan Securities, Inc.
       5.670%, dated 01/31/00, matures
       02/01/00, repurchase price
       $14,391,431 (collateralized by
       various U.S. Treasury Notes,
       par value $14,563,000,
       5.000%-7.000%,
       02/28/01-07/15/06:
       market value $14,677,137)       14,389       14,389
     HSBC Securities, Inc. (B) (C)
       5.910%, dated 01/31/00, matures
       02/01/00, repurchase price
       $5,107,768 (collateralized by
       various U.S. Government obligations,
       par value $6,763,890, 0.000%-0.001%,
       05/15/01-09/15/14; market
       value $5,209,206)                5,107        5,107
                                                 ---------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $19,496)                               19,496
                                                 ---------
   TOTAL INVESTMENTS -- 108.1%
     (Cost $510,534)                               529,756
                                                 ---------
   PAYABLE UPON RETURN OF SECURITIES
     LOANED -- (8.2%)                              (40,107)
                                                 ---------
   OTHER ASSETS AND LIABILITIES, NET -- 0.1%           375
                                                 ---------

The accompanying notes are an integral part of the financial statements.

32
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INCOME EQUITY FUND (CONCLUDED)
----------------------------------------------------------
Description                                    Value (000)
----------------------------------------------------------
   NET ASSETS:
----------------------------------------------------------
    Fund Shares of Fiduciary Class (unlimited
       authorization-- no par value) based on
       37,027,395 outstanding shares
       of beneficial interest                    $ 436,091
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value) based on
       1,443,685 outstanding shares of
       beneficial interest                          21,361
     Fund Shares of Retail Class B (unlimited
       authorization -- no par value) based on
       350,785 outstanding shares of beneficial
       interest                                      5,886
     Fund Shares of Retail Class C (unlimited
       authorization-- no par value) based on
       85 outstanding shares
       of beneficial interest                            1
     Undistributed net investment income                17
     Accumulated net realized gain on investments    7,446
     Net unrealized appreciation on investments     19,222
                                                 ---------
   TOTAL NET ASSETS -- 100.0%                    $ 490,024
                                                 =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS             $12.62
                                                 =========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A              $12.65
                                                 =========
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($12.65 / 94.5%)                $13.39
                                                 =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B              $12.57
                                                 =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS C              $12.57
                                                 =========

----------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS
    ON LOAN AT JANUARY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL
    VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000 WAS
    $38,681,242.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
MTN -- MEDIUM TERM NOTE

The accompanying notes are an integral part of the financial statements.

                                                                              33
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BALANCED FUND
------------------------------------------------------------
Description                            Shares    Value (000)
------------------------------------------------------------
   COMMON STOCKS -- 63.1%
------------------------------------------------------------
   AIR TRANSPORTATION -- 0.3%
     Klm Royal Dutch Air - NY Reg      58,457     $  1,334
                                                  --------
   AUTOMOTIVE -- 0.2%
     Ford Motor                        14,115          702
                                                  --------
   BANKS -- 3.0%
     Bank of New York                  89,200        3,624
     Chase Manhattan Bank              28,400        2,284
     Fleet Boston Financial            94,752        2,979
     Washington Mutual                 69,700        1,769
     Wells Fargo                       50,600        2,024
                                                  --------
                                                    12,680
                                                  --------
   BEAUTY PRODUCTS -- 1.8%
     Colgate-Palmolive                 47,950        2,841
     Gillette                          45,000        1,693
     Proctor & Gamble                  33,050        3,334
                                                  --------
                                                     7,868
                                                  --------
   CHEMICALS -- 1.9%
     Avery Dennison                    40,000        2,710
     Du Pont (E. I.) de Nemours        22,526        1,329
     Hercules                          82,360        1,410
     Monsanto                          54,975        1,941
     PPG Industries                    11,675          643
                                                  --------
                                                     8,033
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 2.0%
     Lucent Technologies               70,850        3,914
     Motorola                          17,340        2,371
     Nortel Networks                   22,310        2,133
                                                  --------
                                                     8,418
                                                  --------
   COMPUTERS & SERVICES -- 1.6%
     Cisco Systems* (A)                59,200        6,482
     Dell Computer*                    14,985          576
                                                  --------
                                                     7,058
                                                  --------
   COMPUTERS & SOFTWARE SERVICES-- 8.7%
     America Online* (A)               35,865        2,042
     Computer Associates
       International (A)               40,332        2,770
     Computer Sciences* (A)            25,250        2,320
     Electronic Data Systems           32,330        2,186
     Hewlett Packard                   36,000        3,897
     IBM                               50,000        5,609
------------------------------------------------------------
Description                           Shares     Value (000)
------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
------------------------------------------------------------
   COMPUTERS & SOFTWARE SERVICES-- (CONTINUED)
     Microsoft*                       100,710     $  9,857
     Oracle Systems* (A)               41,920        2,094
     Sap AG, ADR (A)                   73,695        4,804
     Sun Microsystems*                 18,100        1,422
                                                  --------
                                                    37,001
                                                  --------
   DIVERSIFIED OPERATIONS -- 2.7%
     Berkshire Hathaway, Cl B*          1,035        1,704
     General Electric                  75,030       10,007
                                                  --------
                                                    11,711
                                                  --------
   DRUGS -- 5.4%
     American Home Products            50,840        2,393
     Amgen*                            38,815        2,472
     Bristol-Myers Squibb              49,110        3,241
     Eli Lilly                         23,150        1,548
     Johnson & Johnson                 16,215        1,395
     Merck                             46,185        3,640
     Pfizer                            79,800        2,903
     Schering Plough                   63,100        2,776
     Warner Lambert                    30,410        2,887
                                                  --------
                                                    23,255
                                                  --------
   ELECTRICAL UTILITIES -- 0.7%
     FirstEnergy                       50,700        1,153
     Scottish Power Plc, Adr           72,648        2,011
                                                  --------
                                                     3,164
                                                  --------
   ENTERTAINMENT -- 1.4%
     Carnival, Cl A                    33,700        1,519
     Walt Disney                      122,130        4,435
                                                  --------
                                                     5,954
                                                  --------
   FINANCIAL SERVICES -- 3.0%
     American Express                  23,925        3,943
     Citigroup                         80,325        4,614
     Fannie Mae                        69,700        4,178
                                                  --------
                                                    12,735
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 1.6%
     Bestfoods                         31,800        1,383
     Coca-Cola                         50,000        2,872
     PepsiCo                           70,700        2,413
                                                  --------
                                                     6,668
                                                  --------

The accompanying notes are an integral part of the financial statements.

34
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BALANCED FUND (CONTINUED)
------------------------------------------------------------
Description                             Shares   Value (000)
------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
------------------------------------------------------------
   GAS/NATURAL GAS -- 1.0%
     Coastal                           50,000     $  1,844
     Williams Companies                61,900        2,399
                                                  --------
                                                     4,243
                                                  --------
   HOTELS & LODGING -- 0.4%
     Hilton Hotels                    189,700        1,601
                                                  --------
   INSURANCE -- 2.3%
     AFLAC                             55,000        2,389
     AXA Financial (A)                 82,700        2,693
     Hartford Financial Services Group 55,200        2,104
     Marsh & McLennan                  29,305        2,755
                                                  --------
                                                     9,941
                                                  --------
   MACHINERY -- 2.9%
     Applied Materials* (A)            37,800        5,188
     Honeywell International           46,500        2,232
     Ingersoll Rand                    57,150        2,690
     Parker-Hannifin                   52,500        2,271
                                                  --------
                                                    12,381
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 2.3%
     Baxter International              46,500        2,970
     IMS HEALTH                        63,900        1,434
     Medtronic                         42,200        1,931
     Pe Biosystems Group (A)           23,800        3,564
                                                  --------
                                                     9,899
                                                  --------
   PAPER & PAPER PRODUCTS -- 0.9%
     Kimberly-Clark                    39,950        2,474
     Weyerhaeuser                      25,300        1,452
                                                  --------
                                                     3,926
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 1.7%
     Halliburton                       71,500        2,574
     Conoco, Cl B                      47,418        1,117
     Phillips Petroleum                41,300        1,688
     Union Pacific Resources Group    154,704        1,702
                                                  --------
                                                     7,081
                                                  --------
   PETROLEUM REFINING -- 3.3%
     Chevron                           35,300        2,950
     Exxon Mobil                       42,739        3,569
     Royal Dutch Petroleum, ADR        47,200        2,599
     Ultramar Diamond Shamrock         79,200        1,732
------------------------------------------------------------
Description                           Shares     Value (000)
------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
------------------------------------------------------------
   PETROLEUM REFINING -- (CONTINUED)
     Unocal                            60,000     $  1,717
     USX-Marathon Group                62,000        1,593
                                                  --------
                                                    14,160
                                                  --------
   PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
     Xerox                             59,450        1,241
                                                  --------
   PRINTING & PUBLISHING -- 1.6%
     McGraw-Hill                       28,300        1,587
     Time Warner (A)                   22,600        1,807
     Viacom, Cl B*                     37,015        2,050
     Washington Post, Cl B              2,765        1,521
                                                  --------
                                                     6,965
                                                  --------
   RAILROADS -- 0.4%
     Burlington Northern Santa Fe      75,300        1,812
                                                  --------
   REAL ESTATE -- 2.8%
     BRE Properties, Cl A              78,670        1,731
     CBL & Associates Properties       90,425        1,905
     First Industrial Realty Trust     80,785        2,171
     JP Realty                         92,795        1,636
     Kimco Realty                      56,125        1,978
     Post Properties (A)               64,155        2,462
                                                  --------
                                                    11,883
                                                  --------
   RETAIL -- 3.5%
     Albertson's                       62,370        1,910
     Costco Wholesale* (A)             62,700        3,068
     Federated Department Stores*  (A) 52,000        2,164
     Home Depot                        12,110          686
     McDonald's                        70,710        2,630
     Nordstrom (A)                     64,575        1,421
     Safeway*                          38,800        1,482
     Target                            23,270        1,537
                                                  --------
                                                    14,898
                                                  --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 1.6%
     Intel                             67,900        6,718
                                                  --------
   STEEL & STEEL WORKS -- 0.2%
     Alcoa                              9,490          661
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                                              35
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BALANCED FUND (CONTINUED)
-------------------------------------------------------------
Description                     Shares/Par (000)  Value (000)
-------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION -- 3.6%
     AT&T                              69,525     $  3,667
     Bell Atlantic                     84,800        5,252
     MCI WorldCom*                     65,780        3,022
     Qwest Communications
       International* (A)              16,195          638
     SBC Communications                64,000        2,760
                                                  --------
                                                    15,339
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $175,937)                             269,330
                                                  --------
-------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED BONDS -- 13.6%
-------------------------------------------------------------
     FHLMC
       5.750%, 03/15/09                $2,000        1,790
       6.000%, 02/01/28                 2,694        2,426
     FNMA
       7.500%, 08/01/01                   704          702
       6.250%, 11/15/02                 1,000          980
       6.500%, 08/15/04                 5,000        4,868
       6.850%, 09/12/05                 1,400        1,345
       6.375%, 06/15/09                 2,000        1,871
       6.500%, 05/01/14                 2,347        2,241
       6.500%, 03/01/24                   262          244
       8.000%, 08/01/24                   295          295
       8.000%, 05/01/25                   866          864
       7.000%, 09/01/25                 1,021          973
       8.000%, 07/01/26                   342          341
       7.000%, 09/01/26                   776          751
       7.500%, 09/01/26                   550          536
       7.000%, 12/01/26                 1,017          969
       7.500%, 03/01/27                   402          392
       6.500%, 10/01/27                 1,176        1,091
       6.500%, 12/01/27                 2,126        1,972
       7.000%, 12/01/27                 1,889        1,800
       6.000%, 03/01/28                 3,549        3,193
       6.000%, 05/01/28                   912          820
       6.500%, 05/01/29                 2,820        2,618
     GNMA
       6.500%, 09/15/08                 1,890        1,804
       6.000%, 11/15/08                 1,367        1,273
       6.500%, 06/15/23                   193          178
       6.500%, 02/15/24                    83           77
       7.500%, 05/15/24                   239          233
-------------------------------------------------------------
Description                        Par (000)   Value (000)
-------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED BONDS (CONTINUED)
-------------------------------------------------------------
   GNMA -- (continued)
       7.500%, 09/15/25                 $ 503      $   494
       7.000%, 02/15/26                   670          637
       6.500%, 04/15/26                   714          659
       7.000%, 08/15/26                 1,945        1,850
       7.500%, 09/15/26                 1,821        1,775
       7.500%, 01/15/27                 1,271        1,249
       7.000%, 10/15/27                 1,363        1,297
       6.500%, 05/15/28                   894          826
       6.000%, 12/15/28                 2,365        2,113
       6.500%, 01/15/29                 2,848        2,630
       6.000%, 02/15/29                 2,446        2,186
       7.000%, 03/15/29                 2,451        2,331
       6.000%, 04/15/29                 3,854        3,445
                                                   -------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED BONDS
       (Cost $61,335)                               58,139
                                                   -------
-------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 21.5%
-------------------------------------------------------------
     Airtouch Communications
       6.650%, 05/01/08                 2,000        1,857
     Allied-Signal
       6.200%, 02/01/08                 4,000        3,555
     American General
       6.250%, 12/18/02                 2,000        1,937
       6.750%, 06/15/05                 2,000        1,910
     Associates Corporation, N.A.
       7.875%, 09/30/01                 2,000        2,017
       6.950%, 11/01/18                 3,000        2,704
     AT&T
       7.500%, 06/01/06                 2,000        2,002
     Avco Financial Services
       7.375%, 08/15/01                 2,000        2,002
     Bankers Trust NY
       7.500%, 11/15/15                 2,000        1,905
     Bell Atlantic
       6.500%, 04/15/28                 3,000        2,535
       8.000%, 10/15/29                   175          178
     Caterpillar Tractor
       6.000%, 05/01/07                   605          547
     Chemical Banking
       6.700%, 08/15/08                 1,500        1,397

The accompanying notes are an integral part of the financial statements.

36
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BALANCED FUND (CONTINUED)
------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
     Chesapeake & Potomac
       Telephone of Maryland
       6.000%, 05/01/03                $1,500     $  1,432
     Citicorp
       6.750%, 08/15/05                   450          429
     Dow Chemical
       6.850%, 08/15/13                 2,000        1,810
     Du Pont (E.I.) de Nemours
       6.750%, 09/01/07                 3,000        2,865
     Duke Energy
       7.875%, 08/15/04                 1,000          990
     Fannie Mae MTN
       6.375%, 06/29/05                 2,000        1,897
     First Bank System
       6.875%, 09/15/07                   500          471
     First Chicago
       6.125%, 02/15/06                 1,000          919
     First National Bank of Boston
       8.000%, 09/15/04                 2,000        2,010
     Ford Motor
       6.500%, 08/01/18                 2,000        1,747
     Ford Motor Credit
       6.125%, 01/09/06                 3,250        2,998
     General Mills
       5.400%, 12/08/08                 2,500        2,147
     General Motors Acceptance
       5.750%, 11/10/03                 2,600        2,450
       6.125%, 01/22/08                 3,000        2,715
     Golden West Financial
       6.700%, 07/01/02                   150          147
     GTE
       6.840%, 04/15/18                 3,000        2,752
     Hydro Quebec
       8.050%, 07/07/24                   150          157
     IBM
       5.370%, 09/22/03                 2,500        2,341
       8.375%, 11/01/19                   200          217
     JC Penney
       6.000%, 05/01/06                 2,250        1,946
     JCI
       6.300%, 02/01/08                 2,000        1,810
     John Deere Capital
       7.014%, 10/15/02                 1,500        1,481
------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
     Joseph E. Seagram & Sons
       7.000%, 04/15/08                $1,500     $  1,414
     Lehman Brothers Holding
       8.500%, 05/01/07                 2,000        2,040
     Litton Industries
       6.750%, 04/15/18                 2,500        2,159
     Lockheed Martin
       7.700%, 06/15/08                 2,000        1,910
     Lucent Technologies
       6.450%, 03/15/29                   500          434
     Monsanto Company
       5.875%, 12/01/08                 2,500        2,191
     New England Telephone & Telegraph
       7.875%, 11/15/29                   250          252
     Pepsi Bottling Holdings (D)
       5.375%, 02/17/04                 3,000        2,775
     Phillips Petroleum
       6.650%, 07/15/18                 1,000          886
     Province of British Columbia
       7.000%, 01/15/03                 1,500        1,485
     Ralston-Ralston Purina
       7.750%, 10/01/15                 2,000        1,933
     Raytheon
       6.550%, 03/15/10                 2,000        1,760
     Royal Bank of Scotland
       6.375%, 02/01/11                 2,500        2,200
     Sears Roebuck Acceptance
       6.900%, 08/01/03                 2,000        1,945
     US West Capital Funding
       6.375%, 07/15/08                 2,000        1,803
     Wal-Mart Stores
       6.375%, 03/01/03                   450          439
       6.550%, 08/10/04                 2,000        1,945
       5.875%, 10/15/05                 2,000        1,848
     Worldcom
       6.125%, 08/15/01                 2,000        1,970
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $98,232)                               91,666
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                                              37
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BALANCED FUND (CONTINUED)
--------------------------------------------------------------
Description                       Shares/Par (000) Value (000)
--------------------------------------------------------------
   ASSET BACKED SECURITIES -- 0.2%
--------------------------------------------------------------
     Citibank Credit Card Master Trust
       1997-3 Cl A
       6.839%, 02/10/04                $  100      $    99
     Contimortgage Home Equity Loan
       Trust, Ser 1995-3, Cl A4
       7.440%, 09/15/12                   115          115
     Equity Capital Home Equity Loan
       Trust, Ser 1996-3, Cl A6
       7.400%, 12/15/19                   450          434
     Green Tree Financial, Ser 1995-9,
       Cl A5
       6.800%, 01/15/27                   350          346
                                                   -------
     TOTAL ASSET BACKED SECURITIES
       (Cost $1,015)                                   994
                                                   -------
--------------------------------------------------------------
   CORPORATE BONDS -- 1.2%
--------------------------------------------------------------
     Amex Centurion (B) (C)
       5.700%, 04/19/00                 5,000        5,000
                                                   -------
     TOTAL CORPORATE BONDS
       (Cost $5,000)                                 5,000
                                                   -------
--------------------------------------------------------------
   CASH EQUIVALENT -- 2.3%
--------------------------------------------------------------
     Scudder Institutional Money
       Fund (B)                        10,000       10,000
                                                   -------
     TOTAL CASH EQUIVALENT
       (Cost $10,000)                               10,000
                                                   -------
--------------------------------------------------------------
   Description                       Par (000)  Value (000)
--------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 5.0%
--------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00, matures
       02/01/00, repurchase price
       $1,641,364 (collateralized by
       U.S. Treasury Note,
       par value $1,652,000, 5.625%,
       04/30/00; market value
       $1,674,583)                    $ 1,641     $  1,641
     HSBC Securities Inc. (B) (C)
       5.910%, dated 01/31/00, matures
       02/01/00, repurchase price
       $19,772,748 (collateralized
       by various U.S. Government
       obligations, par value
       $26,183,784, 0.000%-0.001%,
       05/15/01-09/15/14;
       market value $20,165,425)       19,770       19,770
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,411)                               21,411
                                                  --------
   TOTAL INVESTMENTS -- 106.9%
     (Cost $372,930)                               456,540
                                                  --------
     PAYABLE UPON RETURN OF SECURITIES
       LOANED -- (8.1%)                            (34,770)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.2%         5,190
                                                  --------
--------------------------------------------------------------
  NET ASSETS:
--------------------------------------------------------------
    Fund Shares of Fiduciary Class
       (unlimited authorization --
       no par value) based on 26,574,700
       outstanding shares of beneficial
       interest                                    323,502
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value)
       based on 685,661 outstanding shares of
       beneficial interest                           8,464
     Fund Shares of Retail Class B (unlimited
       authorization -- no par value)
       based on 260,879 outstanding shares of
       beneficial interest                           4,382
     Fund Shares of Retail Class C (unlimited
       authorization -- no par value) based on
       72 outstanding shares of beneficial interest      1
     Undistributed net investment income               245
     Accumulated net realized gain on investments    6,756
     Net unrealized appreciation on investments     83,610
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $426,960
                                                  ========

The accompanying notes are an integral part of the financial statements.

38
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BALANCED FUND (CONCLUDED)
-----------------------------------------------------------
Description                                         Value
-----------------------------------------------------------
   NET ASSETS: (CONTINUED)
-----------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS             $15.51
                                                   =======
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- RETAIL CLASS A               $15.50
                                                   =======
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($15.50 / 94.5%)                $16.40
                                                   =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B              $15.49
                                                   =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS C              $15.49
                                                   =======

----------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY
    IS ON LOAN AT JANUARY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000 WAS $33,794,271.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION
    3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". ADR-- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE
CORPORATION GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION MTN -- MEDIUM TERM NOTE
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

                                                                              39
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]
SCHEDULE OF INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

SMALL CAP VALUE FUND
-------------------------------------------------------------
Description                             Shares    Value (000)
-------------------------------------------------------------
   COMMON STOCKS -- 61.4%
------------------------------------------------------------
   ADVERTISING/MARKETING -- 2.2%
     Direct Focus*                     50,000     $  1,269
     Snyder Communications* (A)        70,000        1,400
                                                  --------
                                                     2,669
                                                  --------
   AIRCRAFT -- 1.0%
     Heico, Cl A                       70,000        1,199
                                                  --------
   APPAREL/TEXTILES -- 0.7%
     Delta Woodside Industries*        53,400           80
     Kellwood                          40,000          705
                                                  --------
                                                       785
                                                  --------
   AUTOMOTIVE -- 2.3%
     Copart*                          104,000        1,768
     Dollar Thrifty Automotive*        53,200        1,054
                                                  --------
                                                     2,822
                                                  --------
   BANKS -- 1.6%
     Bank United, Cl A                 35,000          908
     Eldorado Bancshares*             130,000        1,089
                                                  --------
                                                     1,997
                                                  --------
   BUILDING & CONSTRUCTION -- 1.2%
     Granite Construction              70,000        1,396
                                                  --------
   COMMUNICATIONS EQUIPMENT -- 6.0%
     Adtran*                           30,000        1,942
     Advanced Fibre Communication*     60,000        2,209
     Antec*                            36,800        1,440
     CTS                               25,000        1,755
                                                  --------
                                                     7,346
                                                  --------
   CHEMICALS -- 1.0%
     Isolyser Company*                300,000        1,163
                                                  --------
   COMPUTER PROGRAMING & SOFTWARE -- 2.1%
     Progress Software*                80,000        1,730
     Reynolds & Reynolds, Cl A         38,000          841
                                                  --------
                                                     2,571
                                                  --------
   COMPUTERS & SERVICES -- 0.6%
     In Focus Systems*                 30,000          744
                                                  --------
   DRUGS -- 1.9%
     Cambrex                           30,000        1,125
     Dura Pharmaceuticals*             80,000        1,240
                                                  --------
                                                     2,365
                                                  --------
-------------------------------------------------------------
Description                            Shares    Value (000)
-------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   ENTERTAINMENT -- 0.8%
     World Wrestling Federation
       Entertainment* (A)              66,000     $  1,019
                                                  --------
   FINANCIAL SERVICES -- 2.5%
     American Capital Strategies       50,000        1,294
     Liberty Financial Companies       55,500        1,159
     Medallion Financial               35,000          604
                                                  --------
                                                     3,057
                                                  --------
   FOOD -- 0.9%
     J & J Snack Foods*                57,000        1,090
                                                  --------
   GAS/NATURAL GAS -- 0.8%
     Unit Corporation* (A)            125,000          938
                                                  --------
   INDUSTRIAL -- 4.4%
     Insituform Technologies, Cl B*    48,000        1,242
     Pentair                           45,000        1,508
     Quanta Services*                  35,000        1,146
     Quixote                           60,000          810
     Teleflex                          20,000          635
                                                  --------
                                                     5,341
                                                  --------
   INSURANCE -- 1.4%
     Fremont General                  224,800        1,742
                                                  --------
   MACHINERY -- 1.9%
     Applied Power, Cl A               29,500          822
     Aptar Group                       26,500          583
     Jore Corporation*                 95,820          916
                                                  --------
                                                     2,321
                                                  --------
   MEDICAL PRODUCTS & SERVICES -- 3.0%
     Adac Laboratories*               150,000        1,969
     Organogenesis* (A)                89,115          796
     Summit Technology*                37,000          481
     VISX*                             12,000          341
                                                  --------
                                                     3,587
                                                  --------
   NATURAL GAS -- 1.4%
     Equitable Resources               50,000        1,725
                                                  --------
   PAPER MILLS -- 0.4%
     PH Glatfelter*                    40,000          493
                                                  --------
   PETROLEUM & FUEL PRODUCTS -- 1.2%
     Evergreen Resources*              65,000        1,448
                                                  --------

The accompanying notes are an integral part of the financial statements.

40
1.800.433.6884

SCHEDULE OF INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)
-------------------------------------------------------------
Description                             Shares   Value (000)
-------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   PETROLEUM REFINING -- 1.0%
     Pennzoil-Quaker State            110,020     $  1,258
                                                  --------
   REAL ESTATE -- 3.2%
     Bluegreen Corporation*           122,500          459
     First Industrial Realty Trust     30,000          806
     Kennedy-Wilson*                   80,000          675
     Leucadia National                 45,000          956
     Reckson Associates Realty         49,500          978
                                                  --------
                                                     3,874
                                                  --------
   RETAIL -- 3.9%
     Brookstone*                       65,000        1,105
     Casey's General Stores            53,000          547
     Cash America International       160,000        1,590
     Lithia Motors, Cl A*              30,000          413
     Sonic Automotive*                 60,000          461
     Venator Group*                   110,000          660
                                                  --------
                                                     4,776
                                                  --------
   SEMI-CONDUCTORS/INSTRUMENTS -- 13.7%
     3DFX Interactive*                 72,500          616
     Brooks Automation*                50,370        2,569
     Cypress Semiconductor* (A)        90,000        3,015
     Ibis Technology*                  84,000        5,649
     MMC Networks* (A)                 31,000          868
     Neomagic*                        145,000        1,332
     S3 Incorporated*                  64,000          928
     Speedfam-Ipec*                   110,000        1,657
                                                  --------
                                                    16,634
                                                  --------
   TRUCKING -- 0.3%
     Landstar System*                   8,500          401
                                                  --------
     TOTAL COMMON STOCKS
       (Cost $58,060)                               74,761
                                                  --------
-------------------------------------------------------------
   FOREIGN COMMON STOCKS -- 19.8%
-------------------------------------------------------------
   ARGENTINA -- 0.1%
     Nobleza Piccardo                  62,720          127
                                                  --------
   AUSTRALIA -- 0.4%
     Pacific Dunlop, ADR               78,570          422
     Reinsurance Australia*           487,889           56
                                                  --------
                                                       478
                                                  --------
-------------------------------------------------------------
Description                            Shares    Value (000)
-------------------------------------------------------------
FOREIGN COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   AUSTRIA -- 1.7%
     Bau Holding                       22,420     $    870
     BBAG Oesterreichische
       Brau-Beteiligungs*              12,690          481
     Bohler Uddeholm, ADR*             54,610          767
                                                  --------
                                                     2,118
                                                  --------
   BRAZIL -- 1.2%
     Centrais Eletricas, ADR            6,060          245
     Centrais Geradoras do Sul, ADR*   71,690          400
     Copene Petroquimica, ADR          46,620          801
                                                  --------
                                                     1,446
                                                  --------
   CANADA -- 1.1%
     Hudson's Bay                      49,950          512
     Manitoba Telecom Services         50,370          800
                                                  --------
                                                     1,312
                                                  --------
   CAYMAN ISLANDS -- 0.3%
     Anangel American Shipholdings,
       ADR*                            75,200          395
                                                  --------
   CHILE -- 0.4%
     Quinenco ADR*                     39,683          548
                                                  --------
   CHINA -- 0.5%
     Beijing Petrochemical, ADR*       33,060          211
     Shandong Huaneng Power, ADR       80,500          387
                                                  --------
                                                       598
                                                  --------
   ESTONIA -- 0.2%
     AS Eesti Telekom, GDR*            14,020          298
                                                  --------
   GERMANY -- 0.8%
     Dyckerhoff                        15,850          484
     KSB Vorzug*                        4,711          457
                                                  --------
                                                       941
                                                  --------
   HONG KONG -- 3.0%
     First Pacific, ADR               209,110          719
     Guoco                            214,000          554
     Harbour Ring International     1,200,000           88
     Mandarin Oriental International   98,660          646
     Oriental Press*                1,642,000          464
     Sing Tao                       2,156,000          554
     South China Morning, ADR         148,390          648
                                                  --------
                                                     3,673
                                                  --------
The accompanying notes are an integral part of the financial statements.

                                                                              41
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

SCHEDULE OF INVESTMENTS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)
-------------------------------------------------------------
Description                            Shares    Value (000)
-------------------------------------------------------------
   FOREIGN COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   IRELAND -- 0.5%
     Greencore Group                  226,750     $    608
                                                  --------
   ITALY -- 0.3%
     Ansaldo Trasporti*               324,170          381
                                                  --------
   JAPAN -- 3.6%
     Akita Bank                        54,000          214
     Bank of Iwate                     14,800          502
     Chofu Seisakusho                  43,000          565
     Daicel Chemical                   88,000          312
     Fuji Oil                          78,000          514
     Higo Bank                        132,000          495
     Osaka Steel                      102,800          413
     Takisha                           72,000          503
     Yamanashi Chuo Bank               54,000          206
     Yokogawa Bridge                  212,000          612
                                                  --------
                                                     4,336
                                                  --------
   NETHERLANDS -- 1.3%
     Ahrend*                           32,750          416
     Hollandsche Beton Groep*          50,392          513
     Hunter Douglas*                   19,640          467
     Internatio-Muller*                15,350          267
                                                  --------
                                                     1,663
                                                  --------
   PHILIPPINES -- 0.5%
     JG Summit Holding              3,863,000          353
     RFM                            2,767,567          239
                                                  --------
                                                       592
                                                  --------
   SINGAPORE -- 0.4%
     Time Publishing                  224,000          453
                                                  --------
   SPAIN -- 0.3%
     Construcciones y Auxiliar
       Ferrocariles*                   19,260          371
                                                  --------
   SWITZERLAND -- 1.1%
     Barry Callebaut                    1,510          223
     Daetwyler*                           496          692
     Edipresse*                           721          370
                                                  --------
                                                     1,285
                                                  --------
--------------------------------------------------------------
   Description                  Shares/Par (000) Value (000)
--------------------------------------------------------------
   FOREIGN COMMON STOCKS (CONTINUED)
--------------------------------------------------------------
   UNITED KINGDOM -- 2.1%
     Coats Viyella, ADR               207,350     $    434
     Elementis                        299,225          396
     Hazlewood Foods                  376,220          495
     Heywood Williams                 179,460          698
     Somerfield*                      158,080          183
     United Biscuits*                  75,360          324
                                                  --------
                                                     2,530
                                                  --------
     TOTAL FOREIGN COMMON STOCKS
       (Cost $22,473)                               24,153
                                                  --------
--------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 8.8%
--------------------------------------------------------------
     Deutsche Bank Securities, Inc.,
       5.650%, dated 01/31/00, matures
       02/01/00, repurchase price
       $3,115,155 (collateralized by
       U.S. Treasury Note, par value
       $3,125,000, 5.625%, 04/30/00,
       market value $3,167,719)        $3,105        3,105
     Lehman Brothers, Inc. (B) (C)
       5.893%, dated 01/31/00, matures
       02/01/00, repurchase price
       $7,573,039 (collateralized by
       various corporate obligations,
       par value $8,378,218,
       0.000%-0.001%, 10/25/23-11/28/31;
       market value $7,950,331)         7,572        7,572
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $10,677)                               10,677
                                                  --------
   TOTAL INVESTMENTS -- 90%
     (Cost $91,210)                                109,591
                                                  --------
----------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS
    ON LOAN AT JANUARY 31, 2000. (SEE FOOTNOTE 2). THE
    TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000
    WAS $7,233,831.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITORY RECEIPT

The accompanying notes are an integral part of the financial statements.

42
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INTERNATIONAL EQUITY FUND
-------------------------------------------------------------
Description                           Shares      Value (000)
-------------------------------------------------------------
   FOREIGN COMMON STOCKS -- 97.1%
-------------------------------------------------------------
   AUSTRALIA -- 3.0%
     Brambles Industries                8,800      $   208
     Broken Hill Proprietary           28,000          334
     Cable and Wireless Optus*         65,000          232
     Commonwealth Bank of Australia    23,500          390
     Fosters Brewing Group            120,000          308
     National Australia Bank (A)       15,000          208
     News Corporation                  32,000          376
     Pasminco Limited*                232,000          216
     Rio Tinto                         22,000          390
     Southcorp Holdings                57,000          200
     Telstra                           72,200          358
     Westfield Holdings                33,000          187
                                                   -------
                                                     3,407
                                                   -------
   BELGIUM -- 0.6%
     Fortis, Cl B*                     23,797          665
                                                   -------
   DENMARK -- 0.7%
     ISS International Service System,
     Cl B*                              3,800          271
     Tele Danmark, Cl B*                6,562          465
                                                   -------
                                                       736
                                                   -------
   FINLAND -- 1.4%
     Nokia Oyj, Cl A*                   8,824        1,587
                                                   -------
   FRANCE -- 11.4%
     Accor*                            16,000          652
     Air Liquide* (A)                   4,399          671
     Alcatel Alsthom                    4,070          806
     Aventis* (A)                      15,477          812
     Cap Gemini*                        1,870          394
     Carrefour Supermarche*             3,754          593
     Groupe Danone*                     2,680          572
     Hachette Filipacchi Media*         5,520          381
     Lafarge                            6,300          553
     Louis Vuitton-Moet Hennessy        1,600          638
     Peugeot*                           4,050          848
     Pinault-Printemps-Redoute*         3,400          673
     Rhodia* (A)                       20,730          440
     Stmicroelectronics, ADR*           7,778        1,310
     Television Francaise*              1,273          674
     Total, Ser B (A)                  11,042        1,363
     Vivendi* (A)                      16,088        1,639
                                                   -------
                                                    13,019
                                                   -------
-------------------------------------------------------------
Description                           Shares     Value (000)
-------------------------------------------------------------
   FOREIGN COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   GERMANY -- 9.3%
     Allianz                            3,806      $ 1,244
     BASF*                             23,120          984
     Bayerische Vereinsbank*           11,300          671
     Deutsche Bank*                    12,186          910
     Deutsche Telekom*                 24,090        1,599
     Dresdner Bank*                    16,072          769
     Lufthansa*                        21,860          455
     Mannesmann*                        7,697        2,072
     SAP*                               1,210          920
     Veba* (A)                         25,317        1,056
                                                   -------
                                                    10,680
                                                   -------
   HONG KONG -- 3.0%
     Cable & Wireless                 189,000          459
     Cheung Kong Holdings              51,000          644
     China Telecom (Hong Kong)*        60,000          371
     Citic Pacific Limited             28,000          119
     Hang Seng Bank                    19,800          193
     HSBC Holdings                     22,600          268
     Hutchison Whampoa                 60,000          864
     Johnson Electric Holdings         36,000          231
     Sun Hung Kai Properties           35,000          325
                                                   -------
                                                     3,474
                                                   -------
   IRELAND -- 0.4%
     Bank of Ireland                   80,100          514
                                                   -------
   ITALY -- 6.2%
     Autogrill (A)                     58,648          592
     Banca Di Roma* (A)               330,000          355
     Banca Nazionale Lavoro*          165,000          527
     ENI*                             125,136          588
     Italcementi*                      65,228          685
     Mediolanium*                      89,591          999
     Saipem*                          230,000          779
     San Paolo-IMI* (A)                90,454        1,072
     Seat-Pagine Gialle*              450,000          775
     Telecom Italia Mobile*           189,044          747
                                                   -------
                                                     7,119
                                                   -------
   JAPAN -- 28.0%
     Asahi Bank                       175,000          978
     Bridgestone                       25,000          527
     Canon                             18,000          736
     Fujitsu (A)                       49,000        1,811
     Fujitsu Support & Service          3,000        1,212
     Hitachi                           47,000          666

The accompanying notes are an integral part of the financial statements.

                                                                              43
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONTINUED)
-------------------------------------------------------------
Description                            Shares     Value (000)
-------------------------------------------------------------
   FOREIGN COMMON STOCKS (CONTINUED)
-------------------------------------------------------------
   JAPAN -- (CONTINUED)
     Honda Motor                       19,000     $    607
     Ito-Yokado                         6,000          546
     Japan Tobacco                         70          579
     Kao                               38,000        1,037
     Kirin Brewery                     54,000          666
     Minebea* (A)                      58,000          802
     Mitsubishi Chemical* (A)         123,000          492
     Mitsukoshi* (A)                  200,000          743
     Nintendo*                          2,200          405
     Nippon Express (A)               100,000          702
     Nippon Paper Industries (A)      107,000          737
     Nippon Telegraph & Telephone         199        3,002
     NTT Data                             100        1,872
     NTT Mobile Communication Network*     63        2,135
     Osaka Gas (A)                    148,000          365
     Rohm Company                       7,000        2,307
     Sony                               9,800        2,460
     Takeda Chemical                   36,000        1,944
     Tokio Marine & Fire
       Insurance* (A)                  56,000          580
     Tokyo Electronics                 15,000        2,082
     Toyota Motor                      42,000        1,834
     World Company                      3,000          335
                                                  --------
                                                    32,162
                                                  --------
   NETHERLANDS -- 3.3%
     Heineken                          12,310          634
     ING Groep                         26,374        1,320
     Philips Electronics                8,330        1,216
     VNU                               12,500          658
                                                  --------
                                                     3,828
                                                  --------
   PORTUGAL -- 1.2%
     Banco Pinto & Sotto Mayor*        24,563          573
     Portugal Telecom*                 64,955          769
                                                  --------
                                                     1,342
                                                  --------
   SINGAPORE -- 1.2%
     City Developments*                19,000           95
     DBS Group Holdings                21,119          283
     Natsteel Electronics*             11,500           56
     Overseas Chinese Banking          20,150          172
     Overseas Union Bank               25,982          134
     Singapore International
       Airlines-F                      15,000          157
     Singapore Press Holdings           7,038          138
     Singapore Telecommunications     100,000          166
     St. Assembly Test Services*       25,000          115
     Venture Manufacturing              3,000           41
                                                  --------
                                                     1,357
                                                  --------
-------------------------------------------------------------
Description                           Shares      Value (000)
-------------------------------------------------------------
   FOREIGN COMMON STOCKS (CONCLUDED)
-------------------------------------------------------------
  SPAIN -- 2.8%
     Banco Santander Central Hispano   64,780     $    633
     Endesa                            30,510          560
     Grupo Dragados                   103,854          823
     Telefonica de Espana*             48,813        1,227
                                                  --------
                                                     3,243
                                                  --------
   SWEDEN -- 2.3%
     Electrolux, Ser B*                34,489          730
     Ericsson, Cl B*                   20,330        1,427
     Nordbanken Holding AB*            91,270          505
                                                  --------
                                                     2,662
                                                  --------
   SWITZERLAND -- 5.2%
     Nestle SA, Reg*                      755        1,234
     Novartis, Reg*                       860        1,054
     Roche Holdings*                       80          860
     Schindler Holding*                   420          652
     UBS AG, Reg*                       4,678        1,087
     Zurich Allied, Reg*                2,421        1,121
                                                  --------
                                                     6,008
                                                  --------
   UNITED KINGDOM -- 17.1%
     AstraZeneca Group                 26,054          956
     Bank of Scotland                  49,970          500
     Barclays                          23,741          573
     BP Amoco                         193,444        1,700
     British Aerospace                132,380          710
     British Telecom                   72,995        1,393
     Cable & Wireless                  36,505          741
     Carlton Communications            50,710          483
     CGU                               30,000          397
     Glaxo Wellcome                    55,451        1,420
     Hanson                           112,000          811
     HSBC Holdings                     69,330          810
     Invensys                         296,600        1,466
     Kingfisher                        89,430          684
     Marconi                           57,000          834
     National Westminster Bank         25,944          498
     Prudential                        48,560          896
     Reed International               154,000        1,240
     Shell Transportation & Trading   150,899        1,086
     SmithKline Beecham                38,681          462
     Tesco                            244,703          645
     Vodafone Group                   231,293        1,264
                                                  --------
                                                    19,569
                                                  --------
     TOTAL FOREIGN COMMON STOCKS
       (Cost $88,760)                             $111,372
                                                  --------

The accompanying notes are an integral part of the financial statements.

44
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONCLUDED)
--------------------------------------------------------------
Description                          Par (000)   Value (000)
--------------------------------------------------------------
   COMMERCIAL PAPER -- 2.2%
--------------------------------------------------------------
     Centerior Fuel (B)
       5.731%, 02/01/00                $2,500     $  2,495
                                                  --------
     TOTAL COMMERCIAL PAPER
       (Cost $2,495)                                 2,495
                                                  --------
--------------------------------------------------------------
   CORPORATE BONDS -- 2.2%
--------------------------------------------------------------
     Merrill Lynch & Co., MTN (B) (C)
       6.083%, 02/28/00                 2,500        2,500
                                                  --------
     TOTAL CORPORATE BONDS
       (Cost $2,500)                                 2,500
                                                  --------
--------------------------------------------------------------
   CASH EQUIVALENTS -- 1.4%
--------------------------------------------------------------
     SEI Daily Income Money Market        600          600
     SEI Prime Obligation               1,000        1,000
                                                  --------
     TOTAL CASH EQUIVALENTS
       (Cost $1,600)                                 1,600
                                                  --------
--------------------------------------------------------------
   REPURCHASE AGREEMENT -- 5.4%
--------------------------------------------------------------
     HSBC Securities, Inc. (B) (C)
       5.910%, dated 01/31/00, matures
       02/01/00, repurchase price
       $6,246,549 (collateralized by
       various U.S. Government
       obligations, par value $8,271,905,
       0.000%-0.001%, 05/15/01-09/15/14;
       market value $6,370,603)        $6,246        6,246
                                                  --------
     TOTAL REPURCHASE AGREEMENT
       (Cost $6,246)                                 6,246
                                                  --------
   TOTAL INVESTMENTS -- 108.3%
     (Cost $101,601)                               124,213
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
      LOANED -- (9.8%)                             (11,241)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET-- 1.5%          1,713
                                                  --------
--------------------------------------------------------------
Description                                       Value (000)
--------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization-- no par value) based on
       2,599,603 outstanding shares
       of beneficial interest                     $ 86,941
     Fund Shares Retail Class A (unlimited
       authorization-- no par value) based on
       12,977 outstanding shares
       of beneficial interest                          570
     Fund Shares Retail Class B (unlimited
       authorization -- no par value) based on
       8,270 outstanding shares of beneficial
       interest                                        372
     Fund Shares Retail Class C (unlimited
       authorization -- no par value) based on
       26 outstanding shares of beneficial interest      1
     Distribution in excess of net investment income  (287)
     Accumulated net realized gain on investments     4,491
     Net unrealized depreciation on forward foreign
       currency contracts, foreign currency and
       translation of other assets and liabilities
       in foreign currency                             (15)
     Net unrealized appreciation on investments     22,612
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $114,685
                                                  ========
    NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS             $43.76
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A              $43.75
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($43.75 / 94.5%)                $46.30
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B              $43.72
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS C              $43.72
                                                  ========

----------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2000. (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000 WAS $10,536,534.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM
    SECURITIES LENDING.
(C) FLOATING RATE SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
F -- FOREIGN
MTN -- MEDIUM TERM NOTE
REG -- REGISTERED
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

                                                                              45
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- 98.4%
------------------------------------------------------------
     Alameda County, Santa Rita Jail
       Project, COP, MBIA Insured
       5.250%, 12/01/04                $  500     $    514
     Anaheim Public Financing Authority,
       Electric Utility Projects, RB,
       MBIA Insured,
       Callable 04/01/03 @ 102,
       5.500%, 10/01/10                 1,750        1,774
     Anaheim, Water, RB,
       Callable 03/03/00 @ 100
       5.750%, 04/01/04                   250          250
     Atascadero, School District,
       Measure B
       Capital Projects, Ser A, COP, MBIA
       Insured, Callable 08/01/06 @ 102
       5.200%, 08/01/08                 1,000        1,016
     Bakersfield, Convention Center
       Expansion
       Project, COP, MBIA Insured
       5.300%, 04/01/06                   500          513
     Berkeley, School District, Ser D, GO,
       FGIC Insured
       8.250%, 08/01/04                   295          337
       8.250%, 08/01/05                   345          402
     Calleguas, Municipal Water District,
       Systems Improvement Project,
       COP, AMBAC Insured,
       Pre-refunded 07/01/01 @ 102
       6.250%, 07/01/05                 1,000        1,046
     Central Coast, Water Authority,
       Ser A, RB, AMBAC Insured,
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                 2,000        2,017
     Coachella Valley, Water District
       Improvement, Flood Control
       Project, COP, AMBAC Insured
       4.500%, 10/01/06                 1,045        1,025
     Coast Community College,
       Coastline Community College
       Center Project, COP,
       MBIA Insured,
       Callable 02/01/06 @102
       5.200%, 02/01/08                   500          507
       5.500%, 02/01/11                   640          650
-----------------------------------------------------------
Description                         Par (000)   Value (000)
-----------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------
     Contra Costa, Merrithew Memorial
       Hospital Project, COP, MBIA
       Insured, Callable 11/01/07 @ 102
       5.200%, 11/01/09               $ 2,000     $  2,012
       5.500%, 11/01/12                 2,160        2,173
     Contra Costa, Transportation
       Authority, Sales Tax,
       Ser A, RB, FGIC Insured
       5.500%, 03/01/03                 1,220        1,255
       6.000%, 03/01/09                 1,000        1,067
     Contra Costa, Transportation
       Authority, Sales Tax,
       Ser A, RB, ETM, FGIC Insured
       6.875%, 03/01/07                   500          534
     Contra Costa, Transportation
       Authority,
       Sales Tax, Ser A, RB, FGIC
       Insured, Callable 03/01/05 @ 100
       5.300%, 03/01/06                   600          613
     Contra Costa Water District,
       Ser G, RB, MBIA Insured,
       Callable 10/01/04 @ 102
       5.700%, 10/01/06                 2,500        2,634
     Cupertino, Ser A, COP,
       Callable 01/01/03 @ 102
       5.500%, 01/01/05                   500          515
     Desert Sands, School District, COP,
       FSA Insured,
       Callable 03/01/05 @ 102,
       5.400%, 03/01/08                   660          676
       5.500%, 03/01/09                   565          579
     Downey, Civic Center Project, COP,
       MBIA Insured
       5.300%, 02/01/06                   600          616
     East Bay, Municipal Utility District,
       Wastewater Treatment System,
       RB, FGIC Insured
       6.000%, 06/01/06                   750          799
     East Bay, Regal Park District, Ser C,
       GO, FGIC Insured
       6.500%, 09/01/01                   685          708
     Eastern Municipal Water District,
       Water Treatment Plant, COP,
       FGIC Insured
       5.000%, 07/01/04                 1,000        1,016

The accompanying notes are an integral part of the financial statements.

46
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     Eastern Municipal Water District,
       COP, Pre-refunded 11/01/02 @100
       6.900%, 11/01/03                $1,755     $  1,865
     Educational Facilities Authority,
       Pooled College & University
       Project, Ser C, RB, MBIA Insured
       5.000%, 03/01/05                   560          568
       5.000%, 03/01/06                   655          662
     Escondido, High School District,
       GO, ETM, MBIA Insured
       5.200%, 11/01/06                 1,000        1,024
       5.600%, 11/01/09                 1,000        1,038
     Gilroy, School District, COP,
       FSA Insured,
       Callable 09/01/04 @ 102
       5.750%, 09/01/05                 1,235        1,298
     Glendale, School District,
       Ser A, GO, FGIC Insured
       5.500%, 09/01/05                   600          623
     Glendale, School District,
       Ser B, GO, FSA Insured,
       Callable 09/01/08 @ 101
       4.625%, 09/01/09                   670          647
     Hawthorne, School District,
       Ser A, GO, FGIC Insured
       4.650%, 11/01/06                 1,000          995
     Health Facilities Finance
       Authority, Catholic Health Care
       West, Ser A, RB, AMBAC Insured,
       Callable 07/01/05 @ 102
       5.750%, 07/01/07                   925          972
     Hollister, Community Devolopment
       Project, TA, AMBAC Insured,
       Callable 10/01/07 @102
       5.000%, 10/01/08                   740          739
     Industry, GO, FGIC Insured,
       Callable 07/01/05 @100.625
       5.500%, 07/01/10                   670          683
     Joshua Basin, Desert Financing
       Authority, RB, AMBAC Insured
       4.800%, 05/01/08                   445          442
       4.900%, 05/01/09                   465          461
     Las Virgenes, School District,
       GO, Ser A, MBIA Insured
       5.000%, 11/01/05                 1,000        1,011

------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
    CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     Los Angeles, GO, FGIC Insured,
       Pre-refunded 09/01/03 @ 101
       5.400%, 09/01/06                $  300     $    311
     Los Angeles, GO, Ser A, FGIC
       Insured, Pre-refunded
       09/01/03 @101
       5.800%, 09/01/09                 1,000        1,049
     Los Angeles, GO, Ser A, MBIA Insured
       5.500%, 09/01/04                   700          725
     Los Angeles, School District, Ser A,
       GO, FGIC Insured
       6.000%, 07/01/07                 1,300        1,391
       6.000%, 07/01/10                   750          800
       6.000%, 07/01/11                 1,110        1,181
     Los Angeles, County Public Works
       Financing Authority, Regional
       Park & Open Space District,
       Ser A, RB 6.000%, 10/01/03         900          945
       5.250%, 10/01/05                 1,700        1,747
     Los Angeles, County Public Works
       Financing Authority, Regional
       Park & Open Space District,
       Ser A, RB,
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                 3,000        3,113
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured,
       Callable 05/15/05 @ 101
       5.500%, 05/15/08                 1,000        1,031
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       6.000%, 05/15/05                 1,000        1,060
     Los Angeles, Department of Airports,
       Ser B, RB, FGIC Insured
       6.500%, 05/15/04                 1,840        1,971
     Los Angeles, Department of
       Water & Power, RB, Cross-Over
       Refunded 04/01/01 @102
       6.750%, 04/01/06                 1,460        1,522
     Los Angeles, Wastewater Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                 1,000        1,023
     Merced County, Construction &
       Equipment Project, CSAC Lease,
       COP, FSA Insured,
       Callable 10/01/02 @ 101
       6.000%, 10/01/05                   610          636

The accompanying notes are an integral part of the financial statements.

                                                                              47
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     Merced County, Construction &
       Equipment Project, CSAC Lease,
       ETM. COP, FSA Insured
       6.000%, 10/01/05                $  640       $  670
     Metropolitan Water District
       of Southern California,
       Waterworks, RB,
       Callable 07/01/02 @ 102
       5.400%, 07/01/04                 1,000        1,031
     Metropolitan Water District
       of Southern California,
       Waterworks, Ser B, RB,
       MBIA Insured, Callable
       07/01/06 @ 102
       5.250%, 07/01/07                 1,820        1,863
     Metropolitan Water
       District of Southern
       California, Waterworks,
       Ser C, RB,
       Callable 01/01/07 @102
       6.000%, 07/01/07                 1,900        2,033
     Milpitas Redevelopment Agency,
       Redevelopment Project Area # 1,
       TA, RB, MBIA Insured
       4.600%, 01/15/06                 1,040        1,032
     Modesto, Community Center
       Refinancing Project, COP,
       AMBAC Insured,
       Pre-refunded 11/01/01 @ 102
       6.500%, 11/01/07                 1,000        1,055
     Mojave Water Agency,
       Supplemental Water
       Entitlement, COP, MBIA Insured,
       Callable 09/01/07 @ 102
       5.100%, 09/01/08                   500          504
     Mountain View, Los Altos High School
       District, Ser B, GO,
       Callable 05/01/07 @ 102
       5.250%, 05/01/08                   500          509
       5.350%, 05/01/09                   755          770
       5.650%, 05/01/12                   585          597
     Mountain View, Shoreline Regal Park
       Community, Ser A, TA, RB,
       MBIA Insured,
       Callable 08/01/06 @102
       5.400%, 08/01/08                   700          721
       5.600%, 08/01/10                   500          515
     Northern California Power Agency,
       Multiple Capital Facilities,
       Ser A, RB, MBIA
       Insured, Pre-refunded
       08/01/02 @ 102
       6.400%, 08/01/07                 2,500        2,652
     Oak Park, School District, GO,
       MBIA Insured
       5.250%, 05/01/08                 1,015        1,035
------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     Orange County, Municipal Water District,
       Allen-McColloch Pipeline, COP,
       MBIA Insured
       5.500%, 07/01/05                $2,000      $ 2,075
     Orange County, Transportation
       Authority, Sales Tax, 2nd Ser
       A-Measure M, RB, MBIA Insured
       5.500%, 02/15/08                 2,300        2,381
     Orange County, Transportation
       Authority, Sales Tax,
       Measure M, RB
       6.000%, 02/15/07                 1,865        1,989
     Orange County, Transportation
       Authority, Sales Tax, Measure M,
       RB, FGIC Insured
       5.800%, 02/15/05                 1,000        1,049
       6.000%, 02/15/07                 1,345        1,434
     Orange County, Water District,
       Ser A, RB, COP, MBIA Insured,
       Callable 08/15/07 @101
       4.875%, 08/15/10                 2,000        1,943
     Port Oakland, Ser D, RB,
       MBIA Insured
       6.500%, 11/01/03                   500          533
     Redding, Electric System, Ser A,
       RB, COP, MBIA Insured
       6.150%, 07/01/02                 1,000        1,040
     Redwood City, Elementary School
       District, GO, FGIC Insured
       5.500%, 08/01/10                 1,140        1,170
       5.500%, 08/01/14                   500          496
     Riverside, Water, RB,
       Callable 04/01/00 @100.75
       5.750%, 04/01/03                   250          253
     Sacramento, Municipal Utility
       District, Electric, Ser C, RB,
       ETM, FGIC Insured
       5.750%, 11/15/08                   570          580
     Sacramento, Municipal Utility District,
       Electric, Ser C, RB, FGIC Insured,
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                   380          394
     Sacramento, Sanitation District
       Financing Authority, GO
       5.000%, 08/01/03                 1,000        1,016
       5.000%, 08/01/04                   870          884
     Sacramento, County,
       Sanitation District, RB
       5.500%, 12/01/03                 1,000        1,035

        The accompanying notes are an integral part of the financial statements. 48
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     San Bernardino, County Transportation
       Authority, Sales Tax, Ser A, RB,
       ETM, FGIC Insured
       6.000%, 03/01/06                $1,000      $ 1,045
     San Bernardino, County
       Transportation Authority,
       Sales Tax, Ser A, RB,
       MBIA Insured
       6.000%, 03/01/06                 1,735        1,843
       6.250%, 03/01/10                 2,000        2,168
     San Bernardino, County
         Transportation
       Authority, Sales Tax, Ser A, RB,
       FSA Insured
       5.250%, 03/01/07                 2,000        2,045
     San Bernardino, Municipal Water
       Department, RB, COP, FGIC Insured
       4.500%, 02/01/09                   875          827
     San Diego County, Regional
       Transportation Commission,
       Sales Tax, Second Ser A, RB
       FGIC Insured
       5.250%, 04/01/06                 2,100        2,150
     San Diego County, Regional
       Transportation Commission,
       Sales Tax, Ser A, RB
       AMBAC Insured
       6.000%, 04/01/06                 3,000        3,191
     San Diego County, Water Authority,
       Ser A, RB, COP
       5.000%, 05/01/04                 2,445        2,482
     San Diego County, Water Authority,
       Ser A, RB, COP, Pre-refunded
       05/01/01 @ 102
       6.400%, 05/01/08                 2,000        2,093
     San Diego County, Regional
       Transportation Commission,
       Sales Tax, Ser A, RB AMBAC
       Insured, Callable 04/01/06 @ 102
       5.000%, 04/01/08                 1,995        2,000
     San Diego-MTDB, Lease Revenue, RB,
       Callable 09/01/04 @ 102,
       5.500%, 09/01/07                   450          463
     San Diego, Water Utility System,
       COP, RB, FGIC Insured
       4.400%, 08/01/08                 1,000          950
     San Diego, Public Facility
       Financing Authority,
       Sewer, RB, FGIC Insured
       6.000%, 05/15/06                 2,800        2,982
       6.000%, 05/15/07                 2,000        2,138

------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     San Francisco, City & County Airport,
       Community International Airport, 2nd
       Ser, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                $1,000       $  923
     San Francisco, Bay Area Rapid
       Transit, Sales Tax, RB,
       FGIC Insured
       5.500%, 07/01/05                 2,200        2,283
     San Francisco, Bay Area Rapid
       Transit, Sales Tax, RB,
       FGIC Insured, Pre-Refunded
       07/01/01 @ 102
       6.500%, 07/01/07                 2,000        2,100
     San Francisco, New Public Housing
       Authority, RB, Callable
       08/01/00 @102
       5.000%, 08/01/03                   350          355
     San Joaquin County, Capital
       Facilities Project, COP,
       MBIA Insured
       4.625%, 11/15/05                 1,035        1,034
       4.800%, 11/15/07                 1,000          999
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, MBIA Insured
       6.000%, 08/01/06                 1,000        1,066
       6.000%, 08/01/07                 1,625        1,739
       6.000%, 08/01/08                 2,000        2,143
       6.000%, 08/01/09                 1,500        1,605
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, AMBAC Insured,
       Callable 08/01/08 @102
       5.000%, 08/01/09                 1,500        1,493
     San Jose, School District,
       Ser B, GO, MBIA Insured,
       Callable 08/01/08 @ 102
       4.000%, 08/01/09                   800          722
     San Juan, School District, GO,
       FSA Insured
       5.250%, 08/01/08                   500          509
     San Mateo, County Transportation
       District, Sales Tax, Ser A, RB,
       MBIA Insured
       5.250%, 06/01/16                 2,000        1,873
     Santa Anna, Community Redevelopment
       Agency, Mainplace Project,
       Ser E, TA, ETM
       6.400%, 12/15/10                   740          747

The accompanying notes are an integral part of the financial statements.
                                                                              49
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED) CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------
     Santa Barbara County, Transportation
       Authority, Sales Tax, RB,
       FGIC Insured,
       Callable 4/01/04 @ 101
       5.000%, 04/01/07                $1,000      $ 1,006
     Santa Clara, Financing Authority
       Lease, Ser A, RB, AMBAC Insured
       4.600%, 11/15/06                 1,350        1,338
     Santa Clara, Electric, Ser A, RB,
       MBIA Insured, Pre-refunded
       07/01/01 @ 102
       6.000%, 07/01/05                 1,000        1,044
     Santa Cruz County, Public
       Financing Authority,
       Ser A, TA, RB, MBIA Insured,
       Callable 09/01/03 @ 102
       5.100%, 09/01/05                   500          510
     Saratoga School District, Ser A,
       GO, FGIC Insured,
       Pre-refunded 09/01/07 @ 102
       4.800%, 09/01/08                   825          830
     South Orange County, Public Financing
       Authority, Foothill Area, Ser C, RB,
       FGIC Insured
       7.500%, 08/15/07                 1,000        1,158
     Southern California, Public Power
       Authority, Ser B, RB,
       AMBAC Insured,
       Callable 07/01/02 @ 102
       5.900%, 07/01/04                 1,000        1,048
     State, GO
       7.000%, 08/01/02                 1,500        1,588
       6.000%, 10/01/05                 1,300        1,380
       6.500%, 09/01/06                 1,000        1,094
       6.250%, 04/01/08                 1,000        1,077
       5.000%, 10/01/08                 1,000        1,002
     State Department of Water, Central
       Valley Project, Ser J-2, RB
       6.000%, 12/01/06                 1,400        1,498
     State Department of Water, Central
       Valley Project, Ser Q, RB
       6.000%, 12/01/07                 1,500        1,609
     State Public Works Board,
       Various University of California
       Projects, Ser A, RB, Pre-refunded
       12/01/02 @ 102
       6.600%, 12/01/22                   800          859

------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------

     State Public Works Board,
       Various University of California
       Projects, Ser A, RB, AMBAC
       Insured, Callable 12/01/07 @ 102
       5.100%, 12/01/10                $1,000     $    995
     State Public Works Board,
       Department of Corrections-Del
       Norte, Ser C, RB
       4.750%, 12/01/05                   500          499
     Tulare County, Capital Improvement
       Project, Ser A, COP, MBIA Insured
       5.250%, 02/15/05                 1,000        1,025
       5.375%, 02/15/06                   500          515
     Turlock, Irrigation District, RB,
       Ser A, MBIA Insured
       6.000%, 01/01/07                 1,000        1,065
       6.000%, 01/01/08                   625          666
     University of California,
       Multiple Purpose Projects, Ser B,
       RB, MBIA Insured,
       Callable 09/01/03 @ 102
       4.800%, 09/01/07                 1,500        1,498
     University of California,
       UCLA Center, COP,
       RB, Callable 11/01/03 @ 102
       5.000%, 11/01/04                 1,000        1,015
     Upland, Community Redevelopment
       Agency, Merge Redevelopment
       Project, TA, RB,
       AMBAC Insured, Callable
       09/01/08 @ 102
       4.200%, 09/01/09                   860          789
     West Basin, Municipal Water District,
       Ser A, COP, AMBAC Insured,
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                   425          426
     West Hollywood, COP, MBIA Insured,
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                   665          640
                                                  --------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $161,436)                             162,182
                                                  --------

        The accompanying notes are an integral part of the financial statements.

50
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)
------------------------------------------------------------
Description                  Shares/Par (000)    Value (000)
------------------------------------------------------------
   CASH EQUIVALENT -- 0.4%
------------------------------------------------------------
     Provident California Tax Free
        Money Market                     $608     $    608
                                                  --------
     TOTAL CASH EQUIVALENT
       (Cost $608)                                     608
                                                  --------
   TOTAL INVESTMENTS -- 98.8%
     (Cost $162,044)                               162,790
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET-- 1.2%          2,044
                                                  --------

------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization-- no par value) based on
       14,460,650 outstanding shares
       of beneficial interest                    $ 139,766
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value) based on
       2,451,032 outstanding shares of
       beneficial interest 24,239
     Fund Shares of Retail Class B (unlimited
       authorization -- no par value) based on
       13,971 outstanding shares of beneficial
       interest                                        136
     Undistributed net investment income               149
     Accumulated net realized loss on investments     (202)
     Net unrealized appreciation on investments        746
                                                  --------
   TOTAL NET ASSETS-- 100.0%                      $164,834
                                                  ========

------------------------------------------------------------
Description                                         Value
------------------------------------------------------------
   NET ASSETS: (CONTINUE)
------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS              $9.74
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- RETAIL CLASS A                $9.71
                                                  ========

   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($9.71 / 95.75%)                $10.14
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B               $9.73
                                                  ========

--------------------------------------------------------------------------------
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATIION

The accompanying notes are an integral part of the financial statements.
                                                                              51
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BOND FUND

------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 12.1%
------------------------------------------------------------
     U.S. Treasury Bond (A)
      10.375%, 11/15/12               $ 3,000     $  3,623
       7.250%, 05/15/16                 9,850       10,344
       8.125%, 08/15/19                12,500       14,386
       8.750%, 08/15/20                 4,860        5,953
       7.250%, 08/15/22                 1,500        1,602
       7.125%, 02/15/23                 2,800        2,950
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $39,187)                               38,858
                                                  --------
------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 35.1%
------------------------------------------------------------
     FHLMC
       7.000%, 02/20/18                   490          489
       6.250%, 01/15/24                 2,000        1,814
     FNMA
       6.200%, 09/25/02                 2,000        1,961
       6.500%, 08/15/04 (A)             6,000        5,842
       6.850%, 09/12/05                 2,000        1,922
       6.700%, 11/10/05                 1,000          955
       6.500%, 03/25/13                 1,500        1,438
       6.500%, 03/01/24                   945          877
       8.000%, 08/01/24                    71           71
       8.000%, 09/01/24                    21           21
       8.000%, 10/01/24                    93           93
       8.500%, 05/01/25                   410          417
       6.500%, 01/01/26                   709          658
       6.500%, 05/01/26                   629          584
       8.000%, 07/01/26                   683          681
       7.500%, 12/01/26                 7,537        7,353
       6.000%, 12/01/27                 1,754        1,578
       6.500%, 01/01/28                   890          825
       6.500%, 02/01/28                 1,337        1,240
       6.500%, 03/01/28                 1,650        1,531
       6.500%, 04/01/28                 4,551        4,222
       6.000%, 07/01/28                 7,743        6,985
       6.000%, 08/01/28                   970          875
       6.000%, 10/01/28                 4,765        4,294
       6.000%, 12/01/28                31,721       28,538
       6.500%, 01/01/29                13,811       12,814
       6.500%, 07/01/29                 6,415        5,952
     GNMA
       8.000%, 04/15/17                   233          233
       8.000%, 05/15/17                    90           90

------------------------------------------------------------
Description                         Par (000)    Value (000)
------------------------------------------------------------
    U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
------------------------------------------------------------
     GNMA (continued)
       6.500%, 06/15/23                $1,808      $ 1,669
       6.500%, 12/15/23                 1,009          932
       6.500%, 01/15/24                   416          384
       7.000%, 01/15/24                   527          502
       7.500%, 01/15/24                   719          719
       6.500%, 02/15/24                   671          619
       7.500%, 02/15/24                   769          749
       7.000%, 04/15/24                 1,077        1,024
       7.500%, 09/15/25                   468          456
       6.500%, 10/15/25                   759          701
       6.500%, 04/15/26                 1,580        1,460
       8.000%, 11/15/26                 4,407        4,395
       7.500%, 02/15/27                   577          562
       7.500%, 06/15/27                   330          321
       7.500%, 07/15/27                   950          926
       7.500%, 08/15/27                   761          743
       6.000%, 09/15/28                 2,979        2,662
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $120,412)                             113,177
                                                  --------
------------------------------------------------------------
   SUPRA-NATIONAL -- 1.5%
------------------------------------------------------------
     Asian Development Bank
       5.750%, 05/19/03                 5,000        4,781
                                                  --------
     TOTAL SUPRA-NATIONAL
       (Cost $4,970)                                 4,781
                                                  --------

------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 40.6%
------------------------------------------------------------
   AEROSPACE & DEFENSE -- 1.1%
     Lockheed Martin
       7.700%, 06/15/08                 1,500        1,432
     Raytheon
       6.150%, 11/01/08                 2,500        2,172
                                                  --------
                                                     3,604
                                                  --------
   AUTOMOTIVE -- 3.8%
     Ford Motor Credit
       6.500%, 02/28/02                 6,500        6,394
       7.750%, 11/15/02                 1,000        1,009
     General Motors Acceptance, MTN
       5.350%, 12/07/01                 5,000        4,831
                                                  --------
                                                    12,234
                                                  --------

        The accompanying notes are an integral part of the financial statements. 52
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BOND FUND (CONTINUED)
------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
   BANKS -- 3.5%
     BankBoston, N.A.
       8.375%, 12/15/02                $1,250      $ 1,270
     Golden West Financial (A)
       6.700%, 07/01/02                 4,500        4,404
     Mercantile Bancorp
       7.050%, 06/15/04                 1,500        1,453
     U.S. Bancorp
       6.875%, 09/15/07                 4,500        4,241
                                                  --------
                                                    11,368
                                                  --------
   BEAUTY PRODUCTS -- 0.2%
     Procter & Gamble
       8.500%, 08/10/09                   500          533
                                                  --------
   BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 1.4%
     Continental Cablevision
       9.500%, 08/01/13                 4,000        4,370
                                                  --------
   COMPUTERS & SERVICES -- 1.4%
     IBM
       6.500%, 01/15/28                 5,000        4,387
                                                  --------
   ELECTRICAL UTILITIES -- 3.2%
     Cleveland Electric
       7.670%, 07/01/04                 5,900        5,789
     Nevada Power
       6.200%, 04/15/04                 5,000        4,662
                                                  --------
                                                    10,451
                                                  --------
   ENTERTAINMENT -- 0.5%
     Walt Disney
       6.375%, 03/30/01                 1,500        1,489
                                                  --------
   FINANCIAL SERVICES -- 4.0%
     American General Finance
       5.370%, 12/10/01                 2,000        1,933
     Associates Corporation, N.A.
       6.500%, 07/15/02                 1,000          980
       6.000%, 04/15/03                 5,000        4,788
     Merrill Lynch, MTN
       6.330%, 08/25/00                 3,000        2,993

------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
     Morgan Stanley Dean Witter
       6.125%, 10/01/03                $1,300     $  1,243
     Salomon Brothers
       7.300%, 05/15/02                 1,000          998
                                                  --------
                                                    12,935
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 2.0%
     J Seagram & Sons
       6.400%, 12/15/03                 6,000        5,723
     Philip Morris
       7.750%, 01/15/27                 1,000          890
                                                     -----
                                                     6,613
                                                     -----
   FOREIGN GOVERNMENTS -- 0.4%
     Hydro Quebec
       8.050%, 07/07/24                 1,125        1,178
                                                     -----
   GAS/NATURAL GAS -- 1.3%
     KN Energy
       7.250%, 03/01/28                 4,600        4,180
                                                     -----
   INSURANCE -- 3.1%
     Conseco
       9.000%, 10/15/06                 4,000        4,010
     Travelers Property Casualty
       6.750%, 04/15/01                 6,000        5,978
                                                  --------
                                                     9,988
                                                  --------
   MACHINERY -- 0.9%
     Caterpillar Tractor
       6.000%, 05/01/07                 3,360        3,037
                                                  --------
   METALS & MINING -- 0.4%
     Potash
       7.125%, 06/15/07                 1,500        1,406
                                                  --------
   PETROLEUM REFINING -- 0.6%
     Phillips Petroleum
       7.125%, 03/15/28                 2,000        1,790
                                                  --------
   PRINTING & PUBLISHING -- 2.7%
     E.W. Scripps
       6.375%, 10/15/02                 4,000        3,875
     Time Warner
       7.480%, 01/15/08                 5,000        4,881
                                                  --------
                                                     8,756
                                                  --------

The accompanying notes are an integral part of the financial statements.
                                                                              53
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

BOND FUND (CONTINUED)
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
   REPAIR SERVICES -- 1.2%
     Hertz
       6.625%, 05/15/08                $4,000     $  3,720
                                                  --------
   RETAIL -- 6.0%
     JC Penney
       6.000%, 05/01/06                 1,230        1,064
     Kmart
       8.375%, 12/01/04                 5,000        4,831
     Safeway
       5.750%, 11/15/00                 7,000        6,948
     Sears Finance
       7.000%, 06/15/07                 1,500        1,412
     Staples
       7.125%, 08/15/07                 2,500        2,359
     Wal-Mart Stores
       6.375%, 03/01/03                 2,850        2,779
                                                  --------
                                                    19,393
                                                  --------
   TELEPHONES & TELECOMMUNICATION -- 2.9%
     Bell Atlantic
       8.000%, 10/15/29                 2,980        3,025
     Cable and Wireless Communications
       6.625%, 03/06/05                 4,500        4,388
     New England Telephone & Telegraph
       7.875%, 11/15/29                 1,000        1,006
     Worldcom
       6.400%, 08/15/05                 1,000          948
                                                  --------
                                                     9,367
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $136,573)                             130,799
                                                  --------

------------------------------------------------------------
   ASSET BACKED SECURITIES -- 6.8%
------------------------------------------------------------
     American Express Master Trust 1998-1
       5.900%, 04/15/04                 4,000        3,851
     Chase Manhattan Auto Grantor Trust
       6.610%, 09/15/02                   201          201
     Citibank Credit Card Master
       Trust 1997-3 Cl A
       6.839%, 02/10/04                 2,700        2,682

------------------------------------------------------------
Description                          Par (000)   Value (000)
------------------------------------------------------------
   ASSET BACKED SECURITIES  (CONTINUED)
------------------------------------------------------------
     Citibank Credit Card Master
       Trust 1998-3 Cl A
       5.800%, 02/07/05               $ 2,000     $  1,919
     Contimortgage Home Equity Loan
       Trust 1995-2 Cl A4
       8.050%, 07/15/12                   308          301
     Contimortgage Home Equity Loan
       Trust, 1995-3 Cl A4
       7.440%, 09/15/12                   574          573
     EQCC Home Equity Loan
       Trust 1995-2 Cl A4
       7.800%, 12/15/10                 1,089        1,088
     EQCC Home Equity Loan
       Trust 1996-3 Cl A6
       7.400%, 12/15/19                 2,500        2,410
     Green Tree Financial 1995-9 Cl A
       6.800%, 01/15/27                 7,500        7,417
     J.C. Penney Master Credit Card Trust
       9.625%, 06/15/00                 1,500        1,513
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $22,539)                               21,955
                                                  --------

------------------------------------------------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
------------------------------------------------------------
     GE Capital Mortgage Service
       1994-1 Cl A6
       6.500%, 01/25/24                 1,399        1,382
     Residential Funding Mortgage
       1992-S36 Cl A4
       6.750%, 11/25/07                   433          412
                                                  --------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
       (Cost $1,670)                                 1,794
                                                  --------

------------------------------------------------------------
   CORPORATE BONDS -- 7.7%
------------------------------------------------------------
     Amex Centurion (B) (C)
       5.700%, 04/24/00                10,000       10,000
     Bear Stearns, MTN (B) (C)
       6.093%, 01/08/01                10,000       10,000
     First Union National Bank (B) (C)
       6.163%, 11/01/00                 5,000        5,000
                                                  --------
     TOTAL CORPORATE BONDS
       (Cost $25,000)                               25,000
                                                  --------

        The accompanying notes are an integral part of the financial statements. 54
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
BOND FUND (CONCLUDED)

------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 9.2%
------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00,
       matures 02/01/00, repurchase price
       $6,487,167 (collateralized by
       U.S. Treasury Bond, par value
       $5,761,000, 11.625%, 11/15/02;
       market value $6,616,516)       $ 6,486     $  6,486
     HSBC Securities, Inc. (B) (C)
       5.910%, dated 01/31/00, matures
       02/01/00, repurchase price
       $23,196,195 (collateralized by
       various U.S. Government
       obligations, par value $30,717,235,
       0.000%-0.001%, 05/15/01-09/15/14;
       market value $23,656,859)       23,192       23,192
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $29,678)                               29,678
                                                  --------
   TOTAL INVESTMENTS -- 113.5%
     (Cost $380,029)                               366,042
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
     LOANED -- (14.9%)                             (48,192)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET -- 1.4%         4,613
                                                  --------

------------------------------------------------------------
Description                                     Value (000)
------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization-- no par value) based on
       31,555,937 outstanding shares
       of beneficial interest                    $ 335,343
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value) based on
       280,598 outstanding shares of
       beneficial interest                           2,997
     Undistributed net investment income               397
     Accumulated net realized loss on investments   (2,287)
     Net unrealized depreciation on investments    (13,987)
                                                  --------
   TOTAL NET ASSETS-- 100.0%                      $322,463
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS             $10.13
                                                  ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- RETAIL CLASS A               $10.04
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($10.04 / 95.75%)               $10.49
                                                  ========

--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT
    JANUARY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2000 WAS $47,582,139.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE

The accompanying notes are an integral part of the financial statements.

                                                                              55
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 3.3%
------------------------------------------------------------
     U.S. Treasury Notes
       7.250%, 05/15/04 (A)            $6,000     $  6,108
       5.875%, 11/15/05                 2,000        1,917
                                                  --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $8,578)                                 8,025
                                                  --------
------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.3%
------------------------------------------------------------
     FHLMC
       7.000%, 09/01/01                 2,707        2,677
     FNMA
       6.200%, 09/25/02                 1,000          980
       6.500%, 08/15/04 (A)             3,000        2,921
       6.850%, 09/12/05                 2,000        1,922
       6.700%, 11/10/05                 3,750        3,581
       6.500%, 12/01/07                 1,102        1,052
       6.000%, 05/01/09                   605          565
       6.375%, 06/15/09                 3,500        3,274
       6.000%, 09/01/10                 1,183        1,105
       6.000%, 05/01/11                 1,821        1,699
       6.000%, 01/01/12                 1,439        1,344
       6.000%, 03/01/13                 2,512        2,345
       6.500%, 07/01/29                 1,974        1,831
     GNMA
       8.000%, 11/15/26                 3,526        3,516
       6.000%, 07/15/28                 1,984        1,773
       6.000%, 08/15/28                   984          879
       6.000%, 09/15/28                 1,987        1,775
       6.500%, 07/15/29                 4,741        4,378
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $39,623)                               37,617
                                                  --------
------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 70.0%
------------------------------------------------------------
   AEROSPACE & DEFENSE -- 4.8%
     Lockheed Martin
       7.450%, 06/15/04                 5,500        5,328
     McDonnell Douglas
       6.875%, 11/01/06                 1,000          947
     Raytheon
       6.750%, 08/15/07                 6,000        5,497
                                                  --------
                                                    11,772
                                                  --------
------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------

   AUTO RENTAL & LEASING -- 1.7%
     Hertz
       6.625%, 05/15/08                $4,500     $  4,185
                                                  --------
   AUTOMOTIVE -- 8.0%
     Ford Motor Credit
       8.200%, 02/15/02                 6,000        6,097
       6.500%, 02/28/02                 4,500        4,427
     General Motors
       8.950%, 07/02/09                 4,451        4,436
     General Motors Acceptance
       5.350%, 12/07/01                 5,000        4,831
                                                  --------
                                                    19,791
                                                  --------
   BANKS -- 11.3%
     Bank of Boston
       8.375%, 12/15/02                 2,500        2,541
     Bankers Trust
       7.250%, 01/15/03                 3,500        3,443
     Banponce
       6.750%, 12/15/05                 2,000        1,905
     Citicorp
       6.750%, 08/15/05                 4,075        3,887
     Fleet Financial
       7.125%, 04/15/06                 5,000        4,825
     Golden West Financial
       6.700%, 07/01/02                 1,000          979
     HSBC Americas
       6.625%, 03/01/09                 4,000        3,670
     Mellon Bank N.A.
       7.000%, 03/15/06                 1,500        1,436
     Mercantile Bancorp
       7.050%, 06/15/04                 2,500        2,422
     U.S. Bancorp
       6.875%, 09/15/07                 3,000        2,827
                                                  --------
                                                    27,935
                                                  --------
   BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 1.6%
     TCI Communications
       6.875%, 02/15/06                 4,000        3,855
                                                  --------
   CHEMICALS -- 2.8%
     Du Pont (E.I.) de Nemours
       6.500%, 09/01/02                 7,000        6,860
                                                  --------
   ELECTRICAL UTILITIES -- 8.2%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                 2,125        2,088

        The accompanying notes are an integral part of the financial statements. 56
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INTERMEDIATE-TERM BOND FUND (CONTINUED)
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
     Baltimore Gas & Electric
       5.780%, 10/01/08                $4,000     $  3,450
     Nevada Power
       6.200%, 04/15/04                 4,000        3,730
     Oklahoma Gas & Electric
       6.650%, 07/15/27                 2,500        2,344
     Old Dominion Electric
       7.480%, 12/01/13                 5,550        5,328
     Pacific Gas & Electric
       8.750%, 01/01/01                 3,280        3,321
                                                  --------
                                                    20,261
                                                  --------
   ENTERTAINMENT -- 3.1%
     Walt Disney
       6.375%, 03/30/01                 2,000        1,985
       5.620%, 12/01/08                 6,455        5,567
                                                  --------
                                                     7,552
                                                  --------
   FINANCIAL SERVICES -- 8.8%
     Associates Corporation, N.A.
       6.000%, 04/15/03                 2,000        1,915
     Avco Financial Services
       7.375%, 08/15/01                 3,500        3,504
     Commercial Credit
       6.200%, 11/15/01                 2,000        1,962
     General Electric Capital Services
       6.500%, 11/01/06                 2,000        1,897
     Lehman Brothers Holdings
       8.750%, 05/15/02                 4,000        4,090
     Merrill Lynch, MTN
       6.330%, 08/25/00                 1,500        1,496
     Morgan Stanley Dean Witter
       6.125%, 10/01/03                 3,000        2,869
     Salomon
       7.300%, 05/15/02                 4,000        3,990
                                                  --------
                                                    21,723
                                                  --------
   FOOD, BEVERAGE & TOBACCO -- 3.5%
     Grand Metro Investment
       8.625%, 08/15/01                 1,000        1,017
     J Seagram & Sons
       6.400%, 12/15/03                 5,000        4,769
     Safeway
       5.750%, 11/15/00                 3,000        2,977
                                                  --------
                                                     8,763
                                                  --------

------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------
   CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------
   FOREIGN GOVERNMENTS -- 2.4%
     Province of Manitoba
       6.125%, 01/19/04                $4,000     $  3,820
     Province of Ontario
       7.375%, 01/27/03                 2,000        2,003
                                                  --------
                                                     5,823
                                                  --------
   INSURANCE -- 3.0%
     American General Finance
       5.370%, 12/10/01                 2,500        2,416
     Travelers Property Casualty
       6.750%, 04/15/01                 5,000        4,981
                                                  --------
                                                     7,397
                                                  --------
   MACHINERY -- 1.1%
     Caterpillar Tractor
       6.000%, 05/01/07                 1,000          904
     Tyco International
       6.500%, 11/01/01                 1,800        1,766
                                                  --------
                                                     2,670
                                                  --------
   PRINTING & PUBLISHING -- 0.5%
     Time Warner
       7.480%, 01/15/08                 1,300        1,269
                                                  --------
   RETAIL--4.7%
     Kmart
       8.375%, 12/01/04                 4,000        3,865
     Sears Finance
       7.000%, 06/15/07                 5,000        4,706
     Wal-Mart
       6.375%, 03/01/03                 3,000        2,925
                                                  --------
                                                    11,496
                                                  --------
   TELEPHONES & TELECOMMUNICATION -- 4.5%
     Cable and Wireless Communications
       6.625%, 03/06/05                 7,000        6,825
     New England Telephone & Telegraph
       6.250%, 03/15/03                   500          483
     Qwest Communications
       7.500%, 11/01/08                 4,000        3,850
                                                  --------
                                                    11,158
                                                  --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $179,209)                             172,510
                                                  --------

The accompanying notes are an integral part of the financial statements.
                                                                              57
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

INTERMEDIATE-TERM BOND FUND (CONTINUED)
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   ASSET BACKED SECURITIES -- 8.0%
------------------------------------------------------------
     Chase Manhattan Auto Grantor Trust
       6.610%, 09/15/02                $1,203     $  1,204
     Citibank Credit Card Master
       Trust 1997-3 Cl A
       6.839%, 02/10/04                 3,000        2,980
     Citibank Credit Card Master
       Trust 1998-3 Cl A
       5.800%, 02/07/05                 3,400        3,261
     Contimortgage Home Equity Loan
       Trust, Ser 1995-3 Cl A4,
       7.440%, 09/15/12                 1,786        1,781
     EQCC 1996-3 Cl A6
       7.400%, 12/15/19                 2,500        2,410
     Green Tree Financial
       6.750%, 06/15/25                 1,223        1,195
     J.C. Penney Master Credit Card Trust
       9.625%, 06/15/00                 6,000        6,053
     J.C. Penney Master Credit Card
       Trust Ser B Cl A
       8.950%, 10/15/01                   194          201
     Residential Funding Mortgage
       1992-S36 Cl A4
       6.750%, 11/25/07                   699          665
                                                  --------
     TOTAL ASSET BACKED SECURITIES
       (Cost $19,987)                               19,750
                                                  --------
------------------------------------------------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
------------------------------------------------------------
     Sears Credit Account Master Master Trust
       1992-S36 Cl A4
       7.000%, 01/15/04                   729          731
                                                  --------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
       (Cost $729)                                     731
                                                  --------
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 4.7%
------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00, matures
       02/01/00, repurchase price
       $1,243,759 (collateralized by
       various U.S. Treasury Notes,
       par value $1,265,000, 5.625%-6.000%,
       04/30/00-07/31/02; market value
       $1,268,898)                     $1,244    $   1,244
     Lehman Brothers, Inc. (B) (C)
       5.893%, dated 01/31/00, matures
       02/01/00, repurchase price
       $10,487,967 (collateralized by
       various corporate obligations,
       par value $11,603,066, 0.000%-
       0.001%, 10/25/23-11/28/31;
       market value $11,010,481)       10,486       10,486
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $11,730)                               11,730
                                                  --------
   TOTAL INVESTMENTS -- 101.6%
     (Cost $259,856)                               250,363
                                                  --------
   PAYABLE UPON RETURN OF SECURITIES
     LOANED -- (4.3%)                              (10,486)
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET-- 2.7%          6,621
                                                  --------
------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization-- no par value) based on
       24,828,483 outstanding shares
       of beneficial interest                    $ 253,089
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value) based on
       496,713 outstanding shares of
       beneficial interest                           5,704
     Undistributed net investment income               185
     Accumulated net realized loss on investments   (2,987)
     Net unrealized depreciation on investments     (9,493)
                                                  --------
   TOTAL NET ASSETS -- 100.0%                     $246,498
                                                  ========

The accompanying notes are an integral part of the financial statements.

58
1.800.433.6884

STATEMENT OF NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
INTERMEDIATE-TERM BOND FUND (CONCLUDED)

------------------------------------------------------------
Description                                           Value
------------------------------------------------------------
   NET ASSETS: (CONTINUED)
------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS              $9.73
                                                  ========

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE-- RETAIL CLASS A                $9.73
                                                  ========
   MAXIMUM OFFERING PRICE PER SHARE --
     RETAIL CLASS A ($9.73 / 95.75%)                $10.16
                                                  ========


--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT
    JANUARY 31, 2000 (SEE FOOTNOTE 2). THE TOTAL VALUE OF SECURITIES ON
    LOAN AT JANUARY 31, 2000 WAS $10,269,489.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE CORPORATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

                                                                              59
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   TREASURY BILLS* -- 77.0%
------------------------------------------------------------
     U.S. Treasury Bills
       5.291%, 02/03/00              $103,105   $  103,075
       5.017%, 02/10/00                69,349       69,263
       5.032%, 02/17/00                84,063       83,880
       5.176%, 02/24/00                 3,786        3,774
       5.013%, 03/02/00               156,599      155,956
       5.080%, 03/09/00                84,036       83,605
       5.224%, 03/16/00                38,982       38,736
       5.243%, 03/23/00                17,848       17,718
       5.232%, 03/30/00                80,000       79,333
       5.310%, 04/06/00                 8,475        8,395
       5.391%, 05/04/00                60,000       59,182
       5.399%, 05/11/00                37,981       37,424
       5.391%, 05/18/00                19,427       19,122
       5.471%, 05/25/00               100,000       98,308
       5.494%, 06/08/00                50,000       49,047
       5.748%, 06/22/00                25,000       24,446
       5.589%, 06/29/00                30,000       29,325
                                                ----------
     TOTAL TREASURY BILLS*
       (Cost $960,589)                             960,589
                                                ----------

------------------------------------------------------------
   TREASURY NOTES -- 22.9%
------------------------------------------------------------
     U.S. Treasury Notes
       5.875%, 02/15/00                86,105       86,121
       5.500%, 02/29/00                89,600       89,612
       5.500%, 03/31/00               110,000      110,012
                                                ----------
     TOTAL TREASURY NOTES
       (Cost $285,745)                             285,745
                                                ----------
   TOTAL INVESTMENTS -- 99.9%
     (Cost $1,246,334)                           1,246,334
                                                ----------
   OTHER ASSETS AND LIABILITIES, NET-- 0.1%          1,342
                                                ----------
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------
     Fund Shares of Fiduciary Class
       (unlimited authorization -- no par value)
        based on 217,250,509 outstanding shares
        of beneficial interest                  $  217,250
     Fund Shares of Retail Class A
       (unlimited authorization -- no par value)
       base on 408,268,158 outstanding shares
       of beneficial interest                      408,268
     Fund Shares of Class S (unlimited
       authorization -- no par value) base on
       622,151,974 outstanding shares
       of beneficial interest                      622,152
     Undistributed net investment income                63
     Accumulated net realized loss on investments      (57)
                                                ----------
   TOTAL NET ASSETS-- 100.0%                    $1,247,676
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS              $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A               $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S                      $1.00
                                                ==========

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.

        The accompanying notes are an integral part of the financial statements. 60
1.800.433.6884

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED* -- 43.8%
------------------------------------------------------------
     FHLB
       5.940%, 06/12/00               $ 5,896      $ 5,771
     FHLMC
       5.581%, 02/11/00                11,871       11,853
       5.603%, 02/11/00                10,000        9,985
       5.513%, 02/15/00                10,000        9,979
       5.751%, 03/07/00                 9,930        9,876
       5.845%, 03/09/00                15,000       14,911
       5.658%, 03/14/00                10,000        9,935
       5.844%, 04/13/00                20,000       19,771
       5.788%, 04/20/00                10,000        9,875
       5.893%, 04/27/00                10,000        9,861
     FNMA
       5.524%, 02/02/00                10,000        9,998
       5.658%, 02/09/00                10,000        9,988
       5.608%, 02/17/00                20,000       19,951
       5.794%, 04/13/00                25,000       24,715
       5.812%, 04/25/00                15,000       14,799
       5.835%, 04/27/00                10,000        9,863
     SLMA
       NEBHELP LOC SLMA
       5.618%, 02/11/00                20,000       19,969
                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY
     OBLIGATIONS - DISCOUNTED*
       (Cost $221,100)                             221,100
                                                  --------
------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 42.7%
------------------------------------------------------------
     FFCB (A)
       6.009%, 04/12/00                50,000       49,996
       5.575%, 12/01/00                20,000       19,989
       6.100%, 02/01/01                15,000       15,000
     FHLB
       4.790%, 02/04/00                15,000       15,000
       4.910%, 02/09/00                16,120       16,119
       5.125%, 03/08/00                10,000        9,994
       5.040%, 03/29/00                20,000       19,979
     FHLB (A)
       5.999%, 03/24/00                20,000       20,000
       5.844%, 10/04/00                10,000        9,995
     FNMA
       5.120%, 05/12/00                10,000        9,977

------------------------------------------------------------
Description                         Par (000)   Value (000)
------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
------------------------------------------------------------
     SLMA
       6.199%, 02/14/00 (A)           $15,000    $  15,000
       5.900%, 12/01/00                15,000       14,988
                                                 ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $216,037)                             216,037
                                                 ---------
------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 16.4%
------------------------------------------------------------
     Barclays Capital, Inc.
       5.630%, dated 01/31/00, matures
       02/01/00, repurchase price
       $10,228,660 (collateralized by
       U.S. Treasury Bill, par value
       $10,691,000, 0.000%, 07/06/00;
       market value $10,431,765)       10,227       10,227
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00, matures
       02/01/00, repurchase price
       $17,373,561 (collateralized by
       U.S. Treasury Note, par value
       $18,484,000, 5.250%, 05/15/04;
       market value $17,718,869)       17,371       17,371
     JP Morgan Securities, Inc.
       5.670%, dated 01/31/00, matures
       02/01/00, repurchase price
       $27,890,734 (collateralized by
       U.S. Treasury Note, par value
       $28,754,000, 4.625%, 12/31/00;
       market value $28,444,920)       27,886       27,886
     Warburg, Dillon, Read, LLC 5.650%,
       dated 01/31/00, matures 02/01/00,
       repurchase price $27,312,340
       (collateralized by various
       U.S. Treasury STRIPS, par value
       $92,625,000, 0.000%,
       11/15/15-11/15/19;
       market value $27,854,248)       27,308       27,308
                                                  --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $82,792)                               82,792
                                                  --------
   TOTAL INVESTMENTS -- 102.9%
     (Cost $519,929)                               519,929
                                                  --------
   OTHER ASSETS AND LIABILITIES, NET-- (2.9%)      (14,644)
                                                  --------

The accompanying notes are an integral part of the financial statements.

                                                                              61
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)
------------------------------------------------------------
Description                                     Value (000)
------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------
     Fund Shares of Fiduciary Class
       (unlimited authorization -- no par value)
       based on 341,745,919 outstanding
       shares of beneficial interest              $341,746
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value)
       based on 43,775,073 outstanding
       shares of beneficial interest                43,776
     Fund Shares of Retail Class B (unlimited
       authorization-- no par value) based on
       307,053 outstanding shares
       of beneficial interest                          307
     Fund Shares of Class S (unlimited
       authorization -- no par value) based on
       119,565,875 outstanding shares of
       beneficial interest                         119,566
     Undistributed net investment income                 3
     Accumulated net realized loss on investments     (113)
                                                  --------
   TOTAL NET ASSETS--100.0%                       $505,285
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS              $1.00
                                                  ========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A               $1.00
                                                  ========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS B               $1.00
                                                  ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S                      $1.00
                                                  ========

--------------------------------------------------------------------------------
  * REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.
(A) ADJUSTABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
LOC -- LETTER OF CREDIT
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

        The accompanying notes are an integral part of the financial statements.

62
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

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC -- 2.7%
------------------------------------------------------------
     First Tennessee Bank N.A.
       5.850%, 02/29/00               $50,000     $ 50,000
     Southtrust Bank N.A.
       6.000%, 05/18/00                50,000       50,000
                                                  --------
     TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC
       (Cost $100,000)                             100,000
                                                  --------
------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE -- 9.6%
------------------------------------------------------------
     Australia and New Zealand Bank,
       New York
       6.000%, 04/03/00                50,000       50,000
       5.980%, 06/02/00                50,000       50,000
     Bank Austria A.G., New York
       5.195%, 02/29/00                30,000       30,000
     Bayerische Hypo-Und Vereinsbank,
       New York (A)
       5.734%, 04/25/00                25,000       24,997
     Deutsche Bank, New York
       5.800%, 03/30/00                50,000       50,000
     Societe Generale, New York
       5.900%, 04/04/00                50,000       50,001
     Toronto Dominion Bank, New York
       5.720%, 02/10/00                50,000       50,000
     Westdeutsche Landesbank
       Girozentrale, New York
       6.000%, 03/01/00                50,000       50,000
                                                  --------
     TOTAL CERTIFICATES OF DEPOSIT -- YANKEE
       (Cost $354,998)                             354,998
                                                  --------

------------------------------------------------------------
   EURODOLLAR CERTIFICATES OF DEPOSIT -- 9.2%
------------------------------------------------------------
     Barclays Bank PLC, London
       5.850%, 03/31/00                50,000       50,001
       5.560%, 06/09/00                20,000       19,962
     ING Bank, London
       6.050%, 02/07/00                75,000       75,003
       5.925%, 02/14/00                50,000       50,000
       6.000%, 05/31/00                20,000       19,999
     KBC Bank, London
       5.860%, 03/31/00                50,000       50,001
     Societe Generale, London
       5.990%, 02/01/00                50,000       50,000
     Toronto Dominion Bank, London
       5.630%, 06/26/00                25,000       24,947
                                                  --------
     TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
       (Cost $339,913)                             339,913
                                                  --------
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   BANK NOTES -- 8.2%
------------------------------------------------------------
     American Express Centurion Bank (A)
       5.783%, 05/05/00               $30,000    $  30,000
     Bank of America N.A.
       6.030%, 02/22/00                10,778       10,779
     Comerica Bank (A)
       5.831%, 09/11/00                50,000       50,020
     First Union Bank N.A. (A)
       5.810%, 03/10/00                50,000       50,000
       6.140%, 08/29/00                50,000       50,000
     Keybank N.A.
       5.125%, 03/24/00                25,000       24,997
       6.030%, 04/13/00 (A)            40,000       39,994
     National City Bank of Cleveland
       6.525%, 01/24/01                50,000       49,984
                                                 ---------
     TOTAL BANK NOTES
       (Cost $305,774)                             305,774
                                                 ---------
------------------------------------------------------------
   COMMERCIAL PAPER -- 34.7%
------------------------------------------------------------
   ABS - CREDIT CARD -- 3.5%
     Montauk Funding Corp. (B)
       5.715%, 02/04/00                50,000       49,976
       5.747%, 02/11/00                30,000       29,953
       5.961%, 04/17/00                50,000       49,380
                                                 ---------
                                                   129,309
                                                 ---------
   ABS - DIVERSIFIED FINANCIAL ASSETS -- 2.6%
     Bavaria Universal Funding (B)
       5.704%, 02/01/00                50,000       50,000
       5.989%, 04/20/00                24,000       23,689
     Beta Finance Inc. (B)
       5.749%, 02/28/00                21,000       20,910
                                                 ---------
                                                    94,599
                                                 ---------
   ABS - TRADE RECEIVABLES -- 14.3%
     Asset Securitization Cooperative
     Corp. (A) (B)
       6.160%, 03/17/00                50,000       50,000
     Ciesco L.P.
       5.876%, 02/01/00                50,000       50,000
     Concord Minutemen Capital Co.,
     Ser. B (B)
       5.951%, 02/01/00                17,428       17,428
       6.319%, 02/18/00                50,000       49,852
     Crown Point Capital Co.,
     Ser. A (B)
       5.901%, 02/01/00                50,000       50,000
       5.951%, 02/01/00                42,505       42,505

The accompanying notes are an integral part of the financial statements.

                                                                              63
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND  (CONTINUED)
------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------
     CXC, Inc. (B)
       5.936%, 02/10/00               $50,000     $ 49,928
       5.751%, 05/15/00                30,000       29,502
     Edison Asset Secur Corp., LLC (B)
       6.081%, 02/22/00                58,576       58,372
       5.988%, 03/07/00                16,203       16,111
     International Securitization
     Corp. (B)
       6.027%, 02/08/00                40,000       39,954
       5.755%, 02/15/00                22,000       21,951
       5.758%, 02/22/00                44,575       44,426
       6.087%, 02/24/00                11,995       11,949
                                                  --------
                                                   531,978
                                                  --------
   BANKS -- 2.7%
     Bavaria Trr Corp. (B)
       5.989%, 02/28/00                25,000       24,889
       5.965%, 05/19/00                27,000       26,531
     Nationwide Building Society
       5.988%, 02/28/00                50,000       49,779
                                                  --------
                                                   101,199
                                                  --------
   DIVERSIFIED OPERATIONS -- 4.0%
     CIT Group, Inc.
       5.811%, 02/01/00                50,000       50,000
       5.954%, 02/11/00                50,000       49,918
     General Electric Capital Corp.
       6.099%, 02/08/00                50,000       49,942
                                                  --------
                                                   149,860
                                                  --------
   FINANCIAL SERVICES -- 5.8%
     Associated First Capital Corp.
       5.841%, 02/01/00                50,000       50,000
     Bear Stearns Co.
       6.135%, 07/21/00                50,000       48,587
     Goldman Sachs Group, LP
       6.000%, 02/07/00                25,000       25,000
       5.900%, 03/28/00                50,000       50,000
       5.928%, 04/28/00                40,000       39,436
                                                  --------
                                                   213,023
                                                  --------

------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------
   COMMERCIAL PAPER (CONTINUED)
------------------------------------------------------------
   INDUSTRIAL GOODS & SERVICES -- 1.8%
     Akzo Nobel Inc.
       5.832%, 02/01/00               $44,000    $  44,000
       6.218%, 02/24/00                23,000       22,910
                                                 ---------
                                                    66,910
                                                 ---------
     TOTAL COMMERCIAL PAPER
       (Cost $1,286,878)                         1,286,878
                                                ----------
------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) -- 14.8%
------------------------------------------------------------
     Bear Stearns Co. (A)
       5.864%, 01/25/01                50,000       50,000
     Daimler Chrysler N.A.
       Holdings Corp. (A)
       5.688%, 07/06/00                50,000       49,974
     Gannett Co.
       5.850%, 05/01/00                 9,515        9,511
     General Electric Capital Corp.
       Ser. A (A)
       5.980%, 04/13/00                25,000       25,000
     General Motors Acceptance Corp.
       8.375%, 02/03/00                59,500       59,510
       7.875%, 03/16/00                25,000       25,080
     Goldman Sachs Group LP (A) (B)
       6.140%, 07/17/00                25,000       25,013
     Household Finance Corp. (A)
       5.920%, 09/14/00                50,000       49,980
     IBM Credit Corp.
       5.150%, 04/14/00                25,000       24,998
     Liberty Lighthouse
       U.S. Capital (A) (B)
       6.030%, 04/10/00                50,000       50,000
       5.820%, 02/20/01                70,000       70,000
     Merrill Lynch & Co. Inc.
       Ser. B (A)
       5.858%, 02/04/00                50,000       50,000
       6.110%, 04/17/00                10,000       10,003
     Morgan Stanley,
       Dean Witter & Co. Ser. C (A)
       6.190%, 01/26/01                10,000       10,016
     Sigma Finance, Inc. (A) (B)
       5.834%, 02/22/00                40,000       40,000
                                                 ---------
     TOTAL CORPORATE OBLIGATIONS
       (Medium Term Notes) (Cost $549,085)         549,085
                                                 ---------

The accompanying notes are an integral part of the financial statements.

64
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

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)
------------------------------------------------------------------------
Description                                   Par (000)  Value (000)
------------------------------------------------------------------------
   U.S. TREASURY BILL* -- 1.3%
------------------------------------------------------------------------
     U.S. Treasury Bill
       5.442%, 05/25/00                          $50,000    $  49,159
                                                            ---------
     TOTAL U.S. TREASURY BILL*
       (Cost $49,159)                                          49,159
                                                            ---------
------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.6%
------------------------------------------------------------------------
     FFCB
       4.800%, 02/01/00                           15,000       15,000
     FHLB
       5.125%, 03/08/00                           40,000       39,977
       5.999%, 03/24/00 (A)                       30,000       30,000
     SLMA (A)
       6.219%, 03/16/00                           50,000       50,000
                                                            ---------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $134,977)                                        134,977
                                                            ---------

------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - DISCOUNTED -- 2.7%
------------------------------------------------------------------------
     FHLMC
       5.528%, 02/25/00                           50,000       49,817
     FHLB
       5.206%, 02/28/00                           50,000       49,812
                                                            ---------
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS - DISCOUNTED
       (Cost $99,629)                                          99,629
                                                            ---------

------------------------------------------------------------------------
Description                                   Par (000)     Value (000)
------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 13.1%
------------------------------------------------------------------------
     Barclays Capital, Inc.
       5.630%, dated 01/31/00, matures
       02/01/00, repurchase price $115,605,174
       (collateralized by various U.S. Treasury
       Obligations, par value $116,975,000,
       0.000-7.250%, 06/15/00-5/15/2016;
       market value $117,899,592)               $115,587    $ 115,587
     Deutsche Bank Securities, Inc.
       5.650%, dated 01/31/00, matures
       02/01/00, repurchase price $55,721,261
       (collateralized by various U.S. Treasury
       Obligations, par value $44,904,000,
       5.625-11.625%, 04/30/00-02/15/16;
       market value $56,826,949)                  55,713       55,713
     J.P. Morgan Securities, Inc.
       5.670%, dated 01/31/00, matures 02/01/00,
       repurchase price $144,757,887 (collateralized
       by various U.S. Treasury Obligations,
       par value $144,744,000, 0.000-11.125%,
       02/15/00-11/15/27; market value
       $147,629,813)                             144,735      144,735
     Lehman Brothers, Inc.
       5.630%, dated 01/31/00, matures
       02/01/00, repurchase price $47,654,331
       (collateralized by various U.S. Treasury
       STRIPS, par value $97,048,000, 0.000%,
       02/15/08-02/15/14; market value
       $48,602,245)                               47,647       47,647
     Warburg, Dillon, Read, LLC.
       5.650%, dated 01/31/00, matures
       02/01/00, repurchase price $123,356,442
       (collateralized by various U.S. Treasury
       STRIPS, par value $383,957,000,
       0.000%, 08/15/10-11/15/27;
       market value $125,804,798)                123,337      123,337
                                                           ----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $487,019)                                        487,019
                                                           ----------
   TOTAL INVESTMENTS -- 99.9%
     (Cost $3,707,432)                                      3,707,432
                                                           ----------
   OTHER ASSETS AND LIABILITIES, NET-- 0.1%                     4,558
                                                           ----------

The accompanying notes are an integral part of the financial statements.

                                                                              65
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)
------------------------------------------------------------------------
Description                                                Value (000)
------------------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization -- no par value)
       based on 1,786,929,956 outstanding
       shares of beneficial interest                       $1,786,930
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value)
       based on 602,952,299 outstanding
       shares of beneficial interest                          602,952
       Fund Shares of Class S (unlimited
       authorization -- no par value) based on
       1,323,945,459 outstanding shares of
       beneficial interest                                  1,323,945
     Undistributed net investment income                            3
     Accumulated net realized loss on investments              (1,840)
                                                           ----------
   TOTAL NET ASSETS -- 100.0%                              $3,711,990
                                                           ==========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS              $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A               $1.00
                                                ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S                      $1.00
                                                ==========
--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM,
    EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE
    SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD
    ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
SER -- SERIES
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

        The accompanying notes are an integral part of the financial statements. 66
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

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------
Description                                      Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS--96.3%
------------------------------------------------------------------------
     ABAG, Finance Authority For Nonprofit
       Corporations, American Baptist Homes
       West Project, Ser C, VRDN (A) (B) (C)
       2.850%, 10/01/27                            $4,585      $ 4,585
     Alameda County, Industial Developement
       Authority, Bat Properties Project,
       VRDN, RB, AMT (A) (B) (C)
       2.800%, 03/01/28                             1,700        1,700
     Alameda County, Industrial Development
       Authority, Dicon Fiberoptics Inc Project,
       VRDN, RB, AMT, (A) (B) (C)
       2.800%, 05/01/03                             3,875        3,875
     Alameda County, Industrial Development
       Authority, Edward L Shimmon Inc Project,
       VRDN, RB, AMT (A) (B) (C)
       2.800%, 11/01/26                             4,000        4,000
     Alameda County, Industrial Development
       Authority, Meskimen Family Trail Project,
       VRDN, RB, AMT, (A) (B) (C)
       2.800%, 04/01/28                             1,100        1,100
     Alternative Energy Source Finance Authority,
       GE Capital Corporation-Arroyo Energy
       Project, VRDN, RB, AMT (A) (B)
       2.450%, 12/01/20                             1,100        1,100
     Anaheim, Housing Authority, Bel Page Project,
       VRDN, RB, AMT (A) (B) (C)
       2.450%, 08/01/20                             6,000        6,000
     Anaheim, Multi Family Housing, Park Vista
       Apartments, VRDN, RB, AMT (A) (B) (C)
       2.450%, 12/15/23                             7,000        7,000
     Anaheim, Public Improvement Corporation,
       1995 Police Facilities Refinancing Project,
       COP, VRDN, AMBAC Insured (A) (B) (C)
       2.300%, 08/01/08                             2,800        2,800
     Azusa, Multi-Family Housing, Pacific Glenn
       Apartments Project, RB
       2.700%, 07/15/15                             3,800        3,800
     Camarillo, Multi-Family Housing, Heritage
       Park Apartments, VRDN, RB, AMT (A) (B) (C)
       2.450%, 07/15/19                             1,800        1,800
     Dublin, Housing Finance Authority,
       Multi-Family, VRDN, RB (A) (B) (C)
       2.450%, 06/01/28                             2,500        2,500
------------------------------------------------------------------------
Description                                      Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Education Facilities Authority, Foundation
       For Educational Achievement,
       VRDN, RB (A) (B) (C)
       2.700%, 07/01/26                           $ 1,000      $ 1,000
     East Bay, Waste Water, TECP (C)
       3.650%, 02/15/00                             1,000        1,000
     East Bay, Waste Water, RB, FGIC Insured
       6.000%, 06/01/00                             3,000        3,025
     Education Facilities Authority,
       Carnegie Institute, TECP
       2.650%, 02/03/00                             5,000        5,000
       3.650%, 02/04/00                             1,000        1,000
     Escondido, Community Development,
       VRDN, RB, AMT (A) (B) (C)
       2.550%, 10/12/16                             2,800        2,800
     Fontana, Split Tax, Community Facilities
       District No. 2, Ser A, RB, MBIA Insured
       4.000%, 09/01/00                             1,020        1,022
     Fresno City, TRAN, GO
       4.000%, 06/30/00                             5,000        5,013
     Golden Empire Schools Financing Authority,
       Kern High School District, Ser B,
       VRDN, RB (A) (B) (C)
       2.350%, 12/01/24                             8,400        8,400
     Health Facilities Finance Authority,
       Pooled Loan Program, Ser A,
       VRDN, RB (A) (B) (C)
       2.400%, 09/01/20                             3,010        3,010
     Health Facilities Finance Authority,
       Pooled Loan Program, Ser B, VRDN,
       RB, FGIC Insured (A) (B)
       2.400%, 10/01/10                             6,075        6,075
     Health Facilities Finance Authority,
       Santa Barbara Cottage, Ser B,
       VRDN, RB (A) (B) (C)
       2.450%, 09/01/05                             3,100        3,100
     Irvine Ranch, Water District, Consolidated
       Bonds, VRDN, RB (A) (B) (C)
       2.800%, 10/01/00                               900          900
     Irvine Ranch, Water District, Consolidated
       Refunding Ser B, VRDN, RB (A) (B)
       2.800%, 08/01/09                             7,400        7,400

The accompanying notes are an integral part of the financial statements.

                                                                              67
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

------------------------------------------------------------------------
Description                          Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Irvine Ranch Water District, Consolidated
       Refunding Ser 1995 B,
       VRDN, RB (A) (B) (C)
       2.800%, 10/01/10                           $ 1,000      $ 1,000
     Irvine, Improvement Bond Act 1915,
       Assessment District No 94,
       VRDN, RB (A) (B) (C)
       2.800%, 09/02/22                               600          600
     Irvine, Public Facilities & Infrastructure
       Authority, Capital Improvement
       Project-Lease, VRDN, RB (A) (B) (C)
       2.450%, 11/01/10                             3,060        3,060
     La Mirada, Redevelopment Agency,
       Industrial Commercial Development,
       Ser B, TA, Pre-funded 8/15/00 @102
       6.750%, 08/15/11                             1,915        1,986
     Livermore, Portola Meadows Apartments
       Project, VRDN, RB, AMT (A) (B) (C)
       2.550%, 05/01/19                             5,100        5,100
     Los Angeles County, California Pension
       Obligation, Ser A, VRDN, RB,
       AMBAC Insured (A) (B) (C)
       2.300%, 06/30/07                             7,400        7,400
     Los Angeles County, GO, TRAN
       4.000%, 06/30/00                             6,100        6,116
     Los Angeles County, Metropolitan
       Transportation Authority, Ser A, VRDN,
       RB, MBIA Insured (A) (B)
       2.450%, 07/01/20                            10,000       10,000
     Los Angeles County, Pension Obligation,
       Ser B, VRDN, RB, AMBAC Insured (A) (B)
       2.300%, 06/30/07                             2,000        2,000
     Los Angeles County, Pension Obligation,
       Ser C, VRDN, RB, AMBAC Insured (A) (B)
       2.300%, 06/30/07                            10,400       10,400
     Los Angeles, Community Redevelopment
       Agency, Baldwin Hills Public Park,
       VRDN, COP (A) (B) (C)
       2.450%, 12/01/14                             1,000        1,000
     Los Angeles, Multi-Family Housing,
       Meadowridge Apartments,
       VRDN, RB (A) (B) (C)
       2.750%, 09/01/18                             4,600        4,600
     Los Angeles, Multi-Family Housing,
       Oakwood Apartments, VRDN, RB (A) (B)
       2.550%, 10/20/23                             2,000        2,000
------------------------------------------------------------------------
Description                                      Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Los Angeles, Multi-Family Housing, Ser K,
       VRDN, RB (A) (B) (C)
       2.600%, 07/01/10                           $21,200      $21,200
     Los Angeles, School District, Belmont
       Learning Complex Project, Ser A,
       VRDN, RB (A) (B) (C)
       2.600%, 12/01/17                            10,000       10,000
     Los Angeles, Transportation, TECP (C)
       3.600%, 02/04/00                             5,000        5,000
       3.550%, 04/07/00                             5,000        5,000
       3.600%, 04/07/00                             3,500        3,500
     Los Angeles, City Waste Water, TECP (C)
       3.300%, 06/06/00                             5,000        5,000
     Los Angeles, Waste Water System, Ser A,
       RB, Pre-refunded 02/01/00 @102
       7.000%, 02/01/20                             2,905        2,963
     Los Angeles, Waste Water System, Ser B,
       RB, Pre-refunded 06/01/00 @102
       7.000%, 06/01/10                             1,325        1,366
     Los Angeles, Waste Water System, Ser D,
       RB, Pre-refunded 12/01/00 @102
       6.700%, 12/01/21                             6,555        6,837
     Los Angeles, Water and Power, TECP (C)
       3.400%, 04/06/00                             3,000        3,000
       3.650%, 02/09/00                             1,000        1,000
       3.100%, 03/16/00                             2,000        2,000
     Modesto Irrigation District, TECP
       3.300%, 03/07/00                             5,500        5,500
     Modesto, Multi-Family Housing,
       Live Oak Project, VRDN, RB, AMT (A) (B) (C)
       2.450%, 09/01/24                             7,175        7,175
     Mt. Diablo, School District, Community
       Facility, RB, Pre-refunded 08/01/00 @ 102
       7.050%, 08/01/20                             5,000        5,183
     Northern California, Transmission
       Authority, TECP (C)
       2.450%, 02/03/00                             5,800        5,800
     Oakland, Alameda County Unified School
       Disrict, TRAN, GO
       4.000%, 11/17/00                             6,000        6,015
     Oakland, TRAN, GO
       4.250%, 09/29/00                             1,810        1,815
     Ontario, Industrial Development Authority,
       Winsford Partners Project, Ser A,
       VRDN, RB, AMT (A) (B) (C)
       2.650%, 09/01/08                             1,700        1,700

        The accompanying notes are an integral part of the financial statements.

68
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

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
------------------------------------------------------------------------
Description                                      Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Orange County, Apartment Development
       Authority, Pointe Niguel Project,
       VRDN, RB, (A) (B) (C)
       2.350%, 12/01/21                           $ 5,000      $ 5,000
     Orange County, Apartment Development
       Authority, Wood Canyon Villas,
       VRDN, RB, AMT (A) (B) (C)
       2.550%, 12/01/21                             6,900        6,900
     Orange County, Split Financing Authority,
       Teeter Plan, Ser B, VRDN, RB,
       AMBAC Insured (A) (B)
       2.450%, 11/01/14                             1,000        1,000
     Orange County, Split Financing Authority,
       Teeter Plan, Ser C, VRDN, RB,
       AMBAC Insured (A) (B)
       3.498%, 11/01/14                             1,800        1,800
     Orange County, Transportation
       Authority, TECP (C)
       3.200%, 02/11/00                             5,000        5,000
     Oxnard, Housing Authority, Seawind Apartment
      Projects, Ser A, VRDN, RB, AMT
       (A) (B) (C)
       3.150%, 12/01/20                             2,725        2,725
     Paramount, Multi-Family Housing,
       Century Place Apartments, Project A ,
       VRDN, RB, AMT, (A) (B)
       2.600%, 09/15/29                             3,000        3,000
     Pasadena, Electric, RB, MBIA Insured
       4.750%, 08/01/00                             1,540        1,550
     Pollution Control Finance Authority,
       Burney Forest, VRDN, RB,
       AMT (A) (B) (C)
       3.050%, 09/01/20                            14,700       14,700
     Pollution Control Finance Authority,
       Chevron Project, VRDN, RB (A) (B)
       3.100%, 05/15/02                             2,585        2,585
     Pollution Control Finance Authority,
       Chevron USA Project, Ser B,
       VRDN, RB (A) (B)
       3.100%, 06/15/05                             3,100        3,100
     Pollution Control Finance Authority,
       Delano Project 1989,
       VRDN, RB, AMT (A) (B) (C)
       2.950%, 08/01/19                             2,900        2,900
------------------------------------------------------------------------
Description                                      Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Pollution Control Finance Authority,
       Delano Project 1990, VRDN, RB,
       AMT (A) (B) (C)
       2.950%, 08/01/19                           $ 1,475      $ 1,475
     Pollution Control Finance Authority,
       Delano Project 1991,
       VRDN, RB, AMT (A) (B) (C)
       2.950%, 08/01/19                               200          200
     Pollution Control Finance Authority,
       Exxon Project, VRDN, RB (A) (B)
       2.800%, 12/01/12                             7,000        7,000
     Pollution Control Finance Authority,
       Pacific Gas and Electric, VRDN, RB
       (A) (B) (C)
       2.850%, 11/01/26                             8,000        8,000
     Pollution Control Finance Authority,
       Pacific Gas and Electric,
       VRDN, RB (A) (B) (C)
       2.900%, 11/01/26                               700          700
     Pollution Control Financing Authority,
       Pacific Gas and Electric,
       VRDN, RB (A) (B) (C)
       2.850%, 11/01/26                             5,755        5,755
     Pollution Control Finance Authority,
       Shell Oil, Ser A, VRDN, RB (A) (B)
       2.700%, 11/01/00                             6,850        6,850
       2.700%, 10/01/08                             1,000        1,000
     Pollution Control Finance Authority,
       Shell Oil, Project A, VRDN RB (A) (B)
       2.700%, 10/01/07                             1,500        1,500
       2.700%, 10/01/11                             7,500        7,500
     Pollution Control Finance Authority,
       Shell Oil, VRDN, RB (A) (B)
       2.700%, 10/01/06                               500          500
       2.700%, 10/01/09                               500          500
     Pollution Control Finance Authority,
       Southern California Edison, Ser A,
       VRDN, RB (A) (B)
       2.900%, 02/28/08                             4,100        4,100

The accompanying notes are an integral part of the financial statements.
                                                                              69
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
------------------------------------------------------------------------
Description                                      Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Rancho Cucamonga, Redevelopment
       Agency, Rancho Redevelopment
       Project, TA, FSA Insured
       4.250%, 09/01/00                            $  940       $  944
     Riverside County, 1997 Lease Project,
       COP, MBIA Insured
       4.750%, 11/01/00                             3,015        3,039
     Riverside County, Public Facilities, COP,
       Ser 1985 A, VRDN, RB (A) (B) (C)
       2.550%, 12/01/15                            21,200       21,200
     Riverside County, TECP (C)
       3.200%, 02/17/00                               700          700
     Sacramento, Municipal Utility District,
       TECP (C)
       3.400%, 02/25/00                             5,000        5,000
       3.450%, 04/11/00                             1,000        1,000
     Sacramento, Redevelopement Agency,
       Merged Downtown, TA,
       Pre-refunded 11/01/00 @102 (B)
       6.500%, 11/01/13                             3,985        4,140
     San Bernardino, Medical Center Financing
       Project, COP, MBIA Insured (A) (B)
       2.450%, 08/01/26                             7,000        7,000
     San Diego County, COP, AMBAC Insured
       4.000%, 05/01/00                             2,345        2,351
     San Diego, Multi-Family Housing, Issue A,
       VRDN, RB (A) (B) (C)
       2.450%, 02/01/09                             1,000        1,000
     San Diego School District, Phase XIII
       Capital Project, Ser A, COP
       5.000%, 07/01/00                             1,000        1,006
     San Diego, School District, Ser A, TRAN, GO
       4.250%, 09/29/00                             6,000        6,021
     San Diego, TRAN, GO
       4.250%, 09/29/00                             4,000        4,019
     San Francisco, Airport, TECP (C)
       3.550%, 03/07/00                             8,210        8,210
     San Francisco, BART, TECP (C)
       3.400%, 02/18/00                             4,000        4,000
       3.400%, 03/08/00                             4,400        4,400
       3.550%, 03/08/00                             8,100        8,100
       3.450%, 04/11/00                             1,000        1,000
------------------------------------------------------------------------
Description                                     Par (000)  Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     San Francisco, City & County Water, TECP (C)
       3.500%, 02/09/00                           $ 2,000      $ 2,000
       3.500%, 02/09/00                             3,000        3,000
     San Joaquin County, TRAN
       4.250%, 01/01/01                             1,000        1,003
     San Jose, Multi Family Housing, Somerset
       Park, VRDN, RB, AMT (A) (B) (C)
       2.550%, 11/01/17                             1,700        1,700
     San Jose, Multi-Family Housing,
       VRDN, RB, AMT (A) (B) (C)
       2.450%, 05/01/19                             2,000        2,000
     San Jose, Multi-Family Housing,
       VRDN, RB, FGIC Insured (A) (B)
       2.450%, 11/01/07                             8,700        8,700
     San Jose, School District, COP, MBIA Insured
       4.250%, 06/01/00                             1,735        1,739
     San Leandro, Multi Family Housing, Haas
       Avenue Apartment, Issue B (A) (B) (C)
       2.450%, 10/01/07                             1,600        1,600
     San Mateo County, Transportation District,
       RB, FSA Insured
       4.250%, 06/01/00                             2,300        2,307
     San Mateo County, Transportation District,
       Ser A, RB, MBIA Insured
       4.000%, 06/01/00                             2,000        2,004
     School Cash Reserve Program Authority,
       Ser A, RB, AMBAC Insured
       4.000%, 07/03/00                             7,500        7,527
     School Facility Financing, Capital
       Improvement Projects VRDN, COP,
       RB (A) (B) (C)
       2.600%, 07/01/22                             9,200        9,200
     School Facility Financing, Capital
       Improvement Projects VRDN, COP,
       RB (A) (B) (C)
       2.400%, 07/01/24                             6,000        6,000
     School Facility Financing, Ser B, VRDN,
       COP (A) (B) (C)
       2.600%, 07/01/24                             2,700        2,700
     South Orange County, Public Financing
       Authority, Special assessment,
       RB, FSA Insured
       3.700%, 09/02/00                               505          505

        The accompanying notes are an integral part of the financial statements. 70
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

STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)
------------------------------------------------------------------------
Description                                     Par (000)   Value (000)
------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     Southern California, Metropolitan
       Water District, Ser B, RB (B)
       3.650%, 06/01/00                            $2,500      $ 2,500
     Southern California, Metropolitan
       Water District, TECP (C)
       3.600%, 02/07/00                             6,000        6,000
     Southern California Public Power Authority,
       Sub-Palo Verde Project, Ser A,
       RB, FSA Insured (A) (B)
       5.000%, 07/01/00                             3,300        3,322
     State Department of Water, Central Valley
       Project, Ser H, RB,
       Pre-refunded 06/01/00 @101.5
       6.900%, 12/01/25                             8,200        8,415
     State of California, TECP
       3.000%, 02/04/00                            10,000       10,000
       3.600%, 02/10/00                             5,000        5,000
       3.600%, 03/09/00                             4,800        4,800
     State of California, GO
       9.000%, 04/01/00                            10,600       10,703
     Statewide Community Development
       Authority, Karcher Properties Project,
       VRDN, RB, AMT (A) (B) (C)
       2.550%, 12/01/19                             2,000        2,000
     Statewide Communities Development
       Authority, Northern California Retirement
       Facilities Project, VRDN, RB (A) (B) (C)
       2.900%, 06/01/26                             6,500        6,500
     Statewide Community Development
       Authority, Whispering Winds Apartments,
       VRDN, RB (A) (B) (C)
       2.450%, 12/01/22                             7,300        7,300
     Transportation Finance Authority, VRDN,
       RB, FSA Insured (A) (B)
       2.500%, 10/01/27                            20,200       20,200
     Turlock Irrigation District, Transmission
       Projects, COP, Ser A, VRDN (A) (B) (C)
       2.450%, 01/01/26                             3,850        3,850
     University of California, Multi-Purpose
       Projects, Ser F, RB, FGIC Insured
       7.000%, 09/01/00                             3,590        3,664

------------------------------------------------------------------------
Description                                      Par (000)   Value (000)
------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------
     University of California Regents, TECP
       3.000%, 02/07/00                           $ 4,000     $  4,000
       3.000%, 02/23/00                             5,000        5,000
       3.500%, 02/24/00                             5,000        5,000
       3.500%, 02/11/00                             5,000        5,000
       3.250%, 03/06/00                             4,500        4,500
     West Basin Municipal Water District,
       Phase II Recycled Water Project,
       Ser B, COP, VRDN (A) (B) (C)
       2.250%, 08/01/27                             2,200        2,200
     West Basin Municipal Water District,
       Phase II Recycled Water Project,
       Ser C, COP, VRDN (A) (B) (C)
       2.250%, 08/01/27                             2,000        2,000
     West Basin Municipal Water District,
       Phase III Recycled Water Project,
       Ser A, COP (A) (B) (C)
       2.250%, 08/01/29                             1,500        1,500
     West Basin Municipal Water District,
       Phase III Recycled Water Project,
       Ser B, VRDN, COP (A) (B) (C)
       2.750%, 08/01/29                             2,000        2,000
                                                              --------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $600,230)                                         600,230
                                                              --------

------------------------------------------------------------------------
   PUERTO RICO--3.0%
------------------------------------------------------------------------
     Puerto Rico, Municipal Finance Agency,
       Ser A, RB, FSA Insured
       5.500%, 07/01/00                            1,770        1,783
     Puerto Rico, Commonwealth Government
       Development, VRDN, RB,
       MBIA Insured (A) (B)
       2.500%, 12/01/15                            4,100        4,100
     Puerto Rico, Commonwealth Highway &
       Transportation, RB, Series A,
       AMBAC Insured (A) (B)
       2.850%, 07/01/28                           12,760       12,760
                                                              --------
     TOTAL PUERTO RICO
       (Cost $18,643)                                          18,643
                                                              --------

The accompanying notes are an integral part of the financial statements.

                                                                              71
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

[HighMark Logo Omitted]
STATEMENT OF NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)
------------------------------------------------------------------------
Description                                      Shares   Value (000)
------------------------------------------------------------------------
   CASH EQUIVALENTS--0.3%
------------------------------------------------------------------------
     Goldman Sachs Tax Free Money Market              71     $     71
     Provident California Tax Free Money Market    1,657        1,657
                                                             --------
     TOTAL CASH EQUIVALENTS
       (Cost $1,728)                                            1,728
                                                             --------
   TOTAL INVESTMENTS -- 99.6%
     (Cost $620,601)                                          620,601
                                                             --------
   OTHER ASSETS AND LIABILITIES, NET -- 0.4%                    2,693
                                                             --------
------------------------------------------------------------------------
   NET ASSETS:
------------------------------------------------------------------------
     Fund Shares of Fiduciary Class (unlimited
       authorization -- no par value)
       based on 248,522,564 outstanding shares
       of beneficial interest                                 248,522
     Fund Shares of Retail Class A (unlimited
       authorization -- no par value)
       based on 287,426,802 outstanding shares
       of beneficial interest                                 287,427
     Fund Shares of Class S (unlimited
       authorization -- no par value) based on
       87,417,338 outstanding shares of beneficial interest    87,417
     Distribution in excess of net investment income               (7)
     Accumulated net realized loss on investments                 (65)
                                                             --------
   TOTAL NET ASSETS -- 100.0%                                $623,294
                                                             ========
------------------------------------------------------------------------
Description                                                   Value
------------------------------------------------------------------------
   NET ASSETS: (CONTINUED)
------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY CLASS                         $1.00
                                                            =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- RETAIL CLASS A                          $1.00
                                                            =========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S                                 $1.00
                                                            =========

--------------------------------------------------------------------------------
(A) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 2000.
(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE LESSER OF THE MATURITY
    OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT BY ONE OR MORE MAJOR COMMERCIAL BANKS OR FINANCIAL INSTITUTIONS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE

        The accompanying notes are an integral part of the financial statements. 72
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

STATEMENT OF ASSETS AND LIABILITIES (000)
AS OF  JANUARY 31, 2000 (UNAUDITED)

                                                                                                       SMALL CAP VALUE
                                                                                                            FUND
                                                                                                       ---------------
 ASSETS:
    Investment Securities (Cost $91,210) ..........................................................      $109,591
    Income/Dividend Receivable ....................................................................            67
    Investment Securities Sold ....................................................................           371
    Capital Shares Sold Receivable ................................................................        22,417
    Other Receivables .............................................................................             2
                                                                                                         --------
         TOTAL ASSETS .............................................................................       132,448
                                                                                                         --------
 LIABILITIES:
    Investment Securities Purchased ...............................................................         2,827
    Payable Upon Return of Securities Loaned ......................................................         7,572
    Capital Shares Purchased Payable ..............................................................            19
    Accrued Expenses Payable ......................................................................           213
    Other Liabilities .............................................................................            22
                                                                                                         --------
         TOTAL LIABILITIES ........................................................................        10,653
                                                                                                         --------
                 TOTAL NET ASSETS .................................................................       121,795
                                                                                                         ========

 NET ASSETS:
    Fund Shares of Fiduciary Class (unlimited authorization -- no par value)
        based on 8,992,640 of outstanding shares of beneficial interest ...........................        96,323
    Fund Shares of Retail Class A (unlimited authorization -- no par value)
        based on 388,018 of outstanding shares of beneficial interest .............................         4,691
    Fund Shares of Retail Class B (unlimited authorization -- no par value)
        based on 237,034 outstanding shares of beneficial interest ................................         2,870
    Fund Shares of Retail Class C (unlimited authorization -- no par value)
        based on 899 outstanding shares of beneficial interest ....................................            11
    Distribution in excess of net investment income ...............................................        (1,706)
    Accumulated net realized gain on investments ..................................................         1,227
    Net unrealized appreciation on investments ....................................................        18,381
    Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translations of other assets and liabilities denominated in
        foreign currencies ........................................................................            (2)
                                                                                                         --------
                 TOTAL NET ASSETS .................................................................      $121,795
                                                                                                         ========
Net Asset Value, Offering and Redemption Price Per Share -- Fiduciary Class .......................      $  12.67
                                                                                                         --------
    Net Asset Value, Offering and Redemption Price Per Share -- Retail Class A ....................      $  12.61
                                                                                                         --------
    Maximum Offering Price Per Share -- Retail Class A ($12.61 / 94.5%) ...........................      $  13.34
                                                                                                         --------
    Net Asset Value, Offering and Redemption Price Per Share -- Retail Class B ....................      $  12.56
                                                                                                         --------
    Net Asset Value, Offering and Redemption Price Per Share -- Retail Class C ....................      $  12.53
                                                                                                         --------


The accompanying notes are an integral part of the financial statements.

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

[HighMark Logo Omitted]

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VALUE
                                                                                    GROWTH                       MOMENTUM
                                                                                     FUND                          FUND
                                                                                  ----------                    ----------
Interest Income ...............................................................    $    690                      $   470
Dividend Income ...............................................................       2,216                        7,245
Less: Foreign Taxes withheld, net of reclaims .................................          (2)                         (22)
                                                                                   --------                      -------
           Total Investment Income ............................................       2,904                        7,693
                                                                                   --------                      -------
Expenses:
   Administrative Fees ........................................................         794                          848
   Administration Fees Waived .................................................         (79)                         (85)
   Investment Adviser Fees ....................................................       2,383                        2,542
   Investment Adviser Fees Waived .............................................          --                           --
   Shareholder Servicing Fees Fiduciary .......................................         938                          910
   Shareholder Servicing Fees Retail Class A ..................................          38                           47
   Shareholder Servicing Fees Retail Class B ..................................          17                            9
   Shareholder Servicing Fees Waived ..........................................        (586)                        (717)
   Custodian Fees .............................................................          40                           42
   Professional Fees ..........................................................          20                           31
   Registration Fees ..........................................................          35                           20
   Transfer Agency Fees .......................................................          28                           34
   Distribution Fees Retail Class A ...........................................          38                           46
   Distribution Fees Retail Class B ...........................................          52                           26
   Distribution Fees Retail Class C ...........................................          --                           --
   Distribution Fees Waived ...................................................          --                           --
   Insurance Fees .............................................................           2                            4
   Trustees Fees ..............................................................           7                           11
   Printing Fees ..............................................................          26                           35
   Miscellaneous Fees .........................................................           8                            2
                                                                                   --------                      -------
           Total Expenses .....................................................       3,761                        3,805
           Reduction of Expenses (1) ..........................................          (9)                         (10)
                                                                                   --------                      -------
           Total Net Expenses .................................................       3,752                        3,795
                                                                                   --------                      -------
   Net Investment Income (Loss) ...............................................        (848)                       3,898
                                                                                   --------                      -------
Net Realized Gain on Investments ..............................................      45,408                       11,828
                                                                                   --------                      -------
Net Realized Gain on Option Contracts .........................................          --                          305
                                                                                   --------                      -------
Net Realized Loss on Foreign Currency Transactions ............................          --                           --
                                                                                   --------                      -------
Change in Unrealized Appreciation (Depreciation) on Investments ...............      38,859                      (12,312)
                                                                                   --------                      -------
Change in Unrealized Depreciation on Foreign Currency .........................          --                           --
                                                                                   --------                      -------
Net Realized and Unrealized Gain (Loss) on Investments ........................      84,267                         (179)
                                                                                   --------                      -------
Increase (Decrease) in Net Assets Resulting from Operations ...................    $ 83,419                      $ 3,719
                                                                                   ========                      =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SEE NOTE 3.

The accompanying notes are an integral part of the financial statements.

74
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

------------------------------------------------------------------------------------------------------
    INCOME                                        SMALL CAP                  INTERNATIONAL
    EQUITY            BALANCED                     VALUE                       EQUITY
     FUND               FUND                       FUND                         FUND
  ----------         ---------                  ----------                  -------------
  $     335          $  5,787                      $  134                       $    37
      7,245             3,120                         732                           754
        (39)             (209)                        (22)                          (25)
  ---------          --------                      ------                       -------
      7,541             8,698                         844                           766
  ---------          --------                      ------                       -------
        593               454                          90                           115
       (397)              (46)                         (9)                          (12)
      1,780             1,361                         451                           544
        (10)               --                          --                            --
        709               548                         108                            48
         26                14                           2                            --
          6                 5                           3                            --
       (441)             (337)                        (66)                          (28)
         30                23                          32                           107
         50                16                           2                             6
         75                10                           7                             8
         41                19                          16                             1
         26                14                           2                            --
         18                15                           8                            --
         --                --                          --                            --
         --                --                          --                            --
          7                 2                          --                            --
         11                 6                           1                            --
         80                18                           3                             4
         52                --                           8                             8
  ---------          --------                      ------                       -------
      2,656             2,122                         658                           801
         (7)               (5)                         (1)                           (1)
  ---------          --------                      ------                       -------
      2,649             2,117                         657                           800
  ---------          --------                      ------                       -------
      4,892             6,581                         187                           (34)
  ---------          --------                      ------                       -------
     13,722             9,597                         966                         4,482
  ---------          --------                      ------                       -------
         --                --                          --                            --
  ---------          --------                      ------                       -------
         --                --                          (2)                          (46)
  ---------          --------                      ------                       -------
    (70,591)          (17,565)                      6,758                         9,214
  ---------          --------                      ------                       -------
         --                --                          (2)                          (17)
  ---------          --------                      ------                       -------
    (56,869)           (7,968)                      7,720                        13,633
  ---------          --------                      ------                       -------
  $ (51,977)         $ (1,387)                     $7,907                       $13,599
  =========          ========                      ======                       =======

The accompanying notes are an integral part of the financial statements.

                                                                              75
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

[HighMark Logo Omitted]


STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                       CALIFORNIA
                                                                                      INTERMEDIATE
                                                                                        TAX-FREE                      BOND
                                                                                        BOND FUND                     FUND
                                                                                      -------------                  ------
Interest Income ..................................................................      $ 4,085                    $ 11,061
Dividend Income ..................................................................           --                          --
                                                                                        -------                    --------
           Total Investment Income ...............................................        4,085                      11,061
                                                                                        -------                    --------
Expenses:
   Administrative Fees ...........................................................          167                         332
   Administration Fees Waived ....................................................          (16)                        (33)
   Investment Adviser Fees .......................................................          419                         830
   Investment Adviser Fees Waived ................................................         (252)                         --
   Shareholder Servicing Fees Fiduciary ..........................................          185                         412
   Shareholder Servicing Fees Retail Class A .....................................           25                           3
   Shareholder Servicing Fees Retail Class B .....................................           --                          --
   Shareholder Servicing Fees Waived .............................................         (210)                       (398)
   Custodian Fees ................................................................            8                          17
   Professional Fees .............................................................           11                          17
   Registration Fees .............................................................            9                          21
   Transfer Agent Fees ...........................................................            9                          18
   Distribution Fees Retail Class A ..............................................           25                           3
   Distribution Fees Retail Class B ..............................................           --                          --
   Distribution Fees Class S .....................................................           --                          --
   Distribution Fees Waived ......................................................          (25)                         (3)
   Insurance Fees ................................................................            1                           2
   Trustees Fees .................................................................            4                           6
   Printing Fees .................................................................            9                          15
   Miscellaneous Fees ............................................................            1                           4
                                                                                        -------                    --------
           Total Expenses ........................................................          370                       1,246
           Reduction of Expenses (1) .............................................           (2)                         (4)
                                                                                        -------                    --------
           Total Net Expenses ....................................................          368                       1,242
                                                                                        -------                    --------
   Net Investment Income .........................................................        3,717                       9,819
                                                                                        -------                    --------
Net Realized Gain (Loss) on Investments ..........................................           63                        (918)
                                                                                        -------                    --------
Change in Unrealized Depreciation on Investments .................................       (3,656)                     (7,348)
                                                                                        -------                    --------
Net Realized and Unrealized Gain (Loss) on Investments ...........................       (3,593)                     (8,266)
                                                                                        -------                    --------
Increase in Net Assets Resulting from Operations .................................      $   124                    $  1,553
                                                                                        =======                    ========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SEE NOTE 3.

The accompanying notes are an integral part of the financial statements.

76
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

------------------------------------------------------------------------------------------------------------------------------------
     100%
 INTERMEDIATE-       U.S.TREASURY             U.S. GOVERNMENT                DIVERSIFIED              CALIFORNIA TAX-FREE
  TERM BOND           MONEY MARKET              MONEY MARKET                 MONEY MARKET                 MONEY MARKET
    FUND                  FUND                      FUND                         FUND                         FUND
 ------------        -------------             ---------------                ------------              ------------------
    $8,685            $30,476                    $13,684                      $ 91,429                      $10,674
        --                 --                         --                            --                           --
    ------            -------                    -------                      --------                      -------
     8,685             30,476                     13,684                        91,429                       10,674
    ------            -------                    -------                      --------                      -------
       260              1,211                        512                         3,320                          687
       (26)              (121)                       (52)                         (332)                         (69)
       649              1,816                        768                         4,980                        1,030
        --               (303)                        --                            --                         (526)
       318                291                        437                         1,962                          365
         6                671                        104                         1,225                          421
        --                 --                         --                            --                           --
      (285)              (961)                      (541)                       (3,187)                        (786)
        13                 61                         26                           166                           34
        10                 29                         16                           118                           30
         8                 33                         20                           105                           41
        11                 86                         19                           112                           38
         6                670                        104                         1,225                          421
        --                 --                          1                            --                           --
        --              1,215                        217                         2,117                          160
        (6)                --                         --                            --                           --
         1                  5                          1                            22                            2
         3                 10                          7                            45                           17
         8                 32                         18                           106                           35
        --                  1                          2                            28                           13
    ------            -------                    -------                      --------                      -------
       976              4,746                      1,659                        12,012                        1,913
        (3)               (16)                        (6)                          (43)                          (8)
    ------            -------                    -------                      --------                      -------
       973              4,730                      1,653                        11,969                        1,905
    ------            -------                    -------                      --------                      -------
     7,712             25,746                     12,031                        79,460                        8,769
    ------            -------                    -------                      --------                      -------
      (413)                (5)                         4                            57                           --
    ------            -------                    -------                      --------                      -------
    (6,368)                --                         --                            --                           --
    ------            -------                    -------                      --------                      -------
    (6,781)                (5)                         4                            57                           --
    ------            -------                    -------                      --------                      -------
    $  931            $25,741                    $12,035                      $ 79,517                      $ 8,769
    ======            =======                    =======                      ========                      =======


The accompanying notes are an integral part of the financial statements.

                                                                              77
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
[HighMark Logo Omitted]


STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED JULY 31, 1999

                                                                                       GROWTH                   VALUE MOMENTUM
                                                                                        FUND                         FUND
                                                                               -----------------------      -----------------------
                                                                                 08/01/99   08/01/98         08/01/99   08/01/98
                                                                               TO 01/31/00 TO 07/31/99      TO 01/31/00 TO 07/31/99
                                                                               -----------------------      -----------------------
Investment Activities From Operations:
  Net Investment Income (Loss) .............................................     $   (848)  $ (1,030)        $  3,898  $  9,788
  Net Realized Gain on Investments .........................................       45,408     67,282           11,828    37,461
  Net Realized Gain on Option Contracts ....................................           --         --              305        71
  Net Realized Gain (Loss) on Foreign Currency Transactions ................           --         --               --        --
  Change in Unrealized Appreciation (Depreciation) on Investments ..........       38,859     59,868          (12,312)   55,738
  Change in Unrealized Appreciation (Depreciation) on Foreign Currency .....           --         --               --        --
                                                                                 --------   --------         --------  --------
Net Increase (Decrease) in Net Assets Resulting From Operations ............       83,419    126,120            3,719   103,058
                                                                                 --------   --------         --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .......................................................           --         --           (3,412)   (9,557)
    Class I Shares .........................................................           --         --             (353)       --
    Retail Class A Shares ..................................................           --         --             (130)     (316)
    Retail Class B Shares ..................................................           --         --               (6)      (19)
    Retail Class C Shares ..................................................           --         --               --        --
  Capital Gains:
    Fiduciary Shares .......................................................      (67,702)   (38,687)         (32,731)  (26,011)
    Class I Shares .........................................................           --         --           (5,746)       --
    Retail Class A Shares ..................................................       (3,095)    (1,136)          (1,827)   (1,101)
    Retail Class B Shares ..................................................       (1,382)      (309)            (353)     (182)
    Retail Class C Shares ..................................................           (2)        --               (1)       --
                                                                                 --------   --------         --------  --------
      Total Distributions ..................................................      (72,181)   (40,132)         (44,559)  (37,186)
                                                                                 --------   --------         --------  --------
Change in Net Assets .......................................................       11,238     85,988          (40,840)   65,872
                                                                                 --------   --------         --------  --------
  Fiduciary Shares:
    Proceeds from the reorganization of the Blue Chip Growth Fund ..........           --    134,130               --        --
    Proceeds from Shares Issued ............................................       82,069    152,940           80,096   167,107
    Reinvestment of Distributions ..........................................       66,007     37,499           33,328    30,723
    Cost of Shares Redeemed ................................................     (139,177)  (169,282)        (241,531) (280,911)
                                                                                 --------   --------         --------  --------
      Total Fiduciary Share Transactions ...................................        8,899    155,287         (128,107)  (83,081)
                                                                                 --------   --------         --------  --------
  Class I Shares:
    Proceeds from Shares Issued ............................................           --         --          114,119        --
    Reinvestment of Distributions ..........................................           --         --            6,099        --
    Cost of Shares Redeemed ................................................           --         --           (7,441)       --
                                                                                 --------   --------         --------  --------
      Total Class I Share Transactions .....................................           --         --          112,777        --
                                                                                 --------   --------         --------  --------
  Retail Class A Shares:
    Proceeds from Shares Issued ............................................      177,571     87,981           87,214    64,059
    Reinvestment of Distributions ..........................................        2,863      1,057            1,745     1,320
    Cost of Shares Redeemed ................................................     (165,095)   (82,900)         (84,059)  (66,804)
                                                                                 --------   --------         --------  --------
      Total Retail Class A Share Transactions ..............................       15,339      6,138            4,900    (1,425)
                                                                                 --------   --------         --------  --------
  Retail Class B Shares:
    Proceeds from Shares Issued ............................................        6,464      9,353            1,488     2,059
    Reinvestment of Distributions ..........................................        1,356        303              349       195
    Cost of Shares Redeemed ................................................       (1,017)    (1,012)          (1,029)   (1,457)
                                                                                 --------   --------         --------  --------
      Total Retail Class B Share Transactions ..............................        6,803      8,644              808       797
                                                                                 --------   --------         --------  --------
  Retail Class C Shares:
    Proceeds from Shares Issued ............................................           61         --               87        --
    Reinvestment of Distributions ..........................................            2         --                1        --
    Cost of Shares Redeemed ................................................           --         --               (5)       --
                                                                                 --------   --------         --------  --------
      Total Retail Class C Share Transactions ..............................           63         --               83        --
                                                                                 --------   --------         --------  --------
Net Increase (Decrease) in Net Assets From Share Transactions ..............       31,104    170,069           (9,539)  (83,709)
                                                                                 --------   --------         --------  --------
      Total Increase (Decrease) in Net Assets ..............................       42,342    256,057          (50,379)  (17,837)
                                                                                 --------   --------         --------  --------
Net Assets:
  Beginning of Period ......................................................      774,238    518,181          886,317   904,154
                                                                                 --------   --------         --------  --------
  End of Period ............................................................     $816,580   $774,238         $835,938  $886,317
                                                                                 ========   ========         ========  ========

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
    (1) COMMENCEMENT OF OPERATIONS.

The accompanying notes are an integral part of the financial statements.

78
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



           INCOME EQUITY                        BALANCED                     SMALL CAP VALUE              INTERNATIONAL EQUITY
               FUND                               FUND                            FUND                            FUND
------------------------------        ----------------------------    ----------------------------     --------------------------
     08/01/99        08/01/98          08/01/99         08/01/98       08/01/99       09/17/98 (1)      08/01/99       08/01/98
    TO 01/31/00     TO 07/31/99       TO 01/31/00      TO 07/31/99    TO 01/31/00      TO 07/31/99     TO 01/31/00    TO 07/31/99
------------------------------        ----------------------------    ----------------------------     --------------------------
    $   4,892        $  9,364          $  6,581          $ 11,879     $    187        $    173          $    (34)      $    404
       13,722         125,499             9,597            35,906          966           4,967             4,482          7,856
           --              --                --                19           --              --                --             --
           --              --                --                --           (2)            (63)              (46)           130
      (70,591)        (47,639)          (17,565)           (4,521)       6,758          11,622             9,214         (1,586)
           --              --                --                --           (2)              1               (17)            15
     --------        --------          --------          --------     --------        --------          --------       --------
      (51,977)         87,224            (1,387)           43,283        7,907          16,700            13,599          6,819
     --------        --------          --------          --------     --------        --------          --------       --------

       (4,768)         (9,191)           (6,471)          (11,557)      (1,845)            (26)             (722)          (343)
           --              --                --                --           --              --                --             --
         (147)           (261)             (150)             (259)         (86)             --                --             --
          (21)            (19)              (41)              (40)         (44)             --                (1)            --
           --              --                --                --           --              --                --             --

     (114,343)        (77,000)          (35,061)          (17,872)      (4,436)             --              (783)            --
           --              --                --                --           --              --                --             --
       (4,308)         (2,647)             (890)             (439)        (146)             --                --             --
       (1,052)           (298)             (333)              (73)        (124)             --                (1)            --
           --              --                --                --           --              --                --             --
     --------        --------          --------          --------     --------        --------          --------       --------
     (124,639)        (89,416)          (42,946)          (30,240)      (6,681)            (26)           (1,507)          (343)
     --------        --------          --------          --------     --------        --------          --------       --------
     (176,616)         (2,192)          (44,333)           13,043        1,226          16,674            12,092          6,476
     --------        --------          --------          --------     --------        --------          --------       --------

           --              --                --                --           --              --                --             --
       64,932          59,638            28,751            70,832       30,345          72,571            12,104         27,052
      110,665          77,041            40,516            28,648        4,577              --               930            103
     (168,293)       (176,019)          (65,542)         (109,494)      (2,532)         (8,638)          (19,921)       (17,064)
     --------        --------          --------          --------     --------        --------          --------       --------
        7,304         (39,340)            3,725           (10,014)      32,390          63,933            (6,887)        10,091
     --------        --------          --------          --------     --------        --------          --------       --------

           --              --                --                --           --              --                --             --
           --              --                --                --           --              --                --             --
           --              --                --                --           --              --                --             --
     --------        --------          --------          --------     --------        --------          --------       --------
           --              --                --                --           --              --                --             --
     --------        --------          --------          --------     --------        --------          --------       --------

        2,406           9,523               829             2,676       24,873             843               569             --
        4,272           2,622             1,022               674          230              --                 1             --
       (4,429)        (12,704)           (1,371)           (3,057)     (21,222)            (33)               --             --
     --------        --------          --------          --------     --------        --------          --------       --------
        2,249            (559)              480               293        3,881             810               570             --
     --------        --------          --------          --------     --------        --------          --------       --------

        1,085           2,874               912             2,867        1,892           1,011               371             --
        1,053             307               362               105          166              --                 2             --
         (763)           (517)             (428)             (432)        (118)            (81)               (1)            --
     --------        --------          --------          --------     --------        --------          --------       --------
        1,375           2,664               846             2,540        1,940             930               372             --
     --------        --------          --------          --------     --------        --------          --------       --------

            1              --                 1                --           11              --                 1             --
           --              --                --                --           --              --                --             --
           --              --                --                --           --              --                --             --
     --------        --------          --------          --------     --------        --------          --------       --------
            1              --                 1                --           11              --                 1             --
     --------        --------          --------          --------     --------        --------          --------       --------
       10,929         (37,235)            5,052            (7,181)      38,222          65,673            (5,944)        10,091
     --------        --------          --------          --------     --------        --------          --------       --------
     (165,687)        (39,427)          (39,281)            5,862       39,448          82,347             6,148         16,567
     --------        --------          --------          --------     --------        --------          --------       --------

      655,711         695,138           466,241           460,379       82,347              --           108,537         91,970
     --------        --------          --------          --------     --------        --------          --------       --------
     $490,024        $655,711          $426,960          $466,241     $121,795        $ 82,347          $114,685       $108,537
     ========        ========          ========          ========     ========        ========          ========       ========



The accompanying notes are an integral part of the financial statements.

                                                                              79
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

[HighMark Logo Omitted]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED JULY 31, 1999

------------------------------------------------------------------------------------------------------------------------------------

                                                                               CALIFORNIA INTERMEDIATE
                                                                                     TAX-FREE BOND                  BOND
                                                                                         FUND                       FUND
                                                                               ------------------------     -----------------------
                                                                                  08/01/99  08/01/98         08/01/99  08/01/98
                                                                                TO 01/31/00 TO 07/31/99     TO 01/31/00 TO 07/31/99
                                                                               ------------------------     -----------------------
Investment Activities From Operations:
  Net Investment Income ....................................................     $  3,717  $  7,307          $  9,819  $ 16,166
  Net Realized Gain (Loss) on Investments ..................................           63       736              (918)    2,681
  Change in Unrealized Depreciation on Investments .........................       (3,656)   (2,207)           (7,348)  (14,801)
                                                                                 --------  --------          --------  --------
  Net Increase in Net Assets Resulting From Operations .....................          124     5,836             1,553     4,046
                                                                                 --------  --------          --------  --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .......................................................       (3,271)   (6,586)           (9,783)  (15,821)
    Retail Class A Shares ..................................................         (461)     (702)              (83)     (146)
    Retail Class B Shares ..................................................           (1)       --                --        --
    Class S Shares .........................................................           --        --                --        --
  Capital Gains:
    Fiduciary Shares .......................................................           --        --                --        --
    Retail Class A Shares ..................................................           --        --                --        --
    Retail Class B Shares ..................................................           --        --                --        --
    Class S Shares .........................................................           --        --                --        --
                                                                                 --------  --------          --------  --------
      Total Distributions ..................................................       (3,733)   (7,288)           (9,866)  (15,967)
                                                                                 --------  --------          --------  --------
Change in Net Assets .......................................................       (3,609)   (1,452)           (8,313)  (11,921)
                                                                                 --------  --------          --------  --------
Share Transactions:
  Fiduciary Shares:
    Proceeds from the reorganization of the Government Securities Fund .....           --        --                --   113,026
    Proceeds from Shares Issued ............................................        9,553    21,402            37,411    78,647
    Reinvestment of Distributions ..........................................          228       400             6,192     8,719
    Cost of Shares Redeemed ................................................      (15,095)  (28,326)          (50,619)  (59,820)
                                                                                 --------  --------          --------  --------
      Total Fiduciary Share Transactions ...................................       (5,314)   (6,524)           (7,016)  140,572
                                                                                 --------  --------          --------  --------
  Retail Class A Shares:
    Proceeds from Shares Issued ............................................       13,507     9,687               951     2,585
    Reinvestment of Distributions ..........................................          347       479                61       102
    Cost of Shares Redeemed ................................................       (7,357)   (5,053)             (758)   (1,837)
                                                                                 --------  --------          --------  --------
      Total Retail Class A Share Transactions ..............................        6,497     5,113               254       850
                                                                                 --------  --------          --------  --------
  Retail Class B Shares:
    Proceeds from Shares Issued ............................................          224        --                --        --
    Reinvestment of Distributions ..........................................           --        --                --        --
    Cost of Shares Redeemed ................................................          (88)       --                --        --
                                                                                 --------  --------          --------  --------
      Total Retail Class B Share Transactions ..............................          136        --                --        --
                                                                                 --------  --------          --------  --------
  Class S Shares:
    Proceeds from Shares Issued ............................................           --        --                --        --
    Reinvestment of Distributions ..........................................           --        --                --        --
    Cost of Shares Redeemed ................................................           --        --                --        --
                                                                                 --------  --------          --------  --------
      Total Class S Share Transactions .....................................           --        --                --        --
                                                                                 --------  --------          --------  --------
Net Increase (Decrease) in Net Assets From Share Transactions ..............        1,319    (1,411)           (6,762)  141,422
                                                                                 --------  --------          --------  --------
      Total Increase (Decrease) in Net Assets ..............................       (2,290)   (2,863)          (15,075)  129,501
                                                                                 --------  --------          --------  --------
Net Assets:
  Beginning of Period ......................................................      167,124   169,987           337,538   208,037
                                                                                 --------  --------          --------  --------
  End of Period ............................................................     $164,834  $167,124          $322,463  $337,538
                                                                                 ========  ========          ========  ========

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

80
1.800.433.6884


------------------------------------------------------------------------------------------------------------------------------------

     INTERMEDIATE-            100% U.S. TREASURY           U.S. GOVERNMENT            DIVERSIFIED            CALIFORNIA TAX-FREE
       TERM BOND                 MONEY MARKET               MONEY MARKET              MONEY MARKET               MONEY MARKET
          FUND                       FUND                       FUND                      FUND                       FUND
-------------------------   -----------------------   ------------------------   ------------------------  ------------------------
08/01/99      08/01/98      08/01/99     08/01/98      08/01/99     08/01/98       08/01/99     08/01/98      08/01/99    08/01/98
TO 01/31/00   TO 07/31/99   TO 01/31/00 TO 07/31/99   TO 01/31/00  TO 07/31/99   TO 01/31/00  TO 07/31/99  TO 01/31/00  TO 07/31/99
-------------------------   -----------------------   ------------------------   ------------------------  -----------------------

$  7,712     $ 15,211       $   25,746  $   47,560    $  12,031    $   20,468    $   79,460   $  118,642   $  8,769       $ 14,976
    (413)         693               (5)        (39)           4            34            57         (477)        --              1
  (6,368)      (9,244)              --          --           --            --            --           --         --             --
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
     931        6,660           25,741      47,521       12,035        20,502        79,517      118,165      8,769         14,977
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------


  (7,603)     (14,860)          (5,296)    (10,806)      (8,422)      (14,467)      (39,187)     (57,819)    (3,968)        (6,516)
    (156)        (303)         (11,175)    (36,749)      (1,841)       (5,995)      (22,289)     (60,823)    (4,125)        (8,468)
      --           --               --          --           (5)           (3)           --           --         --             --
      --           --           (9,280)         --       (1,763)           --       (17,981)          --       (675)            --

      --           --               --          --           --            --            --           --         --             --
      --           --               --          --           --            --            --           --         --             --
      --           --               --          --           --            --            --           --         --             --
      --           --               --          --           --            --            --           --         --             --
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
  (7,759)     (15,163)         (25,751)    (47,555)     (12,031)      (20,465)      (79,457)    (118,642)    (8,768)       (14,984)
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
  (6,828)      (8,503)             (10)        (34)           4            37            60         (477)         1             (7)
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------


      --           --               --          --           --            --            --           --         --             --
  21,379       63,567          497,257     756,800      810,799     2,136,746     1,978,183    2,543,551    415,690        446,341
   2,461        5,130              503         563          242           358         6,185       11,220          5             10
 (33,262)     (52,096)        (544,028)   (721,529)    (820,567)   (2,069,085)   (1,523,552)  (2,410,010)  (402,910)      (452,148)
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
  (9,422)      16,601          (46,268)     35,834       (9,526)       68,019       460,816      144,761     12,785         (5,797)
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------

   1,325        2,217          405,637   1,656,137       65,524       490,708     1,088,520    2,638,461    233,338        565,071
     153          295           13,205      36,234        2,295         5,809        25,458       59,674      4,218          8,412
  (1,096)      (2,884)        (987,572) (1,442,459)    (195,000)     (447,628)   (2,153,267)  (2,180,382)  (322,853)      (506,038)
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
     382         (372)        (568,730)    249,912     (127,181)       48,889    (1,039,289)     517,753    (85,297)        67,445
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------

      --           --               --          --          222           235            --           --         --             --
      --           --               --          --            5             2            --           --         --             --
      --           --               --          --         (137)          (20)           --           --         --             --
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
      --           --               --          --           90           217            --           --         --             --
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------

      --           --        1,088,195          --      334,528            --     1,974,962           --    223,551             --
      --           --            6,953          --        1,296            --        13,213           --        518             --
      --           --         (472,996)         --     (216,258)           --      (664,230)          --   (136,652)            --
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
      --           --          622,152          --      119,566            --     1,323,945           --     87,417             --
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
  (9,040)      16,229            7,154     285,746      (17,051)      117,125       745,472      662,514     14,905         61,648
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
 (15,868)       7,726            7,144     285,712      (17,047)      117,162       745,532      662,037     14,906         61,641
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
 262,366      254,640        1,240,532     954,820      522,332       405,170     2,966,458    2,304,421    608,388        546,747
--------     --------       ----------  ----------    ---------    ----------    ----------   ----------   --------       --------
$246,498     $262,366       $1,247,676  $1,240,532    $ 505,285    $  522,332    $3,711,990   $2,966,458   $623,294       $608,388
========     ========       ==========  ==========    =========    ==========    ==========   ==========   ========       ========


The accompanying notes are an integral part of the financial statements.

                                                                              81
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
[HighMark Logo Omitted]

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                     NET                                                                                    NET
                    ASSET                          NET REALIZED                                            ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT         CAPITAL            END             TOTAL**
                  OF PERIOD         INCOME        ON INVESTMENTS        INCOME            GAINS          OF PERIOD          RETURN
------------------------------------------------------------------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $18.39            (0.018)            2.058                --           (1.800)        $18.63           11.19%
  FOR THE YEARS ENDED JULY 31,:
  1999               $16.92            (0.018)            2.759                --           (1.271)        $18.39           17.24%
  1998                17.36             0.017             3.108            (0.033)          (3.532)         16.92           22.59%
  1997                12.58             0.057             5.773            (0.053)          (0.996)         17.36           48.54%
  1996                11.87             0.120             1.350            (0.120)          (0.640)         12.58           12.72%
  1995                 9.76             0.150             2.260            (0.150)          (0.150)         11.87           25.23%

  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $18.35            (0.003)            2.012                --           (1.800)        $18.56           11.05%
  FOR THE YEARS ENDED JULY 31,:
  1999               $16.93            (0.055)            2.746                --           (1.271)        $18.35           16.92%
  1998                17.39            (0.018)            3.100            (0.015)          (3.532)         16.93           22.26%
  1997                12.60             0.049             5.784            (0.048)          (0.996)         17.39           48.49%
  1996                11.87             0.110             1.380            (0.120)          (0.640)         12.60           12.88%
  1995                 9.77             0.150             2.250            (0.150)          (0.150)         11.87           25.10%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $18.15            (0.039)            1.958                --           (1.800)        $18.27           10.66%
  FOR THE YEAR ENDED JULY 31,:
  1999               $16.85            (0.103)            2.674                --           (1.271)        $18.15           16.26%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)           $14.76            (0.035)            2.125                --               --         $16.85           28.71%*

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)           $19.43             0.003             0.637                --           (1.800)        $18.27            3.37%




                                                                                 RATIO OF
                                                 RATIO                        NET INVESTMENT
                  NET                         OF EXPENSES     RATIO OF          INCOME TO
                ASSETS,        RATIO          TO AVERAGE    NET INVESTMENT      AVERAGE
                  END        OF EXPENSES      NET ASSETS      INCOME           NET ASSETS       PORTFOLIO
               OF PERIOD     TO AVERAGE       EXCLUDING      TO AVERAGE         EXCLUDING       TURNOVER
                 (000)        NET ASSETS      FEE WAIVERS    NET ASSETS        FEE WAIVERS        RATE
---------------------------------------------------------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000        $758,327            0.92%*          1.09%*       (0.19)%*          (0.36)%          *28%
  FOR THE YEARS ENDED JULY 31,:
  1999        $738,548            0.90%           1.09%        (0.14)%           (0.33)%           52%
  1998         499,060            0.91%           1.08%         0.08%            (0.09)%           67%
  1997         297,879            0.92%           1.24%         0.39%             0.07%           118%
  1996          41,495            0.93%           1.67%         0.98%             0.23%            79%
  1995          25,096            0.79%           1.92%         1.40%             0.26%            68%

  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000        $ 40,271            1.17%*          1.34%*       (0.44)%*          (0.61)%*          28%
  FOR THE YEARS ENDED JULY 31,:
  1999        $ 24,579            1.14%           1.34%        (0.38)%           (0.58)%           52%
  1998          17,173            1.16%           1.34%        (0.17)%           (0.35)%           67%
  1997           7,816            1.04%           1.49%         0.28%            (0.18)%          118%
  1996           2,843            0.93%           1.91%         0.96%            (0.02)%           79%
  1995           1,218            0.84%           2.11%         1.17%            (0.10)%           68%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000         $17,922            1.82%*          1.84%*       (1.11)%*          (1.13)%          *28%
  FOR THE YEAR ENDED JULY 31,:
  1999         $11,111            1.79%           1.84%        (1.04)%           (1.09)%           52%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)     $ 1,948            1.81%*          1.84%*       (0.94)%*          (0.97)%*          67%

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)     $    60            1.82%*          1.84%*       (1.39)%*          (1.41)%*          28%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 *   ANNUALIZED.
**   TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.


The accompanying notes are an integral part of the financial statements.

82
1.800.433.6884


------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                     NET                                                                                    NET
                    ASSET                          NET REALIZED                                            ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT         CAPITAL            END             TOTAL**
                  OF PERIOD         INCOME        ON INVESTMENTS        INCOME            GAINS          OF PERIOD          RETURN
------------------------------------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $29.56             0.138              0.060           (0.135)           (1.463)       $28.16             0.69%
  FOR THE YEARS ENDED JULY 31,:
  1999             $27.31             0.315              3.117           (0.318)           (0.866)       $29.56            13.08%
  1998              25.48             0.332              2.003           (0.341)           (0.164)        27.31             9.22%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $21.57             0.132              3.955           (0.176)               --        $25.48            19.06%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $18.05             0.436              4.371           (0.438)           (0.848)       $21.57            27.33%
  1996              13.40             0.331              5.063           (0.337)           (0.408)        18.05            40.88%
  1995              14.27             0.318             (0.817)          (0.317)           (0.054)        13.40            (3.48)%

  CLASS I SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)         $27.86             0.085              1.766           (0.088)           (1.463)       $28.16            (5.00)%

  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $29.55             0.102              0.063           (0.102)           (1.463)       $28.15             0.57%
  FOR THE YEARS ENDED JULY 31,:
  1999             $27.31             0.245              3.119           (0.255)           (0.866)       $29.55            12.79%
  1998              25.48             0.262              2.007           (0.275)           (0.164)        27.31             8.96%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $21.57             0.106              3.953           (0.147)               --        $25.48            18.90%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $18.05             0.389              4.368           (0.393)           (0.848)       $21.57            27.04%
  1996              13.40             0.320              5.060           (0.323)           (0.408)        18.05            40.77%
  1995              14.27             0.321             (0.820)          (0.317)           (0.054)        13.40            (3.48)%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $29.46             0.006              0.059           (0.023)           (1.463)       $28.04             0.22%
  FOR THE YEARS ENDED JULY 31,:
  1999             $27.28             0.024              3.113           (0.088)           (0.866)       $29.46            11.89%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)         $26.82             0.046              0.479           (0.064)               --        $27.28             3.94%*

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (3)         $29.50             0.027              0.001           (0.025)           (1.463)       $28.04             0.09%





                                                                                 RATIO OF
                                                 RATIO                        NET INVESTMENT
                  NET                         OF EXPENSES     RATIO OF          INCOME TO
                ASSETS,        RATIO          TO AVERAGE    NET INVESTMENT      AVERAGE
                  END        OF EXPENSES      NET ASSETS      INCOME           NET ASSETS       PORTFOLIO
               OF PERIOD     TO AVERAGE       EXCLUDING      TO AVERAGE         EXCLUDING       TURNOVER
                 (000)        NET ASSETS      FEE WAIVERS    NET ASSETS        FEE WAIVERS        RATE
---------------------------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000        $674,329            0.88%*          1.09%*        0.95%*         0.74%*               2%
  FOR THE YEARS ENDED JULY 31,:
  1999        $843,316            0.81%           1.09%         1.15%          0.87%                9%
  1998         863,627            0.81%           1.08%         1.25%          0.98%                7%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997        $463,434            0.78%*          0.94%*        1.65%*         1.49%*               1%
  FOR THE YEARS ENDED JANUARY 31,:
  1997        $317,482            0.79%           0.79%         2.26%          2.26%                9%
  1996         222,065            0.80%           0.80%         2.07%          2.07%               20%
  1995         150,138            0.81%           0.81%         2.36%          2.36%                6%

  CLASS I SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)    $114,490            0.82%*          0.84%*        0.83%*         0.81%*               2%

  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000        $ 40,048            1.13%*          1.34%*        0.69%*         0.48%*               2%
  FOR THE YEARS ENDED JULY 31,:
  1999        $ 36,495            1.06%           1.34%         0.90%          0.62%                9%
  1998          35,325            1.06%           1.33%         0.99%          0.72%                7%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997        $ 20,750            1.03%*          1.25%*        1.40%*         1.17%*               1%
  FOR THE YEARS ENDED JANUARY 31,:
  1997        $ 15,963            1.04%           1.19%         2.01%          1.86%                9%
  1996          11,801            0.89%           1.20%         2.00%          1.69%               20%
  1995           9,777            0.81%           1.21%         2.37%          1.97%                6%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000        $  6,990            1.82%*          1.84%*       (0.01)%*       (0.03)%*              2%
  FOR THE YEARS ENDED JULY 31,:
  1999        $  6,506            1.81%           1.84%         0.14%          0.11%                9%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)    $  5,202            1.81%*          1.84%*        0.15%*         0.13%*               7%

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (3)    $     81            1.82%*          1.84%*       (0.04)%*       (0.06)%*              2%





AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *   ANNUALIZED
**   TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
(3)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.


The accompanying notes are an integral part of the financial statements.

                                                                              83
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                       NET                                                                                   NET
                      ASSET                           NET REALIZED                                          ASSET
                     VALUE,              NET          AND UNREALIZED         NET                            VALUE,
                    BEGINNING        INVESTMENT        GAIN (LOSS)        INVESTMENT        CAPITAL          END            TOTAL**
                    OF PERIOD           INCOME        ON INVESTMENTS        INCOME           GAINS         OF PERIOD        RETURN
------------------------------------------------------------------------------------------------------------------------------------
------------------
INCOME EQUITY FUND
------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $17.78             0.132            (1.594)           (0.133)          (3.565)        $12.62           (8.40)%
  FOR THE YEARS ENDED JULY 31,:
  1999               $17.92             0.247             2.072            (0.249)          (2.206)        $17.78           14.23%
  1998                18.21             0.305             1.486            (0.302)          (1.776)         17.92           10.79%
  1997                14.27             0.372             5.019            (0.368)          (1.083)         18.21           40.13%
  1996                13.00             0.420             1.930            (0.420)          (0.660)         14.27           18.25%
  1995                11.92             0.440             1.500            (0.440)          (0.420)         13.00           17.26%

  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $17.81             0.111            (1.593)           (0.113)          (3.565)        $12.65           (8.49)%
  FOR THE YEARS ENDED JULY 31,:
  1999               $17.95             0.189             2.087            (0.208)          (2.206)        $17.81           13.94%
  1998                18.24             0.262             1.486            (0.258)          (1.776)         17.95           10.50%
  1997                14.29             0.363             5.028            (0.358)          (1.083)         18.24           39.97%
  1996                13.03             0.420             1.920            (0.420)          (0.660)         14.29           18.21%
  1995                11.92             0.420             1.550            (0.440)          (0.420)         13.03           17.52%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $17.74             0.055            (1.591)           (0.069)          (3.565)        $12.57           (8.86)%
  FOR THE YEAR ENDED JULY 31,:
  1999               $17.90             0.089             2.071            (0.115)          (2.206)        $17.74           13.25%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)           $16.88             0.057             1.034            (0.072)              --         $17.90           13.10%*

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)           $16.51             0.018            (0.375)           (0.018)          (3.565)        $12.57           (2.35)%
-------------
BALANCED FUND
-------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $17.21             0.245            (0.299)           (0.248)          (1.398)        $15.51           (0.34)%
  FOR THE YEARS ENDED JULY 31,:
  1999               $16.73             0.428             1.172            (0.436)          (0.684)        $17.21            9.96%
  1998                16.46             0.446             0.724            (0.458)          (0.442)         16.73            7.31%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997               $15.04             0.228             1.712            (0.228)          (0.290)        $16.46           13.35%
  FOR THE YEARS ENDED JANUARY 31,:
  1997               $13.92             0.422             1.699            (0.409)          (0.595)        $15.04           16.30%
  1996                11.45             0.415             2.831            (0.417)          (0.362)         13.92           28.93%
  1995                12.21             0.390            (0.756)           (0.391)          (0.003)         11.45           (2.95)%



                                                                                 RATIO OF
                                                 RATIO                        NET INVESTMENT
                  NET                         OF EXPENSES     RATIO OF          INCOME TO
                ASSETS,        RATIO          TO AVERAGE    NET INVESTMENT      AVERAGE
                  END        OF EXPENSES      NET ASSETS      INCOME           NET ASSETS       PORTFOLIO
               OF PERIOD     TO AVERAGE       EXCLUDING      TO AVERAGE         EXCLUDING       TURNOVER
                 (000)        NET ASSETS      FEE WAIVERS    NET ASSETS        FEE WAIVERS        RATE
---------------------------------------------------------------------------------------------------------------------------
------------------
INCOME EQUITY FUND
------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $467,357             0.88%*          1.17%*        1.67%*         1.38%*              43%
  FOR THE YEARS ENDED JULY 31,:
  1999       $628,839             0.88%           1.09%         1.43%          1.22%               71%
  1998        670,298             0.92%           1.09%         1.63%          1.45%               69%
  1997        352,725             0.99%           1.21%         2.39%          2.17%               46%
  1996        262,660             1.03%           1.27%         2.95%          2.71%               42%
  1995        221,325             1.06%           1.30%         3.59%          3.34%               37%

  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $ 18,258             1.13%*          1.42%*        1.40%*         1.11%*              43%
  FOR THE YEARS ENDED JULY 31,:
  1999       $ 22,329             1.13%           1.34%         1.17%          0.96%               71%
  1998         23,024             1.17%           1.34%         1.39%          1.22%               69%
  1997         14,152             1.06%           1.46%         2.32%          1.92%               46%
  1996         10,143             1.03%           1.51%         2.89%          2.41%               42%
  1995          3,881             1.06%           1.55%         3.06%          2.57%               37%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $  4,408             1.78%*          1.92%*        0.73%*         0.59%*              43%
  FOR THE YEAR ENDED JULY 31,:
  1999       $  4,543             1.78%           1.84%         0.50%          0.44%               71%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)   $  1,816             1.82%*          1.85%*        0.38%*         0.36%*              69%

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $      1             1.78%*          1.92%*        0.48%*         0.34%*              43%
-------------
BALANCED FUND
-------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $412,289             0.92%*          1.09%*        2.91%*         2.74%*              13%
  FOR THE YEARS ENDED JULY 31,:
  1999       $451,411             0.92%           1.09%         2.60%          2.43%               34%
  1998        448,783             0.91%           1.08%         2.67%          2.50%               22%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $400,442             0.83%*          0.98%*        2.99%*         2.85%*              10%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $307,531             0.79%           0.79%         3.48%          3.48%               27%
  1996        233,878             0.80%           0.80%         3.20%          3.20%               26%
  1995        167,434             0.80%           0.80%         3.41%          3.41%               48%




AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *   ANNUALIZED
**   TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.


The accompanying notes are an integral part of the financial statements.

84
1.800.433.6884

[HighMark Logo Omitted]

------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                       NET                                                                                  NET
                      ASSET                            NET REALIZED                                        ASSET
                     VALUE,               NET         AND UNREALIZED          NET                         VALUE,
                    BEGINNING         INVESTMENT        GAIN (LOSS)       INVESTMENT        CAPITAL          END       TOTAL**
                    OF PERIOD           INCOME        ON INVESTMENTS        INCOME          GAINS        OF PERIOD     RETURN
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $17.20             0.224            (0.300)           (0.226)          (1.398)      $15.50       (0.47)%
  FOR THE YEARS ENDED JULY 31,:
  1999               $16.73             0.383             1.167            (0.396)          (0.684)      $17.20        9.64%
  1998                16.45             0.402             0.736            (0.416)          (0.442)       16.73        7.12%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997               $15.03             0.209             1.712            (0.209)          (0.290)      $16.45       13.22%
  FOR THE YEARS ENDED JANUARY 31,:
  1997               $13.91             0.464             1.706            (0.455)          (0.595)      $15.03       16.04%
  1996                11.45             0.406             2.825            (0.406)          (0.362)       13.91       28.73%
  1995                12.21             0.393            (0.758)           (0.392)          (0.003)       11.45       (2.95)%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $17.18             0.168            (0.288)           (0.173)          (1.398)      $15.49       (0.73)%
  FOR THE YEAR ENDED JULY 31,:
  1999               $16.73             0.278             1.161            (0.301)          (0.684)      $17.18        8.91%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)           $16.55             0.155             0.197            (0.175)              --       $16.73        4.32%*

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)           $17.07             0.051            (0.182)           (0.051)          (1.398)      $15.49       (0.81)%
--------------------
SMALL CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $12.55            (0.184)            0.945            (0.004)          (0.637)      $12.67        8.39%
  FOR THE PERIOD ENDED JULY 31,:
  1999 (3)           $10.00             0.018             2.536            (0.004)              --       $12.55       25.54%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $12.52             0.039             0.940            (0.252)          (0.637)      $12.61        8.17%
  FOR THE PERIOD ENDED JULY 31,:
  1999 (3)           $10.00            (0.003)            2.526            (0.003)              --       $12.52       25.24%
  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000               $12.46             0.033             0.918            (0.214)          (0.637)      $12.56        7.97%
  FOR THE PERIOD ENDED JULY 31,:
  1999 (3)           $10.00            (0.041)            2.501                --               --       $12.46       24.60%
  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)           $12.48             0.332             0.609            (0.254)          (0.637)      $12.53        7.89%




                                                                                 RATIO OF
                                                 RATIO                        NET INVESTMENT
                  NET                         OF EXPENSES     RATIO OF          INCOME TO
                ASSETS,        RATIO          TO AVERAGE    NET INVESTMENT      AVERAGE
                  END        OF EXPENSES      NET ASSETS      INCOME           NET ASSETS       PORTFOLIO
               OF PERIOD     TO AVERAGE       EXCLUDING      TO AVERAGE         EXCLUDING       TURNOVER
                 (000)        NET ASSETS      FEE WAIVERS    NET ASSETS        FEE WAIVERS        RATE
---------------------------------------------------------------------------------------------------------------------------
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $ 10,630             1.17%*          1.34%*        2.66%*         2.49%*              13%
  FOR THE YEARS ENDED JULY 31,:
  1999       $ 11,236             1.17%           1.34%         2.35%          2.18%               34%
  1998         10,629             1.16%           1.33%         2.42%          2.24%               22%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $  9,214             1.07%*          1.30%*        2.75%*         2.53%*              10%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $  8,833             1.04%           1.19%         3.22%          3.07%               27%
  1996          8,422             0.89%           1.20%         3.12%          2.81%               26%
  1995          7,128             0.79%           1.19%         3.41%          3.01%               48%

  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $  4,040             1.82%*          1.84%*        2.01%*         1.99%*              13%
  FOR THE YEAR ENDED JULY 31,:
  1999       $  3,594             1.82%           1.84%         1.68%          1.66%               34%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)   $    967             1.80%*          1.83%*        1.77%*         1.74%*              22%

  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $      1             1.82%*          1.84%*        1.76%*         1.74%*              13%
--------------------
SMALL CAP VALUE FUND
--------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $114,766             1.43%*          1.60%*        0.45%*         0.28%*2              5%
  FOR THE PERIOD ENDED JULY 31,:
  1999 (3)   $ 80,423             1.54%           1.71%         0.28%          0.11%               74%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $  3,420             1.68%*          1.85%*        0.13%*        (0.04)%*             25%
  FOR THE PERIOD ENDED JULY 31,:
  1999 (3)   $    912             1.77%           1.94%        (0.11)%        (0.28)%              74%
  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $  3,595             2.33%*          2.37%*       (0.47)%*       (0.51)%*             25%
  FOR THE PERIOD ENDED JULY 31,:
  1999 (3)   $  1,012             2.39%           2.42%        (1.40)%        (1.43)%              74%
  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $     14             2.33%*          2.35%*       (1.25)%*       (1.27)%*             25%



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  ANNUALIZED
**   TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(3)  COMMENCED OPERATIONS ON SEPTEMBER 17, 1998.

The accompanying notes are an integral part of the financial statements.

                                                                              85
                                                           WWW.HIGHMARKFUNDS.COM

[HighMark Logo Omitted]

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                     NET                                                                                   NET
                    ASSET                          NET REALIZED                                           ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT           CAPITAL         END        TOTAL**
                  OF PERIOD         INCOME        ON INVESTMENTS        INCOME              GAINS       OF PERIOD     RETURN
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $39.38          (0.018)            4.971            (0.276)             (0.297)       $43.76        12.52%
  FOR THE YEARS ENDED JULY 31,:
  1999             $37.32           0.210             1.982            (0.132)                 --        $39.38         5.90%
  1998              38.69           0.767            (1.178)           (0.592)             (0.367)        37.32        (0.82)%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $34.52           0.212             3.958                --                  --        $38.69        12.08%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $37.49           0.220            (0.965)           (0.812)             (1.416)       $34.52        (2.14)%
  1996 (1)          33.51           0.447             4.084            (0.446)             (0.105)        37.49        13.56%
  RETAIL CLASS A SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)         $44.06           0.259            (0.001)           (0.271)             (0.297)       $43.75         0.54%
  RETAIL CLASS B SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)         $44.06           0.102             0.111            (0.256)             (0.297)       $43.72         0.44%
  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)         $44.06          (0.083)            0.289            (0.249)             (0.297)       $43.72         0.42%
------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $ 9.96           0.221            (0.220)           (0.221)                 --        $ 9.74         0.01%
  FOR THE YEARS ENDED JULY 31,:
  1999             $10.04           0.438            (0.086)           (0.436)                 --        $ 9.96         3.54%
  1998              10.01           0.457             0.008            (0.435)                 --         10.04         4.75%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $ 9.76           0.206             0.256            (0.215)                 --        $10.01         4.84%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $ 9.85           0.430            (0.078)           (0.442)                 --        $ 9.76         3.72%
  1996               8.95           0.518             0.873            (0.487)                 --          9.85        15.83%
  1995              10.04           0.460            (1.098)           (0.452)                 --          8.95        (6.33)%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $ 9.93           0.209            (0.209)           (0.221)                 --        $ 9.71         0.01%
  FOR THE YEARS ENDED JULY 31,:
  1999             $10.01           0.429            (0.078)           (0.436)                 --        $ 9.93         3.55%
  1998               9.99           0.423             0.032            (0.435)                 --         10.01         4.66%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $ 9.74           0.222             0.240            (0.215)                 --        $ 9.99         4.85%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $ 9.84           0.458            (0.112)           (0.442)                 --        $ 9.74         3.62%
  1996               8.94           0.470             0.918            (0.487)                 --          9.84        15.84%
  1995              10.03           0.439            (1.077)           (0.452)                 --          8.94        (6.33)%
  RETAIL CLASS B SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)         $ 9.84           0.067            (0.110)           (0.067)                 --        $ 9.73        (0.44)%



                                                                                     RATIO OF
                                                  RATIO                            NET INVESTMENT
                NET                            OF EXPENSES         RATIO OF          INCOME TO
              ASSETS,             RATIO         TO AVERAGE      NET INVESTMENT        AVERAGE
                END            OF EXPENSES      NET ASSETS          INCOME           NET ASSETS      PORTFOLIO
             OF PERIOD         TO AVERAGE       EXCLUDING         TO AVERAGE         EXCLUDING       TURNOVER
               (000)           NET ASSETS      FEE WAIVERS        NET ASSETS        FEE WAIVERS        RATE
---------------------------------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $114,271             1.40%*          1.45%*           (0.06)%*           (0.11)%*          30%
  FOR THE YEARS ENDED JULY 31,:
  1999       $108,537             1.36%           1.63%             0.42%              0.15%            87%
  1998         91,970             1.34%           1.61%             0.71%              0.44%            72%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $ 52,467             1.22%*          1.41%*            1.16%*             0.97%*           18%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $ 46,373             1.18%           1.28%             0.60%              0.50%            29%
  1996 (1)     44,188             1.16%           1.36%             1.31%              1.11%            21%
  RETAIL CLASS A SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $     61             1.71%*          1.88%*           (0.40)%*           (0.57)%*          30%
  RETAIL CLASS B SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $    352             2.36%*          2.38%*           (1.16)%*           (1.18)%*          30%
  RETAIL CLASS C SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $      1             2.36%*          2.38%*           (0.85)%*           (0.87)%*          30%
-------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $140,891             0.44%*          1.02%*            4.44%*             3.86%*            5%
  FOR THE YEARS ENDED JULY 31,:
  1999       $149,365             0.45%           1.02%             4.29%              3.72%            11%
  1998        157,062             0.42%           1.04%             4.46%              3.84%            23%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $ 11,292             0.21%*          0.91%*            4.56%*             3.85%*            5%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $  7,435             0.20%           0.85%             4.69%              4.04%             6%
  1996          4,196             0.24%           0.71%             4.97%              4.50%            30%
  1995         12,793             0.50%           0.72%             4.84%              4.62%            22%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $ 23,807             0.44%*          1.27%*            4.45%*             3.62%*            5%
  FOR THE YEARS ENDED JULY 31,:
  1999       $ 17,759             0.45%           1.27%             4.30%              3.48%            11%
  1998         12,925             0.31%           1.29%             4.37%              3.39%            23%
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $ 23,807             0.44%*          1.27%*            4.45%*             3.62%*            5%
  FOR THE YEARS ENDED JULY 31,:
  1999       $ 17,759             0.45%           1.27%             4.30%              3.48%            11%
  1998         12,925             0.31%           1.29%             4.37%              3.39%            23%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $ 11,214             0.21%*          1.22%*            4.55%*             3.54%*            5%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $  5,791             0.20%           1.25%             4.69%              3.64%             6%
  1996          4,266             0.23%           1.12%             4.93%              4.04%            30%
  1995          4,882             0.50%           1.12%             4.92%              4.30%            22%
  RETAIL CLASS B SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $    136             1.44%*          1.77%*            3.67%*             3.34%*            5%



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *  ANNUALIZED.
**  TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.
(1) COMMENCED OPERATIONS ON FEBRUARY 1, 1995.
(2) COMMENCED OPERATIONS ON NOVEMBER 30, 1999.

The accompanying notes are an integral part of the financial statements.

86
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


------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                     NET                                                                                   NET
                    ASSET                          NET REALIZED                                           ASSET
                   VALUE,             NET         AND UNREALIZED          NET                             VALUE,
                  BEGINNING       INVESTMENT        GAIN (LOSS)       INVESTMENT           CAPITAL         END        TOTAL**
                  OF PERIOD         INCOME        ON INVESTMENTS        INCOME              GAINS       OF PERIOD     RETURN
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
BOND FUND
-------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $10.39           0.309            (0.259)           (0.310)                 --        $10.13         0.47%
  FOR THE YEARS ENDED JULY 31,:
  1999             $10.81           0.605            (0.426)           (0.600)                 --        $10.39         1.60%
  1998              10.67           0.615             0.150            (0.627)                 --         10.81         7.41%
  1997              10.23           0.628             0.421            (0.609)                 --         10.67        10.59%
  1996              10.38           0.660            (0.160)           (0.650)                 --         10.23         4.81%
  1995              10.11           0.640             0.270            (0.640)                 --         10.38         9.43%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $10.30           0.302            (0.252)           (0.310)                 --        $10.04         0.47%
  FOR THE YEARS ENDED JULY 31,:
  1999             $10.73           0.610            (0.440)           (0.600)                 --        $10.30         1.52%
  1998              10.59           0.605             0.162            (0.627)                 --         10.73         7.47%
  1997              10.15           0.642             0.403            (0.609)                 --         10.59        10.68%
  1996              10.29           0.690            (0.180)           (0.650)                 --         10.15         4.95%
  1995              10.04           0.660             0.230            (0.640)                 --         10.29         9.29%
---------------------------
INTERMEDIATE-TERM BOND FUND
---------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $10.00           0.298            (0.268)           (0.300)                 --        $ 9.73         0.28%
  FOR THE YEARS ENDED JULY 31,:
  1999             $10.32           0.591            (0.319)           (0.590)                 --        $10.00         2.60%
  1998              10.30           0.613             0.021            (0.616)                 --         10.32         6.37%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $10.16           0.309             0.138            (0.310)                 --        $10.30         4.54%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $10.62           0.599            (0.460)           (0.595)                 --        $10.16         1.43%
  1996               9.67           0.609             0.951            (0.609)                 --         10.62        16.58%
  1995              10.72           0.589            (1.034)           (0.590)             (0.015)         9.67        (4.11)%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000             $ 9.99           0.294            (0.254)           (0.300)                 --        $ 9.73         0.38%
  FOR THE YEARS ENDED JULY 31,:
  1999             $10.31           0.598            (0.325)           (0.590)                 --        $ 9.99         2.60%
  1998              10.29           0.609             0.031            (0.616)                 --         10.31         6.38%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997             $10.16           0.309             0.128            (0.310)                 --        $10.29         4.44%
  FOR THE YEARS ENDED JANUARY 31,:
  1997             $10.61           0.602            (0.462)           (0.595)                 --        $10.16         1.54%
  1996               9.67           0.609             0.940            (0.609)                 --         10.61        16.48%
  1995              10.72           0.589            (1.034)           (0.590)             (0.015)         9.67        (4.11)%






                                                                                     RATIO OF
                                                  RATIO                            NET INVESTMENT
                NET                            OF EXPENSES         RATIO OF          INCOME TO
              ASSETS,             RATIO         TO AVERAGE      NET INVESTMENT        AVERAGE
                END            OF EXPENSES      NET ASSETS          INCOME           NET ASSETS      PORTFOLIO
             OF PERIOD         TO AVERAGE       EXCLUDING         TO AVERAGE         EXCLUDING       TURNOVER
               (000)           NET ASSETS      FEE WAIVERS        NET ASSETS        FEE WAIVERS        RATE
---------------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $319,646             0.75%*          1.01%*            5.91%*             5.65%*           15%
  FOR THE YEARS ENDED JULY 31,:
  1999       $334,900             0.75%           1.01%             5.69%              5.43%            39%
  1998        206,125             0.75%           1.02%             5.86%              5.60%            16%
  1997         71,571             0.85%           1.42%             6.11%              5.54%            14%
  1996        160,374             0.89%           1.61%             6.10%              5.38%            21%
  1995         59,758             0.92%           1.64%             6.35%              5.62%            36%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $  2,817             0.75%*          1.26%*            5.92%*             5.41%*           15%
  FOR THE YEARS ENDED JULY 31,:
  1999       $  2,638             0.75%           1.26%             5.67%              5.16%            39%
  1998          1,912             0.75%           1.26%             5.85%              5.33%            16%
  1997            606             0.85%           1.68%             6.10%              5.27%            14%
  1996          1,157             0.89%           1.85%             6.10%              5.14%            21%
  1995            558             0.92%           1.89%             6.29%              5.32%            36%
---------------------------
INTERMEDIATE-TERM BOND FUND
---------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $241,665             0.75%*          0.99%*            5.94%*             5.70%*           15%
  FOR THE YEARS ENDED JULY 31,:
  1999       $257,775             0.75%           0.99%             5.73%              5.49%            19%
  1998        249,520             0.75%           0.99%             5.86%              5.61%            51%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $152,676             0.69%*          0.82%*            6.17%*             6.04%*           58%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $150,411             0.67%           0.68%             5.93%              5.92%           106%
  1996        132,942             0.68%           0.68%             5.97%              5.97%           147%
  1995        109,848             0.71%           0.71%             5.89%              5.89%            95%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $  4,833             0.75%*          1.24%*            5.95%*             5.46%*           15%
  FOR THE YEARS ENDED JULY 31,:
  1999       $  4,591             0.75%           1.24%             5.72%              5.23%            19%
  1998          5,120             0.75%           1.24%             5.83%              5.34%            51%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997       $  5,124             0.69%*          1.14%*            6.17%*             5.71%*           58%
  FOR THE YEARS ENDED JANUARY 31,:
  1997       $  5,213             0.67%           1.08%             5.91%              5.50%           106%
  1996          6,417             0.68%           1.09%             5.99%              5.58%           147%
  1995          6,645             0.71%           1.11%             5.87%              5.47%            95%

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *  ANNUALIZED.
**  TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE.



The accompanying notes are an integral part of the financial statements.
                                                                              87
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
[HighMark Logo Omitted]

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                      INVESTMENT ACTIVITIES                DISTRIBUTIONS
                                  -----------------------------      ---------------------------
                       NET                                                                                     NET
                      ASSET                          NET REALIZED                                             ASSET
                      VALUE,            NET         AND UNREALIZED           NET                              VALUE,
                    BEGINNING       INVESTMENT        GAIN (LOSS)        INVESTMENT        CAPITAL             END           TOTAL
                    OF PERIOD         INCOME        ON INVESTMENTS         INCOME           GAINS           OF PERIOD        RETURN
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00           0.023               --               (0.023)           --               $1.00          2.32%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00           0.043               --               (0.043)           --               $1.00          4.43%
  1998                 1.00           0.049               --               (0.049)           --                1.00          5.02%
  1997                 1.00           0.046               --               (0.046)           --                1.00          4.65%
  1996                 1.00           0.046               --               (0.046)           --                1.00          4.74%
  1995                 1.00           0.046               --               (0.046)           --                1.00          4.69%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00           0.022               --               (0.022)           --               $1.00          2.20%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00           0.041               --               (0.041)           --               $1.00          4.17%
  1998                 1.00           0.047               --               (0.047)           --                1.00          4.75%
  1997                 1.00           0.045               --               (0.045)           --                1.00          4.58%
  1996                 1.00           0.046               --               (0.046)           --                1.00          4.74%
  1995                 1.00           0.046               --               (0.046)           --                1.00          4.69%
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)            $1.00           0.014               --               (0.014)           --               $1.00          1.39%
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00           0.024               --               (0.024)           --               $1.00          2.46%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00           0.046               --               (0.046)           --               $1.00          4.64%
  1998                 1.00           0.050               --               (0.050)           --                1.00          5.16%
  1997                 1.00           0.047               --               (0.047)           --                1.00          4.78%
  1996                 1.00           0.048               --               (0.048)           --                1.00          4.88%
  1995                 1.00           0.048               --               (0.048)           --                1.00          4.87%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00           0.023               --               (0.023)           --               $1.00          2.33%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00           0.043               --               (0.043)           --               $1.00          4.39%
  1998                 1.00           0.048               --               (0.048)           --                1.00          4.90%
  1997                 1.00           0.046               --               (0.046)           --                1.00          4.70%
  1996                 1.00           0.048               --               (0.048)           --                1.00          4.86%
  1995                 1.00           0.048               --               (0.048)           --                1.00          4.86%
  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00           0.019               --               (0.019)           --               $1.00          1.95%
  FOR THE YEAR ENDED JULY 31,:
  1999                $1.00           0.036               --               (0.036)           --               $1.00          3.62%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)            $1.00           0.021               --               (0.021)           --               $1.00          4.25%*
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)            $1.00           0.015               --               (0.015)           --               $1.00          1.48%



                                                                                     RATIO OF
                                                  RATIO                            NET INVESTMENT
                NET                            OF EXPENSES         RATIO OF          INCOME TO
              ASSETS,             RATIO         TO AVERAGE      NET INVESTMENT        AVERAGE
                END            OF EXPENSES      NET ASSETS          INCOME           NET ASSETS
             OF PERIOD         TO AVERAGE       EXCLUDING         TO AVERAGE         EXCLUDING
               (000)           NET ASSETS      FEE WAIVERS        NET ASSETS        FEE WAIVERS
----------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $217,268             0.47%*          0.79%*            4.53%*             4.21%*
  FOR THE YEARS ENDED JULY 31,:
  1999       $263,561             0.47%           0.79%             4.35%              4.03%
  1998        227,733             0.46%           0.78%             4.91%              4.59%
  1997        243,464             0.64%           0.92%             4.61%              4.33%
  1996        173,340             0.74%           0.97%             4.64%              4.41%
  1995        190,604             0.73%           0.97%             4.60%              4.36%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $408,276             0.72%*          1.04%*            4.17%*             3.85%*
  FOR THE YEARS ENDED JULY 31,:
  1999       $976,971             0.72%           1.04%             4.07%              3.75%
  1998        727,087             0.71%           1.03%             4.65%              4.33%
  1997        558,972             0.72%           1.10%             4.55%              4.17%
  1996        100,623             0.74%           1.23%             4.64%              4.15%
  1995         88,660             0.73%           1.22%             4.68%              4.19%
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $622,132             1.02%*          1.09%*            2.50%*             2.43%*
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $341,632             0.52%*          0.79%*            4.83%*             4.56%*
  FOR THE YEARS ENDED JULY 31,:
  1999       $351,140             0.52%           0.79%             4.52%              4.25%
  1998        283,096             0.51%           0.79%             5.05%              4.77%
  1997        252,995             0.70%           0.95%             4.69%              4.44%
  1996        151,483             0.77%           1.00%             4.76%              4.53%
  1995        159,747             0.78%           1.02%             4.76%              4.52%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $ 43,779             0.77%*          1.04%*            4.38%*             4.11%*
  FOR THE YEARS ENDED JULY 31,:
  1999       $170,974             0.77%           1.04%             4.28%              4.01%
  1998        122,074             0.76%           1.04%             4.80%              4.52%
  1997         42,797             0.78%           1.22%             4.60%              4.16%
  1996         75,714             0.79%           1.26%             4.77%              4.30%
  1995         48,474             0.78%           1.27%             4.82%              4.33%
  RETAIL CLASS B SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000       $    307             1.52%*          1.54%*            3.86%*             3.84%*
  FOR THE YEAR ENDED JULY 31,:
  1999       $    218             1.52%           1.54%             3.46%              3.44%
  FOR THE PERIOD ENDED JULY 31,:
  1998 (1)   $     --             1.26%*          1.54%*            4.30%*             4.02%*
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (2)   $119,567             1.07%*          1.09%*            4.46%*             4.44%*

The accompanying notes are an integral part of the financial statements.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
 *  ANNUALIZED.
(1) COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.


88
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

[HighMark Logo Omitted]


------------------------------------------------------------------------------------------------------------------------------------
                                    INVESTMENT ACTIVITIES           DISTRIBUTIONS
                                -----------------------------  --------------------
                       NET                                                                               NET
                      ASSET                     NET REALIZED                                            ASSET
                      VALUE,          NET      AND UNREALIZED     NET                CONTRIBUTIONS      VALUE,
                    BEGINNING     INVESTMENT     GAIN (LOSS)   INVESTMENT   CAPITAL       OF            END        TOTAL
                    OF PERIOD       INCOME     ON INVESTMENTS    INCOME      GAINS      CAPITAL       OF PERIOD    RETURN
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00          0.025           --         (0.025)        --          --           $1.00       2.53%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00          0.047           --         (0.047)        --          --           $1.00       4.78%
  1998                 1.00          0.051           --         (0.051)        --          --            1.00       5.27%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997                $1.00          0.025           --         (0.025)        --          --           $1.00       5.11%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997                $1.00          0.049           --         (0.049)        --          --           $1.00       5.03%
  1996                 1.00          0.054           --         (0.054)        --          --            1.00       5.57%
  1995                 1.00          0.039       (0.001)        (0.039)        --       0.001            1.00       3.99%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00          0.024           --         (0.024)        --          --           $1.00       2.41%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00          0.044           --         (0.044)        --          --           $1.00       4.52%
  1998                 1.00          0.049           --         (0.049)        --          --            1.00       5.01%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997                $1.00          0.024           --         (0.024)        --          --           $1.00       4.86%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997                $1.00          0.047           --         (0.047)        --          --           $1.00       4.78%
  1996                 1.00          0.052           --         (0.052)        --          --            1.00       5.31%
  1995                 1.00          0.037           --         (0.037)        --          --            1.00       3.78%
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (1)            $1.00          0.015           --         (0.015)        --          --           $1.00       1.55%
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00          0.014           --         (0.014)        --          --           $1.00       1.38%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00          0.026           --         (0.026)        --          --           $1.00       2.59%
  1998                 1.00          0.031           --         (0.031)        --          --            1.00       3.14%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997                $1.00          0.016           --         (0.016)        --          --           $1.00       3.28%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997                $1.00          0.031           --         (0.031)        --          --           $1.00       3.12%
  1996                 1.00          0.034           --         (0.034)        --          --            1.00       3.48%
  1995                 1.00          0.026           --         (0.026)        --          --            1.00       2.67%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000                $1.00          0.013           --         (0.013)        --          --           $1.00       1.26%
  FOR THE YEARS ENDED JULY 31,:
  1999                $1.00          0.023           --         (0.023)        --          --           $1.00       2.34%
  1998                 1.00          0.028           --         (0.028)        --          --            1.00       2.89%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997                $1.00          0.015           --         (0.015)        --          --           $1.00       2.99%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997                $1.00          0.027           --         (0.027)        --          --           $1.00       2.78%
  1996                 1.00          0.031           --         (0.031)        --          --            1.00       3.14%
  1995                 1.00          0.023           --         (0.023)        --          --            1.00       2.33%
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (1)            $1.00          0.008           --         (0.008)        --          --           $1.00       0.77%






                                                                                     RATIO OF
                                                  RATIO                            NET INVESTMENT
                NET                            OF EXPENSES         RATIO OF          INCOME TO
              ASSETS,             RATIO         TO AVERAGE      NET INVESTMENT        AVERAGE
                END            OF EXPENSES      NET ASSETS          INCOME           NET ASSETS
             OF PERIOD         TO AVERAGE       EXCLUDING         TO AVERAGE         EXCLUDING
               (000)           NET ASSETS      FEE WAIVERS        NET ASSETS        FEE WAIVERS
----------------------------------------------------------------------------------------------------
-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000      $1,785,498            0.52%*           0.79%*           4.99%*             4.72%*
  FOR THE YEARS ENDED JULY 31,:
  1999      $1,324,659            0.52%            0.79%            4.68%              4.41%
  1998       1,180,141            0.50%            0.77%            5.15%              4.88%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997         971,858            0.48%*           0.64%*           5.07%*             4.90%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $  523,571            0.49%            0.49%            4.93%              4.93%
  1996         503,080            0.50%            0.50%            5.43%              5.43%
  1995         536,754            0.50%            0.50%            3.93%              3.93%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000      $  602,540            0.77%*           1.04%*           4.55%*             4.28%*
  FOR THE YEARS ENDED JULY 31,:
  1999      $1,641,799            0.77%            1.04%            4.42%              4.15%
  1998       1,124,280            0.75%            1.02%            4.90%              4.63%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997      $  799,657            0.72%*           0.95%*           4.82%*             4.59%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $  576,566            0.73%            0.88%            4.69%              4.54%
  1996         259,608            0.75%            0.90%            5.16%              5.01%
  1995         111,267            0.70%            0.90%            3.79%              3.59%
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (1)  $1,323,952            1.07%*           1.09%*           4.67%*             4.65%*
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000      $  248,476            0.38%*           0.79%*           2.72%*             2.31%*
  FOR THE YEARS ENDED JULY 31,:
  1999      $  235,687            0.33%            0.79%            2.55%              2.09%
  1998         241,487            0.31%            0.78%            3.07%              2.60%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997      $  159,297           0.28%*            0.69%*           3.36%*             2.96%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $   36,207            0.27%            0.49%            3.08%              2.86%
  1996          42,923            0.28%            0.49%            3.43%              3.22%
  1995          52,050            0.29%            0.50%            2.66%              2.45%
  RETAIL CLASS A SHARES
  FOR THE SIX MONTH PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000      $  287,402            0.63%*           1.04%*           2.45%*             2.04%*
  FOR THE YEARS ENDED JULY 31,:
  1999      $  372,701            0.58%            1.04%            2.30%              1.84%
  1998         305,260            0.56%            1.03%            2.84%              2.37%
  FOR THE SIX MONTH PERIOD ENDED JULY 31,:
  1997      $  217,229            0.55%*           0.97%*           3.02%*             2.59%*
  FOR THE YEARS ENDED JANUARY 31,:
  1997      $  150,688            0.60%            0.88%            2.75%              2.47%
  1996          81,177            0.61%            0.88%            3.09%              2.82%
  1995          49,494            0.62%            0.90%            2.33%              2.05%
  CLASS S SHARES
  FOR THE PERIOD ENDED JANUARY 31,: (UNAUDITED)
  2000 (1)  $   87,416            0.93%*           1.09%*           2.32%*             2.16%*

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*ANNUALIZED.
(1) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.

The accompanying notes are an integral part of the financial statements.

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[HighMark Logo Omitted]
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION
HighMark Funds ("HighMark" or "the Funds") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987. Prior to December 4, 1996, HighMark was known as The HighMark Group.

The Funds are registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with thirteen funds: the Growth Fund, the Value Momentum Fund, the Income Equity Fund, the Balanced Fund, the Small Cap Value Fund, the International Equity Fund, the California Intermediate Tax-Free Bond Fund, the Bond Fund, the Intermediate-Term Bond Fund, (collectively the "Non-Money Market Funds") and the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"). HighMark is registered to offer six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

THE BASIS OF PRESENTATION OF STATEMENTS - The HighMark Funds acquired the Stepstone Funds in a series of tax-free business combinations in April 1997. While each Fund now exists legally as a HighMark Fund, a number of the surviving funds have kept the past performance of the Stepstone Funds. In accordance with generally accepted accounting principles, the financial highlights presented reflect prior periods beginning on the first day of the accounting survivor's fiscal year (August 1, 1996 and February 1, 1997, respectively).

SECURITY VALUATION - Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in equity securities held by the Non-Money Market Funds that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

FOREIGN CURRENCY TRANSLATION - The books and records of the International
Equity Fund and the Small Cap Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund and the Small Cap Value Fund do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Equity Fund and the Small Cap Value Fund report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.


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The International Equity Fund and the Small Cap Value Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Fund and the Small Cap Value Fund accrues such taxes when the related income is earned.

THE NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day for each Class. It is computed by dividing the assets of each Class, less its liabilities, by the number of outstanding shares of each Class.

DISCOUNTS AND PREMIUMS - Discounts and premiums, except for the Bond Fund, are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method. The Bond Fund follows the same basis for financial reporting and federal income tax purposes and does not amortize premiums or accrete discounts, with the applicable portion of market discount recognized as ordinary income upon disposition or maturity.

CLASSES - Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

REPURCHASE AGREEMENTS - Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

OPTIONS TRANSACTIONS - In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, certain of the Funds, as described in their prospectuses, may participate in options transactions including writing call options. A risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases.

The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

The Fund recognizes a gain when the underlying securities' market price rises (in case of a purchased call) or falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds except the International Equity and the Small Cap Value Funds declare and make distributions from net investment income monthly. The International Equity and the Small Cap Value Funds declare and make distributions from net investment income periodically. Any net realized capital gains will be distributed at least annually for all Funds.

SECURITY LENDING - Certain of the Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value



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[HighMark Logo Omitted]
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

of loaned securities. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.


RECLASSIFICATION OF COMPONENTS OF NET ASSETS - In accordance with Statement of Position 93-2, "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies", differences attributable to the classification of capital gains and net investment income for tax distribution purposes, as of July 31, 1999, have been reclassified between accumulated net realized gains/losses and undistributed net income, as appropriate. These reclassifications had no effect on net asset value.


3. TRANSACTIONS WITH AFFILIATES

Effective February 15, 1997, SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, became the Administrator for the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Funds and the Administrator are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Fund with management and administrative services for an annual fee of 0.20% of the average daily net assets of the Funds. the Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. During the period August 1, 1999 to January 31, 2000 the Administrator voluntarily agreed to waive a portion of its fee for all Funds.

Pursuant to a separate agreement with the Administrator, HighMark Capital Management, Inc. performs sub-administration services on behalf of each fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.07% of the average daily net assets of the Funds. For the period from August 1, 1999 to January 31, 2000, HighMark Capital Management, Inc. received sub-administration fees from the Funds in the amount of $2,153,000.

State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. The Administrator has agreed to absorb certain transfer agency related expenses on behalf of the Fund.

SEI Investments Distribution Co. (the "Distributor") and the Funds are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. The Funds have adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The California Intermediate Tax-Free Bond, Bond and Intermediate-Term Bond Funds are currently waiving all Class A distribution fees.

The Funds have also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi Trust Company, or their respective affiliates, that have agreed to provide certain shareholder support services for their customers who own Retail A, Retail B or Fiduciary Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. For the period from August 1, 1999 to January 31, 2000, Union Bank of California, N.A. received shareholder servicing fees from the Funds in the amount of approximately $1,310,000.


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A contingent deferred sales charge (CDSC) is imposed on certain redemptions of
Retail B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Retail B shares until the redemption of such shares.
               YEARS SINCE              CONTINGENT DEFERRED
              PURCHASE MADE                SALES CHARGE
      -------------------------------------------------------------
                  First                         5%
                  Second                        4%
                  Third                         3%
                  Fourth                        3%
                  Fifth                         2%
                  Sixth                         1%
                  Seventh and Following        None
A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Retail C shares.

Union Bank of California, N.A. acts as custodian ("the Custodian") for the Funds. Fees of the Custodian are being paid on the basis of net assets of the Funds.

Certain officers of the Funds are also officers and/or Directors of the Administrator. The Funds pay each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers is paid by the Administrator.



4. INVESTMENT ADVISORY AGREEMENT

The Funds and HighMark Capital Management, Inc. (the "Adviser") a subsidiary of UnionBanCal Corporation, are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund, 0.60% of the Growth Fund, the Income Equity Fund, the Value Momentum Fund, and the Balanced Fund, 0.50% of the Intermediate-Term Bond Fund, the Bond Fund, and the California Intermediate Tax-Free Bond Fund, 0.95% of the International Equity Fund and 1.00% of the Small Cap Value Fund. For the six months ended January 31, 2000 the Adviser voluntarily waived a portion of its fee in certain funds in order to limit the operating expenses of the Funds.

On January 1, 1998 the Adviser and AXA Asset Management Partenaires ("AXA") entered into an investment sub-advisory agreement for the International Equity Fund. On October 1, 1999, AXA Asset Managers GS Ltd. succeeded AXA as sub-adviser. AXA is entitled to a fee of 0.50% of the average daily net assets of the Fund.

On August 26, 1998 the Adviser and Brandes Investment Partners, LP ("Brandes") entered into an investment sub-advisory agreement for the Small Cap Value Fund. Brandes is entitled to a fee of 0.50% of the average market value of the assets of the Small Cap Value Fund allocated to Brandes.

5. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities other than short-term securities were as follows:

                                            INVESTMENT
                                            SECURITIES
                                      ----------------------
                                       PURCHASES     SALES
                                        (000'S)     (000'S)
                                      -----------  ---------
Growth ..............................  $219,139    $267,327
Value Momentum ......................    15,346      76,656
Income Equity .......................   247,059     361,742
Balanced ............................    56,440      81,659
Small Cap Value .....................    37,008      21,706
International Equity ................    33,128      35,746
California Intermediate
 Tax-Free Bond ......................     8,864       7,858
Bond ................................    46,446      50,487
Intermediate-Term Bond ..............    37,203      45,878


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[HighMark Logo Omitted]
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

Cost for financial statement purposes differs from cost for Federal income tax purposes primarily due to the deferral of certain losses under Federal income tax regulations. The aggregate gross unrealized appreciation and depreciation at January 31, 2000 for each portfolio was as follows:

                       APPRECIATION  DEPRECIATION    TOTAL
                          (000'S)       (000'S)     (000'S)
                       ------------  ------------  --------
Growth ................ $271,668     $(25,398)     $246,270
Value Momentum ........  420,674      (37,864)      382,810
Income Equity .........   60,403      (41,181)       19,222
Balanced ..............  106,852      (23,242)       83,610
Small Cap Value .......   24,999       (6,618)       18,381
International Equity ..   28,063       (5,451)       22,612
California Intermediate
  Tax-Free Bond .......    2,372       (1,626)          746
Bond ..................    1,348      (15,335)      (13,987)
Intermediate-Term Bond       168       (9,661)       (9,493)


The Funds have capital loss carryforwards at July 31, 1999, to the extent provided in the regulations for federal income tax as follows:



                          EXPIRES   EXPIRES    EXPIRES     EXPIRES     EXPIRES   EXPIRES    EXPIRES
                            2001      2002       2003        2004         2005     2006       2007
                          -------   -------    -------     -------     -------   -------    -------
Cal. Int. Tax-Free Bond.     --           --         --    254,972      10,099       --          --
Bond ..................      --      137,375         --    800,387     430,407       --          --
Int.-Term Bond ........      --           --    610,202         --   1,963,907       --          --
U.S. Government
  Money Market ........ 115,159           --         --         --          --       --          --
Diversified
  Money Market ........ 300,452       29,246  1,078,029     13,202          --       --     476,441
Cal. Tax-Free
  Money Market ........      --       24,049     24,115         --          --   15,746          --

The Small Cap Value Funds had a post 10/31 loss deferral of $5,616 that can be used to offset future capital gains.


6. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and political developments in that state.

The International Equity Fund and the Small Cap Value Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.


7. OPTION CONTRACTS

Transactions in covered call options during the six month period ended January 31, 2000 are summarized as follows:

                                          VALUE MOMENTUM
                                      ----------------------
                                      NUMBER OF
  WRITTEN OPTION TRANSACTION          CONTRACTS      PREMIUM
  ---------------------------         ---------      -------
Option written and outstanding at
beginning of period ..................     810    $  47,235
Call option written during period ....   2,200      475,862
Call option exercised during period ..    (345)     (75,229)
Call option expired during period ....  (2,180)    (394,683)
Call option closed during period .....    (485)     (53,185)
                                      ========    =========
Option written and outstanding at
end of period ........................      --    $      --
                                      ========    =========


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8. LINE OF CREDIT

Each Fund may borrow, an amount up to its prospectus defined limitations, from an $81 million committed line of credit available to the HighMark Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. As of January 31, 2000, no Fund had an outstanding borrowing. Listed below are the Funds which had outstanding balances during the period ended January 31, 2000.

                             MAXIMUM         AVERAGE          DAILY WEIGHTED
                             AMOUNT        OUTSTANDING           AVERAGE
                             BORROWED         BALANCE             RATE
                           -----------      -----------       --------------
Income Equity ...........  $14,000,000      $12,500,000           6.58%
Small Cap Value .........      600,000          600,000           5.83%
International Equity ....    2,400,000        1,916,667           6.05%

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[HighMark Logo Omitted]
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

9. SHARES ISSUED AND REDEEMED (000):

For the six months ended January 31, 2000 (unaudited) and the year ended July 31, 1999 Transactions in Fund Shares were as follows:

                                                                                      GROWTH                  VALUE MOMENTUM
                                                                                       FUND                        FUND
                                                                            ------------------------     ----------------------
                                                                              08/01/99    08/01/98         08/01/99   08/01/98
                                                                             TO 01/31/00 TO 07/31/99     TO 01/31/00 TO 07/31/99
                                                                            ------------------------     -----------------------
Shares Issued and Redeemed:
    Fiduciary Shares:
    Issued from the reorganization of the Blue Chip Growth Fund .............      --       7,569               --          --
    Issued ..................................................................   4,363      10,481            2,764       6,116
    Issued in Lieu of Cash Distributions ....................................   3,578       2,322            1,182       1,153
    Redeemed ................................................................  (7,399)     (9,701)          (8,525)    (10,360)
                                                                               ------      ------           ------     -------
      Total Fiduciary Share Transactions ....................................     542      10,671           (4,579)     (3,091)
                                                                               ------      ------           ------     -------
  Class I Shares:
    Issued ..................................................................      --          --            4,107          --
    Issued in Lieu of Cash Distributions ....................................      --          --              216          --
    Redeemed ................................................................      --          --             (258)         --
                                                                               ------      ------           ------     -------
      Total Class I Share Transactions ......................................      --          --            4,065          --
                                                                               ------      ------           ------     -------
  Retail Class A Shares:
    Issued ..................................................................   9,461       4,787            3,017       2,188
    Issued in Lieu of Cash Distributions ....................................     156          65               62          49
    Redeemed ................................................................  (8,787)     (4,527)          (2,891)     (2,296)
                                                                               ------      ------           ------     -------
      Total Retail A Share Transactions .....................................     830         325              188         (59)
                                                                               ------      ------           ------     -------
  Retail Class B Shares:
    Issued ..................................................................     349         535               52          75
    Issued in Lieu of Cash Distributions ....................................      75          19               12           7
    Redeemed ................................................................     (55)        (57)             (36)        (52)
                                                                               ------      ------           ------     -------
      Total Retail B Share Transactions .....................................     369         497               28          30
                                                                               ------      ------           ------     -------
  Retail Class C Shares:
    Issued ..................................................................       3          --                3          --
    Issued in Lieu of Cash Distributions ....................................      --          --               --          --
    Redeemed ................................................................      --          --               --          --
                                                                               ------      ------           ------     -------
      Total Retail Class C Share Transactions ...............................       3          --                3          --
                                                                               ------      ------           ------     -------
    Net Increase (Decrease) in Share Transactions ...........................   1,744      11,493             (295)     (3,120)
                                                                               ======      ======           ======     =======

                                                                            CALIFORNIA INTERMEDIATE
                                                                                 TAX-FREE BOND                   BOND
                                                                                     FUND                        FUND
                                                                            ----------------------------------------------------
                                                                              08/01/99   08/01/98         08/01/99   08/01/98
                                                                            TO 01/31/00 TO 07/31/99      TO 01/31/00 TO 07/31/99
                                                                            ----------------------------------------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Issued from the reorganization of the Government Securities Fund ........      --          --               --      10,341
    Issued ..................................................................     971       2,101            3,637       7,534
    Issued in Lieu of Cash Distributions ....................................      23          39              600         813
    Redeemed ................................................................  (1,535)     (2,774)          (4,906)     (5,524)
                                                                               ------      ------           ------     -------
      Total Fiduciary Share Transactions ....................................    (541)       (634)            (669)     13,164
                                                                               ------      ------           ------     -------
  Retail A Shares:
    Issued ..................................................................   1,381         952               93         238
    Issued in Lieu of Cash Distributions ....................................      36          47                6          10
    Redeemed ................................................................    (755)       (501)             (74)       (170)
                                                                               ------      ------           ------     -------
      Total Retail A Share Transactions .....................................     662         498               25          78
                                                                               ------      ------           ------     -------
  Retail B Shares:
    Issued ..................................................................      23          --               --          --
    Issued in Lieu of Cash Distributions ....................................      --          --               --          --
    Redeemed ................................................................      (9)         --               --          --
                                                                               ------      ------           ------     -------
      Total Retail B Share Transactions .....................................      14          --               --          --
                                                                               ------      ------           ------     -------
  Class S Shares:
    Issued ..................................................................      --          --               --          --
    Issued in Lieu of Cash Distributions ....................................      --          --               --          --
    Redeemed ................................................................      --          --               --          --
                                                                               ------      ------           ------     -------
      Total Class S Share Transactions ......................................      --          --               --          --
                                                                               ------      ------           ------     -------
    Net Increase (Decrease) in Share Transactions ...........................     135        (136)            (644)     13,242
                                                                               ======      ======           ======     =======

96
1.800.433.6884

---------------------------------------------------------------------------------------------------
     INCOME EQUITY             BALANCED               SMALL CAP VALUE       INTERNATIONAL EQUITY
         FUND                    FUND                      FUND                     FUND
-----------------------  -----------------------  -----------------------  -----------------------
  08/01/99    08/01/98    08/01/99    08/01/98      08/01/99   09/17/98      08/01/99   08/01/98
TO 01/31/00 TO 07/31/99  TO 01/31/00 TO 07/31/99  TO 01/31/00 TO 07/31/99  TO 01/31/00 TO 07/31/99
-----------------------  -----------------------  -----------------------  -----------------------



      --          --            --          --          --         --           --          --
   4,333       3,476         1,729       4,210       2,408      7,104          283         747
   8,645       4,694         2,569       1,728         375         --           21           3
 (11,311)    (10,215)       (3,956)     (6,523)       (201)      (693)        (460)       (458)
 -------     -------        ------      ------      ------      -----         ----        ----
   1,667      (2,045)          342        (585)      2,582      6,411         (156)        292
 -------     -------        ------     -------      ------      -----         ----        ----
      --          --            --          --          --         --           --          --
      --          --            --          --          --         --           --          --
      --          --            --          --          --         --           --          --
 -------     -------        ------      ------      ------      -----         ----        ----
      --          --            --          --          --         --           --          --
 -------     -------        ------      ------      ------      -----         ----        ----

     150         557            50         160       2,003         74           13          --
     333         159            65          41          19         --           --          --
    (293)       (745)          (82)       (183)     (1,705)        (3)          --          --
 -------     -------        ------      ------      ------      -----         ----        ----
     190         (29)           33          18         317         71           13          --
 -------     -------        ------      ------      ------      -----         ----        ----

      66         165            55         170         153         88            8          --
      83          19            23           6          13         --           --          --
     (54)        (29)          (26)        (25)         (9)        (8)          --          --
 -------     -------        ------      ------      ------      -----         ----        ----
      95         155            52         151         157         80            8          --
 -------     -------        ------      ------      ------      -----         ----        ----

      --          --            --          --           1         --           --          --
      --          --            --          --          --         --           --          --
      --          --            --          --          --         --           --          --
 -------     -------        ------      ------      ------      -----         ----        ----
      --          --            --          --           1         --           --          --
 -------     -------        ------      ------      ------      -----         ----        ----
   1,952      (1,919)          427        (416)      3,057      6,562         (135)        292
 =======    ========        ======      ======      ======      =====         =====       ====

     INTERMEDIATE-            100% U.S. TREASURY                                         DIVERSIFIED           CALIFORNIA TAX-FREE
      TERM BOND                 MONEY MARKET                U.S. GOVERNMENT              MONEY MARKET              MONEY MARKET
         FUND                       FUND                   MONEY MARKET FUND                 FUND                      FUND
-----------------------     -----------------------     -----------------------   -----------------------    -----------------------
  08/01/99    08/01/98        08/01/99   08/01/98         08/01/99   08/01/98       08/01/99   08/01/98       08/01/99   08/01/98
TO 01/31/00 TO 07/31/99     TO 01/31/00 TO 07/31/99     TO 01/31/00 TO 07/31/99   TO 01/31/00 TO 07/31/99    TO 01/31/00 TO 07/31/99
-----------------------     -----------------------     -----------------------   -----------------------    -----------------------

      --          --              --           --               --          --             --          --            --         --
   2,154       6,129         497,257      756,800          810,799   2,136,746      1,978,183   2,543,551       415,690    446,341
     248         498             503          563              242         358          6,185      11,220             5         10
  (3,357)     (5,033)       (544,028)    (721,529)        (820,567) (2,069,085)    (1,523,552) (2,410,010)     (402,910)  (452,148)
--------     -------        --------     --------         --------  ----------     ----------  ----------      --------   --------
    (955)      1,594         (46,268)      35,834           (9,526)     68,019        460,816     144,761        12,785     (5,797)
--------     -------        --------     --------         --------  ----------     ----------  ----------      --------   --------

     133         213         405,637    1,656,137           65,524     490,708      1,088,520   2,638,461       233,338    565,071
      16          29          13,205       36,234            2,295       5,809         25,458      59,674         4,218      8,412
    (111)       (279)       (987,572)  (1,442,459)        (195,000)   (447,628)    (2,153,267) (2,180,382)     (322,853)  (506,038)
--------     -------        --------    ---------         --------  ----------     ----------  ----------      --------   --------
      38         (37)       (568,730)     249,912         (127,181)     48,889     (1,039,289)    517,753       (85,297)    67,445
--------     -------        --------    ---------         --------  ----------     ----------  ----------      --------   --------

      --          --              --           --              222         235             --          --            --         --
      --          --              --           --                5           2             --          --            --         --
      --          --              --           --             (137)        (20)            --          --            --         --
--------     -------        --------    ---------         --------  ----------     ----------  ----------      --------   --------
      --          --              --           --               90         217             --          --            --         --
--------     -------        --------    ---------         --------  ----------     ----------  ----------      --------   --------

      --          --       1,088,195           --          334,528          --      1,974,962          --       223,551         --
      --          --           6,953           --            1,296          --         13,213          --           518         --
      --          --        (472,996)          --         (216,258)         --       (664,230)         --      (136,652)        --
--------     -------       ---------    ---------         --------  ----------     ----------  ----------      --------   --------
      --          --         622,152           --          119,566          --      1,323,945          --        87,417         --
--------     -------       ---------    ---------         --------  ----------     ----------  ----------      --------   --------
    (917)      1,557           7,154      285,746          (17,051)    117,125        745,472     662,514        14,905     61,648
========     =======       =========    =========         ========  ==========     ==========  ==========      ========   ========

                                                                              97
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
[HighMark Logo Omitted]
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------

10. FUND MERGER

On January 11, 1999, the assets of the HighMark Blue Chip Growth and Government Securities Funds were reorganized into the HighMark Growth and Bond Funds, respectively. Under the Plan of Reorganization, 8,729,227 Fiduciary Class shares of the HighMark Blue Chip Growth Fund were exchanged for 7,569,480 Fiduciary Class shares of the HighMark Growth Fund and 11,336,718 Fiduciary Class shares of the HighMark Government Securities Fund were exchanged for 10,341,234 Fiduciary Class shares of the HighMark Bond Fund in a tax free exchange. Upon the business combinations of such Funds on January 11, 1999, the value of the HighMark Growth Fund's net assets combined with those of the HighMark Blue Chip Growth Fund was $714,792,687 and the value of the HighMark Bond Fund's net assets combined with those of the HighMark Government Securities Fund before open of business was $332,036,956.


11. SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a shareholder meeting held on October 29, 1999, the shareholders of the HighMark Emerging Growth Fund voted to approve the liquidation of the Fund's assets. The results of the voting were as follows:

EMERGING GROWTH FUND
--------------------
FOR        3,096,408       96.51% of shares voted      62.92% of shares outstanding
AGAINST       26,060        0.81% of shares voted       0.53% of shares outstanding
ABSTAIN       85,896        2.68% of shares voted       1.75% of shares outstanding

At a shareholder meeting held on October 29, 1999 the shareholders of the HighMark Balanced Fund, HighMark Growth Fund, HighMark Income Equity Fund, HighMark Bond Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, and HighMark U.S. Government Money Market Fund were asked to vote on the following proposals: (1) to consider the amendment of the Income Equity Fund's investment objective; (2) to consider the amendment of the Bond Fund's investment objective; (3) to consider the amendment of the Balanced Fund, Income Equity Fund, Growth Fund, Bond Fund, 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund's fundamental investment restriction(s) regarding investment in shares of other investment companies; and (4) to consider eliminating the 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund's fundamental investment restriction regarding investment in securities issued by "unseasoned issuers". The results of each proposal were as follows:

PROPOSAL 1. TO CONSIDER THE AMENDMENT OF THE INCOME EQUITY FUND'S INVESTMENT OBJECTIVE.

INCOME EQUITY FUND
------------------
FOR       25,697,319      98.69% of shares voted      70.49% of shares outstanding
AGAINST      168,440       0.65% of shares voted       0.46% of shares outstanding
ABSTAIN      173,357       0.67% of shares voted       0.48% of shares outstanding

PROPOSAL 2. TO CONSIDER THE AMENDMENT OF THE BOND FUND'S INVESTMENT OBJECTIVE.

BOND FUND
---------
FOR       16,307,612      99.71% of shares voted      50.72% of shares outstanding
AGAINST       15,422       0.09% of shares voted       0.05% of shares outstanding
ABSTAIN       31,508       0.19% of shares voted       0.10% of shares outstanding

PROPOSAL 3. TO CONSIDER THE AMENDMENT OF THE BALANCED FUND, INCOME EQUITY FUND, GROWTH FUND, BOND FUND, 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT RESTRICTION(S) REGARDING INVESTMENT IN SHARES OF OTHER INVESTMENT COMPANIES.

BALANCED FUND
-------------
FOR       16,112,916      98.45% of shares voted      59.79% of shares outstanding
AGAINST      102,498       0.63% of shares voted       0.38% of shares outstanding
ABSTAIN      151,194       0.92% of shares voted       0.56% of shares outstanding


98
1.800.433.6884

----------------------------------------------------------------------------------
INCOME EQUITY FUND
------------------
FOR:      25,638,907      98.46% of shares voted      70.33% of shares outstanding
AGAINST:     200,947       0.77% of shares voted       0.55% of shares outstanding
ABSTAIN:     199,262       0.77% of shares voted       0.55% of shares outstanding

GROWTH FUND
-----------
FOR:      22,844,097      99.24% of shares voted      53.56% of shares outstanding
AGAINST:      87,058       0.38% of shares voted       0.20% of shares outstanding
ABSTAIN:      86,793       0.38% of shares voted       0.20% of shares outstanding

BOND FUND
---------
FOR:      16,303,650      99.69% of shares voted      50.27% of shares outstanding
AGAINST:      11,966       0.07% of shares voted       0.04% of shares outstanding
ABSTAIN:      38,926       0.24% of shares voted       0.12% of shares outstanding

100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
FOR:     579,048,101      81.98% of shares voted      45.92% of shares outstanding
AGAINST:  43,476,530       6.16% of shares voted       3.45% of shares outstanding
ABSTAIN:  83,824,058      11.87% of shares voted       6.65% of shares outstanding

CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
FOR:     328,389,932      95.69% of shares voted      48.11% of shares outstanding
AGAINST:  10,609,165       3.09% of shares voted       1.55% of shares outstanding
ABSTAIN:   4,171,560       1.22% of shares voted       0.61% of shares outstanding

DIVERSIFIED MONEY MARKET FUND
-----------------------------
FOR:   1,458,046,773      91.00% of shares voted      47.96% of shares outstanding
AGAINST:  77,180,144       4.82% of shares voted       2.54% of shares outstanding
ABSTAIN:  66,497,033       4.18% of shares voted       2.20% of shares outstanding

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
FOR:     313,628,537      94.87% of shares voted      60.75% of shares outstanding
AGAINST:  15,379,401       4.65% of shares voted       2.98% of shares outstanding
ABSTAIN:   1,596,862       0.48% of shares voted       0.31% of shares outstanding

PROPOSAL 4. TO CONSIDER ELIMINATING THE 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENT IN SECURITIES ISSUED BY "UNSEASONED ISSUERS".

100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
FOR:     549,800,487      77.84% of shares voted      43.60% of shares outstanding
AGAINST:  71,080,778      10.06% of shares voted       5.64% of shares outstanding
ABSTAIN:  85,467,424      12.10% of shares voted       6.78% of shares outstanding

CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
FOR:     312,617,007      91.10% of shares voted      45.80% of shares outstanding
AGAINST:  24,390,294       7.11% of shares voted       3.57% of shares outstanding
ABSTAIN:   6,163,356       1.80% of shares voted       0.90% of shares outstanding


DIVERSIFIED MONEY MARKET FUND
-----------------------------
FOR:   1,410,192,914      88.02% of shares voted     46.39% of shares outstanding
AGAINST: 130,116,047       8.12% of shares voted      4.28% of shares outstanding
ABSTAIN:  61,864,989       3.86% of shares voted      2.04% of shares outstanding

U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
FOR:     280,615,041      84.88% of shares voted     54.36% of shares outstanding
AGAINST:  17,590,763       5.32% of shares voted      3.41% of shares outstanding
ABSTAIN:  32,398,996       9.80% of shares voted      6.28% of shares outstanding

                                                                              99
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

[HighMark Logo Omitted]
HIGHMARK FUND INFORMATION

--------------------------------------------------------------------------------
                           FIDUCIARY SHARES INFORMATION
FUND                                CUSIP          TICKER       FUND #

GROWTH                            431114818         HMGRX        492

VALUE MOMENTUM                    431114677         HMVMX        871

INCOME EQUITY                     431114206         HMIEX        490

BALANCED                          431114792         HMBAX        491

SMALL CAP VALUE                   431112101         HMSCX        148

INTERNATIONAL EQUITY              431114594         HMIQX        876

CA INTERMEDIATE TAX-FREE BOND     431114644         HMITX        847

BOND                              431114305         HMBDX        489

INTERMEDIATE-TERM BOND            431114560         HMIBX        845

100% U.S. TREASURY MONEY MARKET   431114503         HMTXX        486

U.S. GOVERNMENT MONEY MARKET      431114701         HMGXX        485

DIVERSIFIED MONEY MARKET          431114883         HMDXX        484

CA TAX-FREE MONEY MARKET          431114842         HMCXX        487


--------------------------------------------------------------------------------
                            CLASS I SHARES INFORMATION

VALUE MOMENTUM                    431112804         HMVIX       1731


--------------------------------------------------------------------------------
                            RETAIL SHARES INFORMATION
GROWTH
     RETAIL CLASS A               431114768         HMRGX        481
     RETAIL CLASS B               431114511         HMGBX        455
     RETAIL CLASS C               431112879           N/A       1755

VALUE MOMENTUM
     RETAIL CLASS A               431114628         HMVLX        870
     RETAIL CLASS B               431114529           N/A        456
     RETAIL CLASS C               431112812           N/A       1753


100
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

--------------------------------------------------------------------------------
                      RETAIL SHARES INFORMATION (CONTINUED)
FUND                                 CUSIP            TICKER    FUND #

INCOME EQUITY
     RETAIL CLASS A               431114784         HMERX        479
     RETAIL CLASS B               431114537           N/A        457
     RETAIL CLASS C               431112861           N/A       1754

BALANCED
     RETAIL CLASS A               431114776         HMBRX        480
     RETAIL CLASS B               431114545           N/A        452
     RETAIL CLASS C               431112887           N/A       1760

SMALL CAP VALUE
     RETAIL CLASS A               431112200           N/A         41
     RETAIL CLASS B               431112309           N/A        123
     RETAIL CLASS C               431112820           N/A       1756

INTERNATIONAL EQUITY
     RETAIL CLASS A               431112853           N/A       1759
     RETAIL CLASS B               431112846           N/A       1758
     RETAIL CLASS C               431112838           N/A       1757

CA INTERMEDIATE TAX-FREEBOND
     RETAIL CLASS A               431114578         HMCIX        846
     RETAIL CLASS B               431112796           N/A       1761

BOND
     RETAIL CLASS A               431114743         HMRBX        478

INTERMEDIATE-TERM BOND
     RETAIL CLASS A               431114586         HMBTX        874

100% U.S. TREASURY MONEY MARKET
     RETAIL CLASS A               431114404         HMRXX        475
     RETAIL CLASS S               431112606         HUSXX       1730

U.S. GOVERNMENT MONEY MARKET
     RETAIL CLASS A               431114602         HMUXX        474
     RETAIL CLASS B               431114495           N/A        450
     RETAIL CLASS S               431112507         HGSXX       1729

DIVERSIFIED MONEY MARKET
     RETAIL CLASS A               431114800         HMVXX        473
     RETAIL CLASS S               431112408         HDSXX       1728

CA TAX-FREE MONEY MARKET
     RETAIL CLASS A               431114859         HMAXX        476
     RETAIL CLASS S               431112705         HCSXX       1727

                                                                             101
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

[HighMark Logo Omitted]
NOTES
--------------------------------------------------------------------------------


102
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

--------------------------------------------------------------------------------


                                                                             103
                                                          WWW.HIGHMARK FUNDS.COM

[HighMark Logo Omitted]
SERVICE PROVIDERS &
BOARD OF TRUSTEES

--------------------------------------------------------------------------------

INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER (International Equity Fund)
AXA Investment Managers GS Ltd.
60 Greenchurch Street
London, England

SUB-ADVISER (International portion of the
Small Cap Value Fund)
Brandes Investment Partners, LP
12750 High Bluff Drive
San Diego, CA 90730

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230

BOARD OF TRUSTEES
Thomas L. Braje, Chairman
Robert M. Whitler, Vice Chairman
David A. Goldfarb
Joseph C. Jaeger
Frederick J. Long
Michael L. Noel


104
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

THANK YOU FOR
YOUR INVESTMENT
[HighMark Logo Omitted]

[BOUNDING BOX]
Mutual Funds:
[bullet] are not FDIC insured
[bullet] have no bank guarantee
[bullet] may lose value